UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund:	Quantitative Master Series LLC
Master Core Bond Enhanced Index Series
Master Enhanced International Series
Master Enhanced S&P 500 Series
Master Enhanced Small Cap Series
Master Extended Market Index Series
Master Mid Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 06/30/2011

Item 1 – Report to Stockholders

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2011 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six-month period ended June 30, 2011, the Master Core Bond Enhanced Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 2.73%, performing in line with the benchmark Barclays Capital U.S. Aggregate Bond Index, which returned 2.72% for the same period.

What factors influenced performance?

•

The Series held a slight underweight position relative to the benchmark in most government-related sectors, including US Treasuries, agency debentures and agency mortgage-backed securities (MBS). It also held overweights in non-government spread sectors, including non-agency residential MBS, commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). These positions benefited performance as spread sectors broadly outperformed government-related sectors during most of the six-month period despite coming under pressure during the latter half.

• While the Series benefited from its duration positioning, its yield-curve-flattening position served as a net detractor from performance.

Describe recent portfolio activity.

•

During the six-month period, we reduced some of the risk in the portfolio by reducing some exposure to foreign sovereign debt, non-agency residential MBS and CMBS. We added exposure to US agency debt and ABS, which are more liquid assets.

Describe portfolio positioning at period end.

•

At period end, the Series is currently underweight relative to the benchmark in government-related sectors in favor of non-government spread sectors. Within government-related sectors, the Series is underweight in US Treasuries and foreign government-guaranteed debt while overweight in US agency debt and neutral in agency MBS. Within non-government spread sectors, the Series holds overweight exposures to CMBS, ABS and investment-grade credit, along with a very small allocation outside the benchmark index to non-agency residential MBS. At the end of the period, the Series’ duration was short relative to the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	1

Portfolio Information as of June 30, 2011	Master Core Bond Enhanced Index Series

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	77%
AA/Aa	6
A	10
BBB/Baa	7

1 Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Service ratings.

2 Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations, which were deemed AAA/Aaa by the investment advisor. On August 5, 2011, S&P lowered the long-term sovereign credit rating on the United States of America to AA+ from AAA.

The Benefits and Risks of Leveraging

The Series may utilize leverage to seek to enhance the yield. However, these objectives cannot be achieved in all interest rate environments.

The Series may utilize leverage by entering into treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by the Series on its longer-term portfolio investments. To the extent that the total assets of the Series (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Series’ investors will benefit from the incremental net income.

Furthermore, the value of the Series’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of the portfolio investments. Changes in interest rates can influence the Series positively or negatively in addition to the impact on the Series’ performance from leverage.

The use of leverage may enhance opportunities for increased income to the Series, but as described above, it also creates risks as short- or long-term interest rates fluctuate. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Series’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Series’ net income will be less than if leverage had not been used, and therefore the amount available for distribution will be reduced. The Series may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Series to incur losses. The use of leverage may limit the Series’ ability to invest in certain types of securities or use certain types of hedging strategies. The Series will incur expenses in connection with the use of leverage, all of which are borne by the Series and may reduce investment income.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Master Core Bond Enhanced Index Series

Derivative Financial Instruments
The Series may invest in various derivative financial instruments, including financial futures contracts, options, swaps, and foreign currency exchange contracts as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, interest rate and/or other risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	3

Schedule of Investments June 30, 2011 (Unaudited)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 10.8%
321 Henderson Receivables I LLC (a):
Series 2010-1A, Class A, 5.56%, 7/15/59	$676	$723,773
Series 2010-3A, Class A, 3.82%, 12/15/48	779	770,504
ARES CLO Funds, Series 2007- 3RA, Class A2, 0.50%, 4/16/21 (a)(b)	1,517	1,407,409
AmeriCredit Automobile Receivables Trust, Series 2011- 2, Class A2, 0.90%, 9/08/14	1,155	1,155,587
Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8, 0.32%, 8/15/14 (b)	1,810	1,810,145
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18 (a)	405	406,628
Citibank Omni Master Trust (a):
Series 2009-A8, Class A8, 2.29%, 5/16/16 (b)	745	753,967
Series 2009-A17, Class A17, 4.90%, 11/15/18	450	486,947
DT Auto Owner Trust, Series 2011- 2A, Class A, 0.96%, 1/15/14 (a)	1,089	1,089,059
Ford Credit Floorplan Master Owner Trust, Series 2010-1, Class A, 1.84%, 12/15/14 (a)(b)	645	657,046
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.28%, 5/25/37 (b)	167	163,539
SLM Student Loan Trust (b):
Series 2005-4, Class A2, 0.35%, 4/26/21	428	427,143
Series 2008-5, Class A3, 1.57%, 1/25/18	630	647,199
Series 2008-5, Class A4, 1.97%, 7/25/23	1,700	1,776,466
Series 2010-C, Class A1, 1.84%, 12/15/17 (a)	384	386,408
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16	481	481,467
Series 2011-S1A, Class C, 2.01%, 8/15/16	583	583,193
Series 2011-WO, Class A2, 0.91%, 11/15/13	1,359	1,359,870
Santander Drive Auto Receivables Trust:
0.93%, 6/17/13	1,145	1,146,166
Series 2010-3, Class A3, 1.20%, 6/16/14	805	805,714
Series 2010-A, Class A3, 1.83%, 11/17/14 (a)	340	343,794

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A4, 2.39%, 6/15/17 (a)	$170	$173,920
Series 2010-B, Class A2, 1.01%, 7/15/13 (a)	1,035	1,036,134
Series 2011-1, Class A2, 0.94%, 2/18/14	1,105	1,104,803
Series 2011-1, Class A3, 1.28%, 1/15/15	625	625,854
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)	383	382,737
Scholar Funding Trust, Series 2011-A, Class A, 1.17%, 10/28/43 (a)(b)	600	597,023
Total Asset-Backed Securities – 10.8%		21,302,495

Corporate Bonds

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	1,555	1,596,647
5.38%, 1/15/20	35	38,556
4.38%, 2/15/21	190	194,288
		1,829,491
Capital Markets — 3.1%
CDP Financial, Inc., 3.00%, 11/25/14 (a)	1,065	1,107,857
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	700	707,601
6.00%, 6/15/20	895	963,009
6.25%, 2/01/41	100	100,817
Morgan Stanley:
2.76%, 5/14/13 (b)	440	451,757
4.00%, 7/24/15	200	203,538
3.80%, 4/29/16	400	395,355
5.63%, 9/23/19	275	282,191
Nomura Holdings Inc., 4.13%, 1/19/16	390	394,955
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	294	298,456
UBS AG:
2.25%, 8/12/13	960	976,523
4.88%, 8/04/20	285	288,262
		6,170,321
Chemicals — 0.3%
The Dow Chemical Co., 4.25%, 11/15/20	639	623,634

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks — 4.1%
Bank One Corp., 5.90%, 11/15/11	$152	$154,902
Barclays Bank Plc, 6.05%, 12/04/17 (a)	445	471,162
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)	1,250	1,278,938
DnB NOR Boligkreditt (a):
2.10%, 10/14/15	430	424,966
2.90%, 3/29/16	1,130	1,150,177
Eksportfinans ASA:
3.00%, 11/17/14	370	387,639
2.00%, 9/15/15	1,175	1,171,841
5.50%, 5/25/16	700	799,917
HSBC Bank Plc, 3.10%, 5/24/16 (a)	575	571,199
HSBC Holdings Plc, 5.10%, 4/05/21	475	486,772
The Toronto-Dominion Bank, 2.20%, 7/29/15 (a)	650	658,646
Wells Fargo & Co., 3.68%, 6/15/16	479	492,095
		8,048,254
Diversified Financial Services — 4.3%
Bank of America Corp.:
4.75%, 8/01/15	435	456,390
5.88%, 1/05/21	325	341,079
5.00%, 5/13/21	400	395,139
Barrick North America Finance LLC, 4.40%, 5/30/21 (a)	600	597,217
Citigroup, Inc.:
4.59%, 12/15/15	1,000	1,051,609
3.95%, 6/15/16	1,825	1,868,267
JPMorgan Chase & Co.:
6.63%, 3/15/12	329	342,956
0.91%, 2/26/13 (b)	325	327,299
3.45%, 3/01/16	825	840,374
3.15%, 7/05/16	875	880,353
JPMorgan Chase Bank NA, 6.00%, 7/05/17	485	536,263
Novus USA Trust, 1.51%, 11/18/11 (a)(b)	835	829,828
		8,466,774
Diversified Telecommunication Services — 0.9%
AT&T Inc., 6.40%, 5/15/38	355	380,796
Qwest Communications International, Inc.:
8.00%, 10/01/15	147	159,863
7.13%, 4/01/18	372	399,435
Telefonica Emisiones SAU, 4.95%, 1/15/15	725	771,501
		1,711,595
Electric Utilities — 0.7%
The Cleveland Electric Illuminating Co., 7.88%, 11/01/17	200	245,229

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Florida Power & Light Co.:
5.63%, 4/01/34	$45	$47,412
5.95%, 2/01/38	100	110,439
Florida Power Corp., 6.40%, 6/15/38	225	259,958
LG&E and KU Energy LLC, Series WI, 3.75%, 11/15/20	450	424,171
Ohio Power Co., Series K, 6.00%, 6/01/16	325	372,694
		1,459,903
Energy Equipment & Services — 0.4%
Ensco Plc, 4.70%, 3/15/21	340	343,462
Pride International, Inc., 6.88%, 8/15/20	350	407,042
		750,504
Food Products — 0.6%
Kraft Foods, Inc.:
4.13%, 2/09/16	195	208,513
6.50%, 8/11/17	358	420,854
6.13%, 2/01/18	24	27,610
5.38%, 2/10/20	75	81,990
6.50%, 11/01/31	325	370,101
		1,109,068
Health Care Providers & Services — 0.1%
UnitedHealth Group Inc., 3.88%, 10/15/20	175	171,212
Hotels, Restaurants & Leisure — 0.2%
Wyndham Worldwide Corp., 6.00%, 12/01/16	350	371,693
Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group Inc., 5.15%, 12/01/20	774	793,210
Insurance — 3.3%
American International Group, Inc., 5.45%, 5/18/17	100	104,441
Genworth Financial, Inc., 7.63%, 9/24/21	125	126,453
Manulife Financial Corp., 3.40%, 9/17/15	380	391,744
MetLife, Inc.:
6.13%, 12/01/11	75	76,679
5.00%, 11/24/13	231	248,586
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13	1,505	1,532,247
5.13%, 4/10/13 (c)	1,265	1,345,996
2.00%, 1/10/14	935	940,072
5.13%, 6/10/14	735	803,032
Prudential Financial, Inc., 4.75%, 9/17/15	825	887,597
		6,456,847

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	5

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media — 2.3%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	$150	$208,671
Comcast Corp.:
5.88%, 2/15/18	584	655,001
5.70%, 5/15/18	255	284,519
5.15%, 3/01/20	86	92,595
6.40%, 3/01/40	310	331,769
Cox Communications, Inc., 8.38%, 3/01/39 (a)	555	725,713
DIRECTV Holdings LLC:
3.50%, 3/01/16	775	799,967
5.88%, 10/01/19	227	251,759
4.60%, 2/15/21	18	18,085
Discovery Communications LLC, 3.70%, 6/01/15	270	284,092
News America, Inc.:
7.25%, 5/18/18	339	402,591
4.50%, 2/15/21 (a)	160	157,906
7.28%, 6/30/28	175	197,266
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	210	230,213
		4,640,147
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	60	65,550
Rio Tinto Finance USA Ltd., 3.50%, 11/02/20	242	231,596
		297,146
Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	475	534,654
6.38%, 9/15/17	425	487,192
BP Capital Markets Plc:
3.13%, 3/10/12	940	956,302
4.50%, 10/01/20	600	611,876
El Paso Pipeline Partners Operating Co., LLC:
4.10%, 11/15/15	300	311,922
6.50%, 4/01/20	82	91,795
Enterprise Products Operating LLC:
6.13%, 10/15/39	250	254,236
5.95%, 2/01/41	250	248,298
Kern River Funding Corp., 4.89%, 4/30/18 (a)	73	79,663
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)	340	349,739
Marathon Petroleum Corp., 6.50%, 3/01/41 (a)	162	167,432
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37	208	218,775
6.50%, 9/15/37	280	315,674
Nexen, Inc.:
6.40%, 5/15/37	120	119,702
7.50%, 7/30/39	175	195,747
Petrobras International Finance Co.:
3.88%, 1/27/16	360	366,594

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Petrobras International Finance Co.:
5.88%, 3/01/18	$40	$43,039
5.75%, 1/20/20	955	1,018,751
Petroleos Mexicanos, 6.50%, 6/02/41 (a)	190	192,783
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)	390	395,712
Southwestern Energy Co., 7.50%, 2/01/18	495	563,062
Valero Energy Corp., 6.63%, 6/15/37	25	26,066
Western Gas Partners LP, 5.38%, 6/01/21	375	386,157
		7,935,171
Paper & Forest Products — 0.2%
International Paper Co., 7.95%, 6/15/18	380	452,464
Real Estate Investment Trusts (REITs) — 0.1%
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21	150	146,423
Specialty Retail — 0.4%
Best Buy Co., Inc., 5.50%, 3/15/21	604	594,688
Home Depot Inc., 5.88%, 12/16/36	125	127,931
		722,619
Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	715	750,465
Wireless Telecommunication Services — 1.4%
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	840	916,540
SBA Tower Trust, 4.25%, 4/15/40 (a)	550	578,615
Vodafone Group Plc, 4.15%, 6/10/14	1,205	1,292,892
		2,788,047
Total Corporate Bonds – 28.2%		55,694,988

Foreign Agency Obligations

Israel Government AID Bond, 5.50%, 9/18/23	1,020	1,176,318
Mexico Government International Bond, 5.13%, 1/15/20	360	388,800
Poland Government International Bond, 5.00%, 10/19/15	112	121,240

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Russian Foreign Bond Eurobond, 7.50%, 3/31/30	$640	$754,518
Total Foreign Agency Obligations – 1.2%		2,440,876

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.8%
Arkle Master Issuer Plc (a)(b):
Series 2010-1A, Class 2A, 1.41%, 5/17/60	820	818,678
Series 2010-2A, Class 1A1, 1.66%, 5/17/60	685	686,885
Arran Residential Mortgages Funding Plc, Series 2011-1A, Class A1C, 1.54%, 11/19/47 (a)(b)	150	150,035
Holmes Master Issuer Plc (b):
Series 2007-2A, Class 3A1, 0.36%, 7/15/21	233	232,954
Series 2010-1A, Class A2, 1.68%, 10/15/54 (a)	820	822,227
Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, 0.37%, 11/25/36 (b)	1,457	743,072
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.05%, 5/25/47 (b)	307	205,065
		3,658,916
Commercial Mortgage-Backed Securities — 7.5%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM, 5.68%, 7/10/46	230	228,564
Bank of America Commercial Mortgage, Inc.:
Series 2004-5, Class A3, 4.56%, 11/10/41	2,265	2,275,925
Series 2005-4, Class A5A, 4.93%, 7/10/45	761	811,771
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)	70	70,241
DBUBS Mortgage Trust (a):
Series 2011-LC1A, Class A1, 3.74%, 11/10/46	591	604,251
Series 2011-LC2A, Class A4, 4.54%, 7/10/44	890	892,475
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/27 (a)	732	727,889

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28%, 8/10/38 (b)	$993	$1,042,660
Greenwich Capital Commercial Funding Corp., Series 2006- GG7, Class AJ, 6.08%, 7/10/38 (b)	60	54,702
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class B, 6.68%, 11/15/35	1,108	1,127,555
Series 2003-ML1A, Class A2, 4.77%, 3/12/39	610	636,841
Series 2006-CB16, Class AJ, 5.62%, 5/12/45	150	124,138
Series 2006-LDP7, Class A4, 6.07%, 4/15/45 (b)	1,399	1,552,683
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)	770	826,036
LB-UBS Commercial Mortgage Trust (b):
Series 2006-C4, Class AM, 6.09%, 6/15/38	155	162,242
Series 2007-C6, Class AM, 6.11%, 7/15/40	155	150,396
Morgan Stanley Capital I:
Series 2007-HQ13, Class A1, 5.36%, 12/15/44	682	700,916
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	135	148,135
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C27, Class A2, 5.62%, 7/15/45	499	499,371
Series 2006-C29, Class A4, 5.31%, 11/15/48	1,960	2,116,750
		14,753,541
Total Non-Agency Mortgage-Backed Securities – 9.3%		18,412,457

Preferred Securities

Capital Trusts
Capital Markets — 0.5%
Credit Suisse Guernsey Ltd., 5.86%, 5/29/49 (b)(d)	947	904,859
Lehman Brothers Holdings Capital Trust VII, 5.86%, 11/29/49 (d)(e)(f)	85	8
		904,867
Total Preferred Securities – 0.5%		904,867

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	7

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
Municipal Electric Authority of Georgia, Refunding RB, 7.06%, 4/01/57	$80	$75,760
Total Taxable Municipal Bonds – 0.0%		75,760

U.S. Government Sponsored Agency Securities

Agency Obligations — 8.3%
Fannie Mae:
5.13%, 1/02/14 (g)	1,770	1,942,396
1.63%, 10/26/15	4,415	4,395,949
2.38%, 4/11/16	2,600	2,654,119
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	560	622,159
Freddie Mac:
5.50%, 7/18/16	100	116,255
5.00%, 2/16/17	205	234,030
3.53%, 9/30/19	4,500	4,517,438
Tennessee Valley Authority:
5.25%, 9/15/39	950	1,005,870
Series E, 6.25%, 12/15/17	710	858,705
		16,346,921
Mortgage-Backed Securities — 52.8%
Fannie Mae Mortgage-Backed Securities:
2.90%, 7/01/41 (b)	100	102,479
3.15%, 12/01/40 (b)	55	57,480
3.18%, 6/01/41 (b)	100	103,586
3.20%, 6/01/41 (b)	150	155,590
3.26%, 6/01/41 (b)	75	77,864
3.33%, 7/01/41 (b)	120	124,470
3.35%, 6/01/41 (b)	150	156,140
3.42%, 5/01/41 (b)	40	41,441
3.50%, 7/01/41 (h)	2,800	2,806,999
4.00%, 7/01/41 (h)	13,500	13,628,842
4.50%, 7/01/41 (h)	10,423	11,086,042
5.00%, 7/01/41 (h)	11,638	12,421,075
5.50%, 7/01/41 (h)	24,068	26,090,348
6.00%, 7/01/41 (h)	6,004	6,600,873
8.00%, 8/01/31	24	28,887
9.50%, 7/01/17	11	12,835
10.00%, 5/01/22	4	5,294
10.50%, 12/01/16	1	1,117
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/41 (h)	1,100	1,098,968
4.50%, 7/01/12	5,047	5,214,779
5.00%, 7/01/41 (h)	4,386	4,662,777
5.50%, 7/01/41 (h)	2,519	2,722,994
6.00%, 10/01/17	554	604,529
6.50%, 5/01/17	93	100,658
7.00%, 7/01/17	41	44,998

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
7.50%, 4/01/16	$11	$11,176
8.00%, 3/01/32	124	144,724
8.50%, 8/01/30	11	13,344
9.00%, 9/01/14	2	2,003
9.50%, 2/01/19	14	14,244
10.00%, 9/01/17	2	2,054
10.50%, 4/01/16	4	4,558
11.00%, 9/01/16	2	2,239
11.50%, 8/01/15	1	764
12.50%, 2/01/14	3	3,161
Ginnie Mae Mortgage-Backed Securities:
4.00%, 7/01/41 (h)	1,600	1,629,750
4.50%, 12/01/99 (h)	5,841	6,155,665
5.00%, 7/01/41 (h)	6,530	7,092,140
6.50%, 7/01/41 (h)	1,105	1,255,683
7.00%, 4/15/13	3	3,431
7.50%, 3/15/32	123	142,907
8.00%, 6/15/31	75	87,340
8.50%, 3/15/31	14	16,432
9.00%, 11/15/24	23	25,212
		104,284,892
Total U.S. Government Sponsored Agency Securities – 61.0%		120,631,813

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 5/15/21 (g)	1,085	1,549,346
7.25%, 8/15/22	195	265,748
6.25%, 8/15/23	230	291,777
3.50%, 2/15/39	4,400	3,778,500
4.75%, 2/15/41	8,395	8,923,306
4.38%, 5/15/41	3,950	3,943,838
U.S. Treasury Inflation Indexed Bonds, 2.00%, 4/15/12	1,259	1,286,126
U.S. Treasury Notes:
0.50%, 5/31/13	2,850	2,853,007
1.75%, 5/31/16	3,395	3,400,296
3.13%, 5/15/21	4,325	4,312,847
Total U.S. Treasury Obligations – 15.5%		30,604,791

Total Long-Term Investments (Cost – $247,506,178) – 126.4%		250,068,047

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (i)(j)	19,793,921	$19,793,921
Total Short-Term Securities (Cost – $19,793,921) – 10.0%		19,793,921

Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
5-Year U.S. Treasury Note, Strike Price USD 116.00, Expires 8/26/11	11	2,148
5-Year U.S. Treasury Note, Strike Price USD 117.00, Expires 8/26/11	27	8,649
5-Year U.S. Treasury Note, Strike Price USD 117.50, Expires 8/26/11	94	24,969
5-Year U.S. Treasury Note, Strike Price USD 118.50, Expires 8/26/11	52	19,500
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.13, Expires 8/12/11	11	4,950
		60,216

Options Purchased	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.1%
Receive a fixed rate of 3.15% and pay a floating rate based on 3- month LIBOR, Expires 6/25/12, Citibank NA	$3,000	31,082
Receive a fixed rate of 4.84% and pay a floating rate based on 3- month LIBOR, Expires 5/06/12, Deutsche Bank AG	1,600	104,224
		135,306
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 2.55% and receive a floating rate based on 3-month LIBOR, Expires 8/19/11, Broker Credit Suisse International	5,700	8,758
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	2,100	871

Options Purchased	Notional Amount (000)	Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, Expires 5/06/16, Broker Deutsche Bank AG	$1,600	$113,679
		123,308
Total Options Purchased (Cost – $397,698) – 0.2%		318,830
Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost – $267,697,797*) – 136.7%		270,180,798

TBA Sale Commitments (h)	Par (000)
Fannie Mae Mortgage-Backed Securities:
4.00%, 7/01/41	2,400	(2,400,000)
4.50%, 7/01/41	4,300	(4,448,483)
5.00%, 12/01/41	7,500	(7,974,937)
5.50%, 12/01/41	17,200	(18,582,471)
Freddie Mac Mortgage-Backed Securities:
4.50%, 7/01/41	300	(309,891)
5.50%, 12/01/41	300	(324,281)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 12/01/41	900	(949,781)
5.00%, 7/01/41	2,800	(3,032,750)
Total TBA Sale Commitments (Proceeds - $38,111,805) – (19.2)%		(38,022,594)

Options Written	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.0%
Receive a fixed rate of 2.65% and pay a floating rate based on 3- month LIBOR, Expires 6/25/12, Citibank NA	3,000	(19,033)
Receive a fixed rate of 2.9% and pay a floating rate based on 3-month LIBOR, Expires 6/25/12, Citibank NA	3,000	(48,150)
		(67,183)
Total Options Written (Premiums Received – $73,200) – 0.0%		(67,183)

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	9

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

Value
Total Investments, Net of TBA Sale Commitments and Outstanding Options Written (Cost – $229,544,542) – 117.4%	$232,091,021
Liabilities in Excess of Other Assets – (17.4)%	(34,479,528)
Net Assets – 100.0%	$197,611,493

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$267,715,215
Gross unrealized appreciation	$4,444,551
Gross unrealized depreciation	(1,978,968)
Net unrealized appreciation	$2,465,583

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$3,724,312	$(12,985)
BNP Paribas	$433,531	$(313)
Citigroup Global Markets Inc	$2,220,782	$(4,093)
Credit Suisse Securities (USA) LLC	$(430,531)	$4,414
Deutsche Bank AG	$12,237,218	$(52,736)
Goldman Sachs & Co.	$10,502,234	$(19,992)
JPMorgan Securities, Inc	$3,264,798	$(13,577)
Morgan Stanley & Co., Inc	$5,666,861	$892
UBS Securities	$4,455,891	$(14,960)

(i)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010,	Net Activity	Shares Held at June 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,735,032	14,058,889	19,793,921	$14,779

(j)	Represents the current yield as of report date.

•

For Series’ compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
130	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$28,463,841	$50,847
103	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$12,188,905	88,212
Total					$139,059

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
55	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$6,815,995	$87,949
3	30-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$373,416	4,322
24	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2011	$3,083,954	53,954
Total					$146,225

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Best Buy Co., Inc.	1.00%	Citibank NA	6/20/16	$1,500	$14,813

•	Interest rate swaps outstanding as of June 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.31% (a)	3-month LIBOR	Citibank NA	5/07/12	$500	$(3,677)
0.31% (a)	3-month LIBOR	Deutsche Bank AG	12/03/12	$4,700	(20,296)
0.25% (a)	3-month LIBOR	Deutsche Bank AG	12/14/12	$9,300	(43,960)
0.25% (a)	3-month LIBOR	Deutsche Bank AG	12/20/12	$1,900	(12,160)
0.25% (a)	3-month LIBOR	Deutsche Bank AG	3/12/14	$9,000	(392,768)
0.30% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	4/01/15	$5,000	(231,160)
0.30% (a)	3-month LIBOR	Citibank NA	10/26/15	$4,290	(66,897)
0.30% (a)	3-month LIBOR	Deutsche Bank AG	1/28/16	$2,000	(35,051)
0.30% (a)	3-month LIBOR	Credit Suisse International	2/02/16	$1,200	(17,376)
0.31% (a)	3-month LIBOR	Credit Suisse International	3/08/16	$400	(9,360)
0.26% (a)	3-month LIBOR	Citibank NA	5/20/16	$2,700	(11,281)
0.26% (a)	3-month LIBOR	Citibank NA	5/23/16	$4,600	(28,098)
2.31% (a)	3-month LIBOR	Credit Suisse Securities (USA) LLC	8/23/16	$900	8,022
3.24% (a)	3-month LIBOR	Citibank NA	5/20/21	$1,000	(343)
0.25% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	9/23/39	$1,100	(19,730)
0.31% (a)	3-month LIBOR	Citibank NA	11/03/40	$900	58,966
0.27% (a)	3-month LIBOR	Citibank NA	4/19/41	$1,500	(53,884)
0.26% (a)	3-month LIBOR	Citibank NA	5/24/41	$400	(1,577)
Total					$(880,630)

(a)	Pays fixed interest rate and receives floating rate.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	11

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (Including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant policies please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Asset-Backed Securities	—	$16,761,607	$4,540,888	$21,302,495
Corporate Bonds	—	55,694,988	—	55,694,988
Foreign Agency Obligations	—	2,440,876	—	2,440,876
Non-Agency Mortgage-Backed Securities	—	17,519,982	892,475	18,412,457
Preferred Securities	—	904,867	—	904,867
Taxable Municipal Bonds	—	75,760	—	75,760
U.S. Government Sponsored Agency Securities	—	120,631,813	—	120,631,813
U.S. Treasury Obligations	—	30,604,791	—	30,604,791
Short-Term Securities	$19,793,921	—	—	19,793,921
Liabilities:
Investments:
TBA Sale Commitments	—	(38,022,594)	—	(38,022,594)
Total	$19,793,921	$206,612,090	$5,433,363	$231,839,374

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit Contracts	—	$14,813	—	$14,813
Interest Rate Contracts	$345,500	325,602	—	671,102
Liabilities:
Interest Rate Contracts	—	(1,014,801)	—	(1,014,801)
Total	$345,500	$(674,386)	—	$(328,886)

[1]

Derivative financial instruments are swaps, financial futures contracts, and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (concluded)	Master Core Bond Enhanced Index Series

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Balance, as of December 31, 2010	$1,826,586	$835,000	$684,041	$3,345,627
Accrued discounts/premiums	3,646	—	—	3,646
Net realized gain (loss)	10	—	—	10
Net change in unrealized appreciation/depreciation[2]	(707)	—	(1,533)	(2,240)
Purchases	4,746,149	—	894,008	5,640,157
Sales	(208,210)	—	—	(208,210)
Transfers in3	—	—	—	—
Transfers out[3]	(1,826,586)	(835,000)	(684,041)	(3,345,627)

Balance, as of June 30, 2011	$4,540,888	$—	$892,475	$5,433,363

2 The net change in unrealized appreciation/depreciation on securities still held at June 30, 2011 was $0.

3 The Series’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Series’ had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	13

Statement of Assets and Liabilities	Master Core Bond Enhanced Index Series

June 30, 2011 (Unaudited)
Assets
Investments at value - unaffiliated (cost - $247,903,876)	$250,386,877
Investments at value – affiliated (cost - $19,793,921)	19,793,921
TBA sale commitments receivable	38,926,367
Investments sold receivable	21,303,035
Interest receivable	1,357,118
Unrealized appreciation on swaps	81,801
Swaps premiums paid	69,372
Swaps receivable	12,758
Investment advisor receivable	12,245
Margin variation receivable	1,789
Principal paydowns receivable	78
Prepaid expenses	5,748
Total assets	331,951,109

Liabilities
TBA sale commitments at value (proceeds — $38,111,805)	38,022,594
Options written at value (premiums received — $73,200)	67,183
Unrealized depreciation on swaps	947,618
Investments purchased payable	94,640,963
Options purchased payable	67,500
Swaps payable	214,078
Interest expense payable	67,921
Withdrawals payable to investors	271,815
Other affiliates payable	1,560
Directors’ fees payable	208
Other accrued expenses payable	38,176
Total liabilities	134,339,616
Net Assets	$197,611,493

Net Assets Consist of
Investors’ capital	$195,645,549
Net unrealized appreciation/depreciation	1,965,944
Net Assets	$197,611,493

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Statement of Operations	Master Core Bond Enhanced Index Series

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Interest	$3,066,203
Dividends - affiliated	14,779
Total income	3,080,982

Expenses
Investment advisory	9,519
Professional	53,899
Accounting services	43,730
Custodian	16,908
Pricing	13,975
Directors	3,975
Printing	3,049
Insurance	1,264
Miscellaneous	3,624
Total expenses excluding interest expense	149,943
Interest expense	110
Total expenses	150,053
Less fees waived by the advisor	(8,516)
Total expenses after fees waived	141,537
Net investment income	2,939,445

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	544,709
Financial futures contracts	616,717
Foreign currency transactions	3,765
Options written	(21,804)
Swaps	(419,096)
724,291
Net change in unrealized appreciation/depreciation on:
Investments	1,777,338
Financial futures contracts	368,807
Options written	6,017
Swaps	(364,283)
1,787,879
Total realized and unrealized gain	2,512,170
Net Increase in Net Assets Resulting from Operations	$5,451,615

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	15

Statements of Changes in Net Assets	Master Core Bond Enhanced Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$2,939,445	$7,142,627
Net realized gain	724,291	9,712,384
Net change in unrealized appreciation/depreciation	1,787,879	(2,918,052)
Net increase in net assets resulting from operations	5,451,615	13,936,959
Capital Transactions
Proceeds from contributions	36,768,160	37,155,035
Value of withdrawals	(16,875,167)	(76,682,425)
Net increase (decrease) in net assets derived from capital share transactions	19,892,994	(39,527,390)
Net Assets
Total increase (decrease) in net assets	25,344,609	(25,590,431)
Beginning of period	172,266,884	197,857,315
End of period	$197,611,493	$172,266,884

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Financial Highlights	Master Core Bond Enhanced Index Series

		Year Ended December 31,
	Six Months Ended June 30, 2011 (Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	2.73%[1]	7.22%	8.28%	1.59%	6.83%	4.48%

Ratios to Assets
Total expenses	0.16%[2]	0.20%	0.19%	0.14%	0.11%	0.08%
Total expenses after fees waived and paid indirectly	0.15%[2]	0.20%	0.19%	0.14%	0.11%	0.08%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.15%[2]	0.18%	0.18%	0.11%	0.11%	0.08%
Net investment income	3.04%[2]	3.86%	4.74%	4.92%	5.12%	4.94%

Supplemental Data
Net assets, end of period (000)	$197,611	$172,267	$197,857	$218,127	$386,012	$795,451
Portfolio turnover	374%[3]	1,207%[4]	1,036%[5]	464%[6]	193%	155%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 186%.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 859%.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 685%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 298%.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	17

Notes to Financial Statements (Unaudited)	Master Core Bond Enhanced Index Series

1. Organization and Significant Accounting Policies:

Master Core Bond Enhanced Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. Master LLC’s Limited Liability Company Agreement permits the Board of Directors of Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Series’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Series may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Series may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Series may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Series may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage assets. The Series also may invest in stripped mortgage-backed securities that are privately issued.

Capital Trusts: The Series may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Borrowed Bond Agreements: The Series may enter into borrowed bond agreements. In a borrowed bond agreement, the Series borrows a bond from a counterparty in exchange for cash collateral with the commitment that the security and the cash will be returned to the counterparty and the Series, respectively, at a mutually agreed upon rate and date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Series and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. Full realization of the collateral by the Series may be limited if the value of an investment purchased with the cash collateral by the lender decreases. The Series may also experience delays in gaining access to the collateral.

TBA Commitments: The Series may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Series generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Series may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Series will not be entitled to receive interest and principal payments on the securities sold. The Series accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Series’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: The Series may enter into treasury roll transactions. In a treasury roll transaction the Series sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Series receives cash from the sale of the Treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Series and the counterparty over the term of the borrowing. The Series will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Series. If the interest expense exceeds the income earned, the Series net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve the risk that the market value of the securities

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	19

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

that the Series is required to repurchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, swaps and options written), or certain borrowings (e.g., treasury roll transactions), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as interest rate risk or other risk (inflation risk). These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Series bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Series do not give rise to counterparty credit risk, as options written obligate the Series to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Series and each of its respective counterparties. The ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies, in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Series purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Series purchases (writes) an option, an amount equal to the premium paid (received) by the Series is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Series writes a call option, such option is “covered,” meaning that the Series holds the underlying instrument subject to being called by the option counterparty. When the Series writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Series bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Series may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Series purchasing or selling a security at a price different from the current market value.

Swaps: The Series enters into swap agreements, in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Series are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Total return swaps — The Series enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Series will receive a payment from or make a payment to the counterparty.

• Interest rate swaps — The Series enters into interest rate swaps to gain or reduce exposure to or manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	21

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2011
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest rate contracts	Net unrealized appreciation/depreciation*; Unrealized appreciation on swaps; Investments at value - unaffiliated**	$671,100	Net unrealized appreciation/depreciation*; Unrealized depreciation on swaps; Investments at value - unaffiliated**	$1,014,801
Credit contracts	Unrealized appreciation on swaps	$14,813	Unrealized depreciation on swaps	—
Total		$685,913		$1,014,801

*Includes cumulative appreciation/depreciation on financial futures contracts as reported in Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

** Includes options purchased at value as reported in the Schedule of Investments.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2011

Net Realized Gain (Loss) from

	Financial Futures Contracts	Swaps	Options**
Interest rate contracts	$616,717	$(419,231)	$(21,804)
Other contracts	—	$135	—
Total	$616,717	$(419,096)	$(21,804)

Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Swaps	Options**
Credit contracts	—	$14,813	—
Interest rate contracts	$368,807	$(438,926)	$(72,852)
Other contracts	—	$59,830	—
Total	$368,807	$(364,283)	$(72,852)

** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Core Bond Enhanced Index Series

For the six months ended June 30, 2011 the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	283
Average number of contracts sold	56
Average notional value of contracts purchased	$49,333,281
Average notional value of contracts sold	$6,974,928
Options:
Average number of option contracts purchased	5,250,098
Average notional value of option contracts purchased	$5,355,750
Average number of swaption contracts purchased	4
Average notional value of swaption contracts purchased	$9,850,000
Average number of swaption contracts written	1
Average notional value of swaption contracts written	$3,000,000
Credit default swaps:
Average number of contracts-buy protection	1
Average notional value-buy protection	$1,500,000
Interest rate swaps:
Average number of contracts-pays fixed rate	14
Average number of contracts-receives fixed rate	2
Average notional value-pays fixed rate	$44,890,000
Average notional value-receives fixed rate	$1,350,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of Series’ average daily net assets. The Manager has entered into a contract with the Master LLC, on behalf of the Series, that provides that the aggregate investments advisory fee and administrative fees of the Series and a corresponding feeder, will not exceed a specified amount. No fees are currently being waived for the Series. This agreement has a one-year term and is renewable.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by the advisor in the Statement of Operations.

For the six months ended June 30, 2011, the Series reimbursed the Manager $1,661 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or trustees of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2011, were $662,775,848 and $583,428,404, respectively.

For the six months ended June 30, 2011, purchases and sales of US government securities were $163,207,524 and $160,936,841, respectively.

For the six months ended June 30, 2011, purchases and sales of mortgage dollar rolls were $373,797,248 and $374,372,086, respectively.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	23

Notes to Financial Statements (concluded)	Master Core Bond Enhanced Index Series

5. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Fund may borrow under the credit agreement to fund shareholder redemptions. The fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. The Fund did not borrow under the credit agreement during the six months ended June 30, 2011.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Core Bond Enhanced Index Series

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Core Bond Enhanced Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Financial Management, Inc. (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

          The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	25

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Core Bond Enhanced Index Series

          At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Portfolio; and (f) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

          A.          Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

          B.          The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to funds in the Portfolio’s applicable Lipper category and the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Portfolio management to discuss the performance of the Portfolio throughout the year.

          The Board noted that the Portfolio’s gross performance was below its benchmark index in the three- and five-year periods reported, but that the Portfolio’s gross performance exceeded its benchmark index for the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during the three- and five-year periods compared with its benchmark index. The Board was informed that, among other things, underperformance in 2008 has significantly hindered long-term performance.

          The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Core Bond Enhanced Index Series

          The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team with clearer accountability.

C.	Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared the Portfolio’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses so that the advisory fee of the Portfolio, when combined with the administration fee of any corresponding feeder fund, will not exceed a specified amount.

          D.          Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

          E.          Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	27

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Core Bond Enhanced Index Series

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

28	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Master Core Bond Enhanced Index Series

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC Princeton, NJ 08540

Custodian
JPMorgan Chase Bank Brooklyn, NY 11245

Accounting Agent
State Street Bank and Trust Company Boston, MA 02116

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	29

Master Enhanced International Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2011

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2011, Master Enhanced International Series (the “Series”), a series of Quantitative Master Series LLC, returned 5.41%, slightly outperforming the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index, which returned 4.98% for the same period. Stock selection contributed positively, while stock-substitution strategies had a neutral impact. Positive performance relative to the benchmark resulted from both the Series’ stock selection and stock substitution strategies.

• The return for the Series includes series expenses. The benchmark index has no expenses associated with performance.

Describe the market environment.

•

Stocks moved higher during the first four months of the period despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

•

Ireland (+17.20%) delivered the strongest returns in the wake of its November 2010 bailout. In May, Portugal (+9.02%) became the third euro-zone nation to require a bailout (after Greece and Ireland), while the heavily indebted Spain (+15.50%) and Italy (+10.82%) moved into the center of the crisis. Greek stocks (-3.82%), which had topped the index in the first quarter, reversed sharply in the second quarter as it became apparent that the nation would again require financial assistance. Elsewhere in Europe, German stocks (+14.21%) were regarded as safe haven investments amid the region’s ongoing financial instability. Germany remains the economic powerhouse of Europe, driven by the nation’s advanced technology and engineering and its exports of superior products and services. Stock markets in France (+15.54%), the second-largest economy in the European Union, also performed well. In the United Kingdom (+5.57%), economic growth slowed despite loose monetary policy from the Bank of England. Significant levels of consumer deleveraging, high rates of inflation and unemployment, and disappointing gross domestic product (“GDP”) reports hindered appreciation in UK stocks, especially in the banking industry. In other parts of the world, Japanese stocks (-4.76%) declined as industrial production slowed in the aftermath of the March earthquake and tsunami. Turmoil in the Middle East pushed stocks in Israel (-7.68%) to the bottom of the index for the period.

•

On a sector basis, health care stocks (+10.71%) delivered the strongest performance in the MSCI EAFE Index, driven by increased merger and acquisition activity in Europe. Telecommunications services (+8.77%) also provided strong returns, as did energy stocks (+7.62%), which benefited from soaring oil prices earlier in the period. The more defensive consumer staples sector (+7.62%) saw greater price appreciation later in the period as economic data softened. Growth in the financials sector (+3.73%) was limited due to heightened concerns about the sovereign debt crisis. Information technology (-2.14%) and utilities (-1.13%) were the only sectors that declined during the period.

Describe recent portfolio activity.

•

Over the six-month period, we continued to manage the Series without any significant changes to our investment process. Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate returns above those offered by the Index. The Series typically has a cash position resulting from daily cash flows. The cash balance does not have an impact on the Series’ performance as it is entirely invested in futures contracts on the benchmark index.

Describe portfolio positioning at period end.

•

As of period end, the Series maintains its diversified approach to stock selection and remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	1

Portfolio Information as of June 30, 2011	Master Enhanced International Series

Geographic Allocation	Percent of Long-Term Investments
United Kingdom	20%
Japan	20
France	10
Switzerland	9
Australia	9
Germany	8
Spain	4
Sweden	3
Netherlands	3
Hong Kong	3
Singapore	2
Italy	2
Other [1]	7

[1] Other includes a less than 1% holding in each of the following countries: Belgium, Norway, United States, Denmark, Finland, Israel, and Luxembourg.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.8%
AGL Energy Ltd.	6,532	$102,817
AMP Ltd.	10,830	56,954
Australia & New Zealand Banking Group Ltd.	67,525	1,600,668
BHP Billiton Ltd.	44,744	2,114,641
Bendigo and Adelaide Bank Ltd.	24,261	231,354
Boral Ltd.	10,061	47,700
Brambles Ltd.	1	8
CSL Ltd.	5,753	204,496
Cochlear Ltd.	819	63,389
Commonwealth Bank of Australia Ltd.	21,743	1,224,571
Echo Entertainment Group Ltd. (a)	9,530	42,010
Fairfax Media Ltd.	185,520	195,843
Foster’s Group Ltd.	1	5
GPT Group	134,425	456,944
Iluka Resources Ltd.	6,028	109,042
Insurance Australia Group Ltd.	29,086	106,338
Leighton Holdings Ltd.	238	5,369
Lend Lease Group	7,571	73,116
Lynas Corp. Ltd. (a)	24,051	51,076
MacArthur Coal Ltd.	2,486	29,328
National Australia Bank Ltd.	33,104	915,241
OZ Minerals Ltd.	3,167	45,066
OneSteel Ltd.	108,317	216,308
Orica Ltd.	20,338	589,629
Origin Energy Ltd.	3,803	64,661
QBE Insurance Group Ltd.	50,193	931,584
Qantas Airways Ltd. (a)	27,931	55,416
Rio Tinto Ltd.	14,360	1,278,197
Santos Ltd.	13,084	190,773
Sonic Healthcare Ltd.	372	5,148
Stockland	3,124	11,459
Suncorp-Metway Ltd.	17,951	156,907
Tabcorp Holdings Ltd.	9,530	33,713
Telstra Corp. Ltd.	31,433	97,674
Transurban Group	1	6
Wesfarmers Ltd., Ordinary Shares	13,976	478,983
Wesfarmers Ltd., Partially Protected Shares	19,155	664,256
Westfield Group	23,192	216,162
Westfield Retail Trust	14,242	41,515
Westpac Banking Corp.	46,626	1,118,640
Woodside Petroleum Ltd.	11,781	519,743
		14,346,750
Austria — 0.4%
Erste Bank der Oesterreichischen Sparkassen AG	1,002	52,478
Immoeast AG NPV	1	—
Immofinanz AG NPV	16,123	—
OMV AG	1,738	75,927
Telekom Austria AG	51,748	660,373

Common Stocks	Shares	Value
Austria (concluded)
Vienna Insurance Group	560	$30,778
		819,556
Belgium — 1.0%
Ageas	21,770	58,967
Anheuser-Busch InBev NV	22,599	1,311,586
Bekaert SA	316	24,062
Delhaize Group	39	2,926
Dexia SA (a)	11,329	35,273
Groupe Bruxelles Lambert SA	347	30,826
KBC Bancassurance Holding	2,320	91,035
Mobistar SA	937	71,078
Solvay SA	1	154
Umicore SA	4,630	252,531
		1,878,438
Bermuda — 0.0%
Seadrill Ltd.	1,969	69,228
China — 0.0%
Foxconn International Holdings Ltd. (a)	844	372
Cyprus — 0.0%
Bank of Cyprus Plc	12,860	37,917
Denmark — 0.9%
A.P. Moller - Maersk A/S, Class A	82	679,255
A.P. Moller - Maersk A/S, Class B	10	86,330
Carlsberg A/S, Class B	4,525	492,695
Coloplast A/S, Class B	350	53,224
DSV A/S	64	1,536
Danske Bank A/S (a)	4,300	79,584
Novo-Nordisk A/S, Class B	91	11,401
Pandora A/S	920	28,905
TDC A/S	12,346	112,673
Tryg A/S	380	21,944
		1,567,547
Finland — 0.7%
Elisa Corp.	2,150	46,272
Fortum Oyj	6,860	198,907
Kesko Oyj, Class B	904	42,043
Kone Oyj, Class B	400	25,129
Metso Oyj	18	1,023
Nokia Oyj	64,106	413,528
Orion Oyj	1,279	32,990
Outokumpu Oyj	35	464
Sampo Oyj	4,150	133,981
Stora Enso Oyj, Class R	9,100	95,563
UPM-Kymmene Oyj	8,100	148,199
Wartsila Oyj	4,122	139,386
		1,277,485

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EAFE	Europe, Australia and the Far East
EUR	Euro
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	US Dollar

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	3

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France — 8.9%
Aeroports de Paris	601	$56,514
Air France-KLM (a)	18,714	287,416
Air Liquide	2,945	421,907
Alcatel-Lucent SA (a)	5,940	34,278
Arkema SA	698	71,791
Atos Origin SA	429	24,233
BNP Paribas SA	487	37,552
Bureau Veritas SA	677	57,170
Cap Gemini SA	14,277	836,028
Carrefour SA	10,368	426,223
Casino Guichard Perrachon SA	8,094	762,860
Christian Dior SA	452	71,029
Cie Generale de Geophysique – Veritas (a)	61	2,236
Cie Generale des Etablissements Michelin, Class B	610	59,743
Cie Generale d’Optique Essilor International SA	5,900	478,719
Ciments Francais	263	27,892
Credit Agricole SA	21,558	323,874
Danone	3,681	274,798
Dassault Systemes SA	1,537	130,707
Edenred	8,085	246,683
Eramet	20	6,617
Eurazeo	1,473	107,448
Fonciere Des Regions	404	42,795
France Telecom SA	60	1,276
GDF Suez	14,657	535,678
Gecina SA	669	93,474
Hermes International	342	101,003
Imerys SA	6,082	427,840
Klepierre	409	16,887
L’Oreal SA	3,576	464,072
LVMH Moet Hennessy Louis Vuitton SA	2,612	469,369
Lafarge SA	1,736	110,617
Lagardere S.C.A.	14,398	609,289
Legrand Promesses	7,175	302,013
Metropole Television SA	1,833	42,431
Natixis	88,393	443,504
PagesJaunes Groupe SA	19,297	173,738
Pernod-Ricard SA	930	91,722
Peugeot SA	4,847	217,442
Pinault-Printemps-Redoute	1,271	226,372
Renault SA	12,320	730,950
Safran SA	18,384	784,460
Sanofi-Aventis	16,619	1,336,842
Schneider Electric SA	2,762	461,176
Societe BIC SA	435	42,022
Societe Generale SA	613	36,305
Technip SA	8,127	871,145
Thales SA	1,318	56,762
Total SA	27,534	1,591,836
Unibail-Rodamco SE	1,035	239,137
Vinci SA	5,106	327,690
Vivendi SA	24,275	676,616
Wendel SA	410	50,349
		16,320,530

Common Stocks	Shares	Value
Germany — 7.7%
Adidas-Salomon AG	2,543	$201,613
Allianz AG, Registered Shares	5,374	749,387
Axel Springer AG	4,179	206,409
BASF SE	10,951	1,073,431
Bayer AG, Registered Shares	11,141	894,807
Bayerische Motoren Werke AG	10,650	1,063,498
Bayerische Motoren Werke AG, Preference Shares	785	49,921
Brenntag AG	4	465
Celesio AG	18,332	366,049
Commerzbank AG (a)	63,814	274,858
Continental AG	740	77,980
Daimler AG	11,462	864,366
Deutsche Bank AG, Registered Shares	11,450	675,785
Deutsche Boerse AG	2,480	188,305
Deutsche Lufthansa AG	1	22
Deutsche Telekom AG, Registered Shares	29,185	455,407
E.ON AG	24,664	701,059
Fresenius Medical Care AG	1,029	76,964
Fresenius SE & Co. KGaA	971	101,354
Hannover Rueckversicherung AG, Registered Shares	1,111	57,779
Henkel KGaA	4,298	246,349
Henkel KGaA, Preference Shares	13,183	916,721
Infineon Technologies AG	55,986	629,078
K+S AG	456	35,015
Kabel Deutschland Holding AG (a)	1,103	67,945
Lanxess	1,255	102,946
Linde AG	223	39,124
MAN SE	415	55,818
Muenchener Rueckversicherungs AG, Registered Shares	2,364	360,876
Porsche Automobil Holding SE, Preference Shares	619	49,101
ProSieben SAT.1 Media AG, Preference Shares	623	17,736
Puma AG Rudolf Dassler Sport	278	87,881
RWE AG	4,150	230,561
SAP AG	1,106	67,055
Salzgitter AG	2,058	156,915
Siemens AG	10,764	1,479,197
TUI AG (a)	4,791	52,074
ThyssenKrupp AG	1,841	95,654
United Internet AG	1,858	39,061
Volkswagen AG	260	47,827
Volkswagen AG, Preference Shares	5,306	1,097,258
Wacker Chemie AG	633	136,728
		14,090,379
Greece — 0.3%
Alpha Bank AE (a)	1,030	5,187
EFG Eurobank Ergasias SA (a)	1	5
OPAP SA	7,185	112,216
Public Power Corp.	31,715	454,725
		572,133

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong — 2.7%
AIA Group Ltd. (a)	110,400	$384,305
BOC Hong Kong Holdings Ltd.	88,503	257,806
CLP Holdings Ltd.	15,000	133,066
Cathay Pacific Airways Ltd.	16,000	37,220
Cheung Kong Holdings Ltd.	23,000	337,756
Esprit Holdings Ltd.	17,700	55,304
Galaxy Entertainment Group Ltd. (a)	28,000	60,230
Hang Lung Group Ltd.	26,007	165,136
Hang Lung Properties Ltd.	15,000	61,675
Hang Seng Bank Ltd.	11,700	187,158
The Hong Kong & China Gas Ltd.	23,111	52,575
Hopewell Holdings Ltd.	321	1,018
Hutchison Whampoa Ltd.	22,000	238,369
Kerry Properties Ltd.	11,500	55,585
Li & Fung Ltd.	83,837	167,564
Lifestyle International Holdings Ltd.	1	3
The Link Real Estate Investment Trust	34,000	116,144
MTR Corp.	500	1,778
New World Development Ltd.	40,000	60,729
Orient Overseas International Ltd.	159	1,028
Power Assets Holdings Ltd.	3,000	22,707
SJM Holdings, Ltd.	11,000	26,168
Sun Hung Kai Properties Ltd.	61,000	891,672
Swire Pacific Ltd., Class A	47,000	691,978
Wharf Holdings Ltd.	125,262	873,517
Wheelock & Co., Ltd.	14,000	56,313
Wynn Macau Ltd.	1	3
		4,936,807
Ireland — 0.4%
Bank of Ireland (a)	1	—
CRH Plc	31,701	702,555
Ryanair Holdings Plc	139	709
		703,264
Israel — 0.5%
Elbit Systems Ltd.	352	16,734
Israel Chemicals Ltd.	6,882	109,824
The Israel Corp. Ltd.	14	15,306
Israel Discount Bank Ltd. (a)	1	2
Teva Pharmaceutical Industries Ltd.	16,182	780,446
		922,312
Italy — 1.4%
Banca Monte dei Paschi di Siena SpA	1	1
Banco Popolare SpA	24,632	56,728
Enel Green Power SpA	82,504	227,549
Enel SpA	60,043	392,331
Eni SpA	22,051	522,585
Exor SpA	1,044	32,653
Fiat Industrial (a)	17,748	229,226
Fiat SpA	4,794	52,677
Italcementi SpA	9,870	92,334
Mediobanca SpA	6,892	69,795
Parmalat SpA (a)	605	2,276
Saipem SpA	1,124	58,044

Common Stocks	Shares	Value
Italy (concluded)
Snam Rete Gas SpA	1	$6
Telecom Italia SpA	17,313	24,082
Telecom Italia SpA, Non-Convertible Savings Shares	697,902	811,923
Terna SpA	13,705	63,722
		2,635,932
Japan — 18.4%
The 77 Bank Ltd.	22,000	95,989
Advantest Corp.	100	1,841
Aeon Co. Ltd.	14,100	170,189
Aeon Credit Service Co. Ltd.	100	1,370
Aisin Seiki Co. Ltd.	300	11,609
All Nippon Airways Co. Ltd.	11,000	35,882
Aozora Bank Ltd.	1,000	2,318
Asahi Breweries Ltd.	5,600	112,804
Asahi Kasei Corp.	7,000	47,173
Asics Corp.	2,000	29,853
Astellas Pharma Inc.	4,500	174,605
The Bank of Yokohama Ltd.	8,000	39,992
Bridgestone Corp.	100	2,304
Brother Industries Ltd.	3,002	44,405
Canon, Inc.	18,700	889,490
Casio Computer Co., Ltd.	4,500	31,758
Central Japan Railway Co.	18	141,503
The Chiba Bank Ltd.	16,000	100,132
Chubu Electric Power Co., Inc.	14,000	273,402
The Chugoku Bank Ltd.	3,000	37,115
The Chugoku Electric Power Co., Inc.	1,100	19,046
Citizen Holdings Co., Ltd.	130	778
Cosmo Oil Co., Ltd.	32,000	91,102
Credit Saison Co., Ltd.	100	1,683
Dai Nippon Printing Co., Ltd.	8,000	90,163
Daicel Chemical Industries Ltd.	5,000	33,032
The Dai-ichi Life Insurance Co.	488	684,341
Daiichi Sankyo Co., Ltd.	10,040	196,192
Daikin Industries Ltd.	3,400	120,518
Dainippon Sumitomo Pharma Co., Ltd.	2,000	19,006
Daito Trust Construction Co., Ltd.	1,100	93,390
Daiwa Securities Group Inc.	39,000	171,830
Dena Co. Ltd.	1,401	60,252
Denso Corp.	10,300	383,082
Dentsu Inc.	5,927	175,442
East Japan Railway Co.	6,939	397,402
Eisai Co., Ltd.	6,000	234,095
Electric Power Development Co.	5,400	145,961
Fuji Electric Co., Ltd.	8,000	24,992
Fuji Film Holdings Corp.	9,500	296,295
Fujitsu Ltd.	27,000	154,329
Fukuoka Financial Group, Inc.	454	1,898
The Gunma Bank Ltd.	37,000	195,560
Hankyu Hanshin Holdings, Inc.	19,000	75,211
Hino Motors Ltd.	4,000	23,358
The Hiroshima Bank Ltd.	7,000	30,548
Hitachi Chemical Co., Ltd.	1,400	27,775

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	5

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Hitachi Construction Machinery Co., Ltd.	1,500	$33,626
Hitachi Ltd.	67,000	397,645
Hitachi Metals Ltd.	474	6,698
Hokuhoku Financial Group, Inc.	28,000	55,465
Hokuriku Electric Power Co.	502	9,580
Honda Motor Co., Ltd.	24,400	940,057
Hoya Corp.	7,800	172,680
IHI Corp.	1,000	2,584
ITOCHU Corp.	22,000	228,819
Idemitsu Kosan Co., Ltd.	800	85,378
Inpex Holdings, Inc.	47	347,479
Isetan Mitsukoshi Holdings Ltd.	100	980
JFE Holdings, Inc.	24,745	680,528
JGC Corp.	3,000	82,191
JS Group Corp.	2,900	74,800
JSR Corp.	7,900	153,127
JX Holdings, Inc.	18,490	124,365
Japan Petroleum Exploration Co.	400	18,779
Japan Retail Fund Investment Corp.	1	1,541
Japan Tobacco, Inc.	96	370,567
KDDI Corp.	62	446,086
Kaneka Corp.	7,000	45,994
The Kansai Electric Power Co., Inc.	15,400	306,671
Kansai Paint Co., Ltd.	5,000	45,556
Kao Corp.	8,000	210,353
Kawasaki Heavy Industries Ltd.	2,000	7,969
Keio Electric Railway Co., Ltd.	21,000	115,827
Keisei Electric Railway Co., Ltd.	5,000	29,591
Keyence Corp.	200	56,786
Kinden Corp.	9,000	77,002
Kirin Holdings Co., Ltd.	8,000	111,527
Kobe Steel Ltd.	82,000	186,473
Komatsu Ltd.	17,450	544,844
Konami Corp.	1,400	33,160
Konica Minolta Holdings, Inc.	7,000	58,467
Kubota Corp.	21,000	186,303
Kuraray Co., Ltd.	9,400	137,710
Kyocera Corp.	1,700	173,091
Kyushu Electric Power Co., Inc.	9,200	165,652
MS&AD Insurance Group Holdings	12,350	289,074
Makita Corp.	1,700	79,218
Marubeni Corp.	21,250	141,223
Marui Group Co., Ltd.	3,800	28,860
McDonald’s Holdings Co. Japan, Ltd.	1	25
Medipal Holdings Corp.	9,200	81,542
Minebea Co., Ltd.	5,000	26,677
Mitsubishi Chemical Holdings Corp.	43,500	308,247
Mitsubishi Corp.	23,900	596,971
Mitsubishi Electric Corp.	44,000	511,108
Mitsubishi Estate Co., Ltd.	3,000	52,650
Mitsubishi Heavy Industries Ltd.	9,000	42,320
Mitsubishi Materials Corp.	100	315
Mitsubishi Motors Corp. (a)	1,006	1,227

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	308,812	$1,504,945
Mitsubishi UFJ Lease & Finance Co., Ltd.	10	387
Mitsui & Co. Ltd.	20,303	351,041
Mitsui Fudosan Co. Ltd.	6,000	103,337
Mizuho Financial Group, Inc.	635,673	1,044,810
Mizuho Trust & Banking Co., Ltd.	66,000	58,476
Murata Manufacturing Co., Ltd.	1,300	86,916
NEC Corp. (a)	38,000	86,776
NGK Insulators Ltd.	1,000	18,630
NKSJ Holdings, Inc.	16,707	110,269
NSK Ltd.	7,000	69,883
NTT Data Corp.	18	59,821
NTT DoCoMo, Inc.	285	508,993
Nikon Corp.	4,000	94,593
Nintendo Co., Ltd.	3,400	638,480
Nippon Electric Glass Co., Ltd.	9,000	115,480
Nippon Express Co., Ltd.	12,000	48,625
Nippon Meat Packers, Inc.	3,000	43,035
Nippon Paper Group, Inc.	2,864	63,549
Nippon Steel Corp.	67,000	217,358
Nippon Telegraph & Telephone Corp.	9,866	475,855
The Nishi-Nippon City Bank Ltd.	5,000	14,769
Nissan Motor Co., Ltd.	47,900	503,391
Nisshin Steel Co., Ltd.	10,000	19,125
Nomura Holdings, Inc.	66,200	326,676
Nomura Research Institute Ltd.	1,600	35,047
ORIX Corp.	1,560	151,744
Obayashi Corp.	9,000	39,310
Oracle Corp. Japan	100	4,358
Oriental Land Co., Ltd.	700	59,380
Osaka Gas Co., Ltd.	3,000	11,379
Panasonic Corp.	42,700	522,190
Rakuten, Inc.	110	113,853
Resona Holdings, Inc.	108,899	512,351
Ricoh Co., Ltd.	3,000	33,280
Rohm Co., Ltd.	300	17,211
Sankyo Co., Ltd.	800	41,334
Secom Co., Ltd.	3,500	167,813
Seiko Epson Corp.	100	1,733
Seven & I Holdings Co., Ltd.	36	968
Seven Bank Ltd.	9	17,984
Sharp Corp.	24,000	219,025
Shikoku Electric Power Co., Inc.	4,200	95,378
Shimadzu Corp.	4,000	36,637
Shimamura Co., Ltd.	300	28,598
Shimano, Inc.	800	44,011
Shinsei Bank Ltd.	359,000	359,090
Shionogi & Co., Ltd.	4,000	65,502
Shiseido Co., Ltd.	9,000	167,995
The Shizuoka Bank Ltd.	1,000	9,195
Showa Denko KK	1,000	2,071
Showa Shell Sekiyu KK	7,800	72,441
Softbank Corp.	15,000	568,084
Sojitz Corp.	16,000	29,971
Sony Financial Holdings, Inc.	2,600	47,007

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Square Enix Holdings Co., Ltd.	3	$54
Stanley Electric Co., Ltd.	2,000	35,109
Sumitomo Chemical Co., Ltd.	10,000	49,931
Sumitomo Corp.	10,000	136,043
Sumitomo Metal Industries Ltd.	91,300	205,102
Sumitomo Metal Mining Co., Ltd.	8,000	131,434
Sumitomo Mitsui Financial Group, Inc.	9,147	282,045
Sumitomo Mitsui Trust Holdings, Inc.	62,350	217,024
Sumitomo Rubber Industries Ltd.	100	1,210
Suruga Bank Ltd.	84,000	732,349
Suzuken Co., Ltd.	1,000	23,069
T&D Holdings, Inc.	2,250	53,555
TDK Corp.	600	33,097
Taisei Corp.	15,000	34,424
Takeda Pharmaceutical Co., Ltd.	26,300	1,215,504
Terumo Corp.	4,000	216,538
Tobu Railway Co., Ltd.	12,000	50,512
Tohoku Electric Power Co., Inc.	2,100	30,304
Tokio Marine Holdings, Inc.	14,233	398,444
The Tokyo Electric Power Co., Inc.	20,900	84,606
Tokyo Gas Co., Ltd.	8,000	36,107
Tokyu Corp.	2,000	8,315
TonenGeneral Sekiyu KK	1,000	12,300
Toppan Printing Co., Ltd.	8,000	62,069
Toray Industries, Inc.	130,000	959,943
Toshiba Corp.	76,000	400,698
Tosoh Corp.	53,000	212,830
Toyo Seikan Kaisha Ltd.	100	1,684
Toyo Suisan Kaisha Ltd.	28,000	662,413
Toyoda Gosei Co., Ltd.	900	20,438
Toyota Boshoku Corp.	100	1,662
Toyota Motor Corp.	36,900	1,519,512
Trend Micro, Inc.	16,000	497,077
USS Co., Ltd.	640	49,647
Ushio, Inc.	1,500	29,658
West Japan Railway Co.	500	19,520
Yahoo! Japan Corp.	474	163,125
Yamada Denki Co., Ltd.	1,210	98,590
Yamaguchi Financial Group, Inc.	13,000	121,281
Yamaha Corp.	2,400	27,371
Yamaha Motor Co., Ltd. (a)	100	1,837
Yamato Holdings Co., Ltd.	5,475	86,126
		33,839,140
Luxembourg — 0.5%
APERAM	4,311	139,252
Tenaris SA	33,309	761,410
		900,662
Netherlands — 2.6%
ASML Holding NV	6,065	223,706
Aegon NV (a)	22,465	153,077
Delta Lloyd NV	989	23,492
Fugro NV	987	71,091
Heineken Holding NV	1,710	87,541
Heineken NV	17,372	1,045,567
ING Groep NV CVA (a)	106,695	1,314,856

Common Stocks	Shares	Value
Netherlands (concluded)
Koninklijke Ahold NV	53,301	$716,646
Koninklijke DSM NV	2,126	137,970
Koninklijke KPN NV	22,602	328,746
Koninklijke Philips Electronics NV	10,595	272,292
Randstad Holding NV	2,003	92,614
STMicroelectronics NV	25,517	253,989
TNT NV	4,932	41,793
		4,763,380
New Zealand — 0.3%
Auckland International Airport Ltd.	44	81
Fletcher Building Ltd.	23,103	165,316
Sky City Ltd.	1	3
Telecom Corp. of New Zealand Ltd.	219,241	446,840
		612,240
Norway — 1.0%
Aker Solutions ASA	2,475	49,449
DnB NOR ASA	10,970	152,829
Gjensidige Forsikring ASA	3,016	37,175
Orkla ASA	11,659	111,000
Statoil ASA	41,874	1,060,082
Subsea 7 SA (a)	4,060	103,843
Telenor ASA	8,400	137,469
Yara International ASA	2,875	161,533
		1,813,380
Portugal — 0.4%
Banco Espirito Santo SA, Registered Shares	1	4
Galp Energia SGPS SA	3,731	88,983
Jeronimo Martins SGPS SA	3,629	69,697
Portugal Telecom SGPS SA, Registered Shares	50,139	492,905
		651,589
Singapore — 1.5%
CapitaMalls Asia Ltd.	21,082	25,311
Cosco Corp. (Singapore) Ltd.	1,000	1,594
Global Logistic Properties Ltd. (a)	56,000	94,078
Hutchison Port Holdings Trust (a)	2,200	1,859
Jardine Cycle & Carriage Ltd.	7,000	245,626
Keppel Corp. Ltd.	107,800	975,337
Neptune Orient Lines Ltd.	144,000	180,102
Oversea-Chinese Banking Corp. Ltd.	134	1,024
SembCorp Marine Ltd.	1,000	4,328
Singapore Airlines Ltd.	68,466	792,440
Singapore Telecommunications Ltd.	97,726	251,892
UOL Group Ltd.	7,000	28,425
Wilmar International Ltd.	40,000	176,960
Yangzijiang Shipbuilding Holdings Ltd.	21,957	26,196
		2,805,172
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	16,074	758,663

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	7

Schedule of Investments (continued)	Master Enhanced International Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain (concluded)
Abertis Infraestructuras SA	2,883	$64,348
Acerinox SA	38,794	707,388
Amadeus IT Holding SA, Class A (a)	2,636	54,791
Banco Popular Espanol SA	6,380	35,897
Banco Santander SA	30,332	349,429
Bankinter SA	13,932	94,510
Criteria Caixacorp SA	148,093	1,031,227
Iberdrola Renovables	1	4
Iberdrola SA (a)	66,156	588,576
Inditex SA	11,708	1,066,760
International Consolidated Airlines Group SA (a)	1	4
Mapfre SA	114,100	423,336
Mapfre SHS	3,536	13,127
Promotora de Informaciones SA (a)	25,470	59,651
Repsol YPF SA	11,681	405,161
Telefonica SA	8,507	207,773
		5,860,645
Sweden — 3.1%
Assa Abloy AB, Series B	4,400	118,264
Atlas Copco AB, Class B	4,101	96,746
Hexagon AB	850	20,929
Industrivarden AB	9,478	156,835
Investor AB	31,440	721,018
Kinnevik Investment AB	7,770	172,587
Modern Times Group AB	676	44,709
Nordea Bank AB	7,456	80,077
Ratos AB	5,466	105,065
SKF AB	6,744	195,271
SSAB AB	3,355	43,931
SSAB AB, Series A	2,855	42,653
Sandvik AB	53,072	929,787
Scania AB	19,512	452,930
Securitas AB	3,145	33,298
Skandinaviska Enskilda Banken AB, Class A	25,388	207,584
Skanska AB, Class B	7,293	130,734
Svenska Cellulosa AB	8,537	120,368
Svenska Handelsbanken, Class A	1,723	53,125
Swedbank AB, Class A	20,744	348,830
Swedish Match AB	869	29,178
Tele2 AB	5,100	100,664
Telefonaktiebolaget LM Ericsson	38,022	547,346
TeliaSonera AB	5	37
Volvo AB, B Shares	59,874	1,048,171
		5,800,137
Switzerland — 7.9%
ABB Ltd. (a)	23,741	616,846
Actelion Ltd. (a)	1,326	65,430
Adecco SA, Registered Shares (a)	4,783	306,998
Baloise Holding AG	5	516
Compagnie Financiere Richemont SA	7,483	490,384
Credit Suisse Group AG	19,745	769,506
GAM Holdings Ltd. (a)	5,315	87,450
Geberit AG (a)	104	24,673

Common Stocks	Shares	Value
Switzerland (concluded)
Givaudan SA	24	$25,389
Holcim Ltd. (a)	1,328	100,430
Julius Baer Group Ltd. (a)	887	36,640
Kuehne & Nagel International AG	1	152
Lonza Group AG, Registered Shares	710	55,624
Nestle SA, Registered Shares	54,197	3,372,597
Novartis AG, Registered Shares	36,962	2,265,294
Pargesa Holding SA	26	2,410
Roche Holding AG	9,487	1,588,320
SGS SA	16	30,393
Schindler Holding AG	1,616	196,546
Schindler Holding AG, Registered Shares	844	102,495
Sonova Holding AG (a)	1,188	110,922
Straumann Holding AG, Registered Shares	1,196	288,422
Sulzer AG	585	95,384
The Swatch Group AG, Bearer Shares	478	241,250
The Swatch Group Ltd., Registered Shares	8,658	778,442
Swiss Life Holding	447	73,309
Swiss Reinsurance Co., Registered Shares (a)	3,649	204,900
Synthes, Inc.	1,159	203,885
Transocean Ltd.	3,667	239,397
UBS AG (a)	55,129	1,006,080
Zurich Financial Services AG (a)	4,711	1,192,070
		14,572,154
United Kingdom — 18.6%
3i Group Plc	2,411	10,888
ARM Holdings Plc	18,666	175,528
Admiral Group Plc	5,111	136,298
Aggreko Plc	6,092	188,745
Amec Plc	4,911	85,813
Anglo American Plc	2,623	130,085
Associated British Foods Plc	7,319	127,335
AstraZeneca Plc	33,249	1,661,828
BAE Systems Plc	31,139	159,296
BHP Billiton Plc	2,432	95,562
BP Plc	265,107	1,951,981
BT Group Plc	324,378	1,051,764
Balfour Beatty Plc	10,338	51,255
Barclays Plc	179,391	735,925
British American Tobacco Plc	22,773	998,632
British Land Co. Plc	400	3,911
British Sky Broadcasting Group Plc	26,034	353,440
Burberry Group Plc	6,173	143,551
CSR PLC	6,023	29,952
Cairn Energy Plc (a)	5,166	34,452
Capital & Counties Properties Plc	80,062	253,094
Capital Shopping Centres Group Plc	2,339	15,006
Carnival Plc	900	34,873
Centrica Plc	81,736	424,412

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Cobham Plc	1	$3
Compass Group Plc	19,986	192,708
Diageo Plc	26,256	537,170
EnQuest Plc (a)	172,991	341,297
Essar Energy Plc (a)	2,539	16,655
Eurasian Natural Resources Corp. Plc	8,085	101,447
Experian Plc	60,672	772,834
GlaxoSmithKline Plc	19,093	409,244
Glencore International Plc (a)	35,923	283,084
HSBC Holdings Plc	246,424	2,443,228
Hammerson Plc	2,610	20,179
Home Retail Group	16,696	43,890
ITV Plc (a)	55,787	64,057
Imperial Tobacco Group Plc	1,922	63,988
Intercontinental Hotels Group Plc	6,196	126,837
International Power Plc	131,250	677,873
Intertek Group Plc	2,300	72,891
Invensys Plc	104,377	539,899
Investec Plc	7,734	62,777
J Sainsbury Plc	16,619	88,035
Johnson Matthey Plc	1,764	55,705
Kalahari Minerals PLC (a)	19,562	73,419
Kazakhmys Plc	27,015	598,841
Kingfisher Plc	20,555	88,296
Legal & General Group Plc	234,580	444,392
Lloyds TSB Group Plc (a)	1,117,389	878,082
Lonmin Plc	3,534	82,471
Man Group Plc	42,755	162,630
National Grid Plc	51,485	506,828
Next Plc	14,714	549,739
Old Mutual Plc	76,022	162,735
Pearson Plc	43,893	830,335
Petrofac Ltd.	6,906	167,933
RSA Insurance Group Plc	6,552	14,172
Randgold Resources Ltd.	1,078	90,799
Reckitt Benckiser Group Plc	5,037	278,204
Rexam Plc	96,858	595,474
Rio Tinto Plc, Registered Shares	16,660	1,202,948
Rolls-Royce Group Plc	674,880	1,083
Rolls-Royce Holdings Plc (a)	3,588	37,157
Royal Bank of Scotland Group Plc (a)	1	1
Royal Dutch Shell Plc	55,112	1,961,082
Royal Dutch Shell Plc, Class B	32,594	1,163,147
SABMiller Plc	18,666	681,318
Schroders Plc	7,121	176,803
Scottish & Southern Energy Plc	8,127	181,765
Serco Group Plc	72,602	644,019
Severn Trent Plc	32,712	772,840
Shire Plc	26,671	833,914
Smith & Nephew Plc	74,583	799,282
Smiths Group Plc	8,224	158,634
Standard Chartered Plc	64,185	1,685,990
Standard Life Plc	1	3
Tesco Plc	1	6
Thomas Cook Group Plc	44,670	95,461
Tullow Oil Plc	1,834	36,522

Common Stocks	Shares	Value
United Kingdom (concluded)
Vedanta Resources Plc	4,473	$150,363
Vodafone Group Plc	304,725	808,021
WPP Plc	10,976	137,506
The Weir Group Plc	1,541	52,605
Whitbread Plc	6,935	179,807
William Morrison Supermarkets Plc	4,169	19,940
Wolseley Plc	18,247	595,609
Xstrata Plc	26,641	586,779
		34,254,382
Total Common Stocks – 90.2%		166,051,531

Investment Companies
United States — 0.9%
iShares MSCI EAFE Index Fund (b)(c)	27,052	1,626,907
Total Investment Companies – 0.9%		1,626,907

Rights
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA (Expires 7/08/11) (a)	1	—
Spain — 0.0%
Criteria Caixacorp SA (Expires 7/15/2011) (a)	148,093	11,167
Banco Popular Espanol SA (Expires 12/31/2049) (a)	6,380	463
Total Rights – 0.0%		11,630
Total Long-Term Investments (Cost – $140,159,424) – 91.1%		167,690,068

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (b)(d)	2,925,060	2,925,060
Total Short-Term Securities (Cost – $2,925,060) – 1.6%		2,925,060

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	9

Schedule of Investments (continued)	Master Enhanced International Series
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $143,084,484*) – 92.7%	170,615,128
Other Assets Less Liabilities – 7.3%	13,413,975
Net Assets – 100.0%	$184,029,103

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$149,691,739
Gross unrealized appreciation	$24,783,582
Gross unrealized depreciation	(3,860,193)
Net unrealized appreciation	$20,923,389

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain/Loss	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	3,189,199	—	(264,546)[1]	2,925,060	$2,925,060	—	$1,417
iShares MSCI EAFE Index Fund	27,052	—	—	27,052	$1,626,907	—	$30,866

[1]	Represents net shares sold.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Enhanced International Series

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
4	AEX Index	Euronext	July 2011	$387,074	$4,741
18	CAC 40 Index	LIFFE	July 2011	$991,322	41,451
2	IBEX 35 Index	Madrid	July 2011	$285,416	10,809
5	OMX 30 Index	OMX Nordic Exchange	July 2011	$86,999	1,149
25	TOPIX Index	Tokyo	September 2011	$2,554,747	91,539
11	SPI 200 Index	Sydney	September 2011	$1,321,664	20,012
6	DAX Index	Eurex	September 2011	$1,542,081	56,429
58	DJ Euro Stoxx 50	Eurex	September 2011	$2,297,607	83,940
45	FTSE 100 Index	LIFFE	September 2011	$4,220,777	115,571
9	FTSE/MIB Index	Borsa	September 2011	$1,305,128	6,030
Total					$431,670

•	Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	935,000	USD	1,347,529	Goldman Sachs Bank USA	7/13/11	$8,059
GBP	545,000	USD	891,477	Goldman Sachs Bank USA	7/13/11	(16,865)
Total						$(8,806)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (Including Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant policies please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	11

Schedule of Investments (continued)	Master Enhanced International Series

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Long-Term Investments:
Assets:
Common Stocks:
Australia	$42,015	$14,304,735	—	$14,346,750
Austria	691,151	128,405	—	819,556
Belgium	—	1,878,438	—	1,878,438
Bermuda	—	69,228	—	69,228
China	—	372	—	372
Cyprus	—	37,917	—	37,917
Denmark	141,578	1,425,969	—	1,567,547
Finland	—	1,277,485	—	1,277,485
France	246,683	16,073,847	—	16,320,530
Germany	508,576	13,581,803	—	14,090,379
Greece	—	572,133	—	572,133
Hong Kong	—	4,936,807	—	4,936,807
Ireland	—	703,264	—	703,264
Israel	—	922,312	—	922,312
Italy	2,276	2,633,656	—	2,635,932
Japan	—	33,839,140	—	33,839,140
Luxembourg	—	900,662	—	900,662
Netherlands	328,746	4,434,634	—	4,763,380
New Zealand	—	612,240	—	612,240
Norway	37,175	1,776,205	—	1,813,380
Portugal	—	651,589	—	651,589
Singapore	1,859	2,803,313	—	2,805,172
Spain	1,044,358	4,816,287	—	5,860,645
Sweden	—	5,800,137	—	5,800,137
Switzerland	622,202	13,949,952	—	14,572,154
United Kingdom	283,084	33,971,298	—	34,254,382
Investment Companies:
United States	1,626,907	—	—	1,626,907
Rights:
Italy	—	—	—	—
Spain	11,630	—	—	11,630
Short-Term Securities	2,925,060	—	—	2,925,060
Total	$8,513,300	$162,101,828	—	$170,615,128

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (concluded)	Master Enhanced International Series

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$431,670	—	—	$431,670
Foreign currency exchange contracts	—	$8,059	—	8,059
Liabilities:
Foreign currency exchange contracts	—	(16,865)	—	(16,865)
Total	$431,670	$(8,806)	—	$422,864

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	13

Statement of Assets and Liabilities	Master Enhanced International Series

June 30, 2011 (Unaudited)
Assets
Investments at value - unaffiliated (cost - $138,377,492)	$166,063,161
Investments at value - affiliated (cost - $4,706,992)	4,551,967
Unrealized appreciation on foreign currency exchange contracts	8,059
Cash pledged as collateral for financial futures contracts	235,000
Foreign currency at value (cost — $12,078,246)	12,142,461
Dividends receivable	1,033,132
Investments sold receivable	385,781
Margin variation receivable	197,408
Receivable from advisor	24,890
Contributions receivable from investors	14,110
Prepaid expenses	3,438
Total assets	184,659,407

Liabilities
Bank overdraft	30,671
Unrealized depreciation on foreign currency exchange contracts	16,865
Investments purchased payable	469,159
Other affiliates payable	911
Directors’ fees payable	170
Other accrued expenses payable	40,263
Other liabilities	72,265
Total liabilities	630,304
Net Assets	$184,029,103

Net Assets Consist of
Investors’ capital	$155,929,015
Net unrealized appreciation/depreciation	28,100,088
Net Assets	$184,029,103

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Statement of Operations	Master Enhanced International Series

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Dividends - unaffiliated	$4,167,961
Foreign taxes withheld	(433,747)
Dividends - affiliated	32,283
Interest	22,715
Total income	3,789,212

Expenses
Investment advisory	8,900
Custodian	57,945
Pricing	48,528
Professional	32,867
Accounting services	16,365
Directors	3,212
Printing	2,840
Miscellaneous	6,688
Total expenses	177,345
Less fees waived and/or reimbursed by advisor	(70,552)
Total expenses after fees waived and/or reimbursed	106,793
Net investment income	3,682,419

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,608,526
Financial futures contracts	(486,039)
Foreign currency transactions	528,082
2,650,569
Net change in unrealized appreciation/depreciation on:
Investments	2,463,952
Financial futures contracts	495,067
Foreign currency transactions	8,195
2,967,214
Total realized and unrealized gain	5,617,783
Net Increase in Net Assets Resulting from Operations	$9,300,202

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	15

Statements of Changes in Net Assets	Master Enhanced International Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$3,682,419	$4,454,122
Net realized gain	2,650,569	3,559,520
Net change in unrealized appreciation/depreciation	2,967,214	6,883,982
Net increase in net assets resulting from operations	9,300,202	14,897,624

Capital Transactions
Proceeds from contributions	22,758,789	39,314,837
Value of withdrawals	(18,989,863)	(35,374,270)
Net increase in net assets derived from capital transactions	3,768,926	3,940,567

Net Assets
Total increase in net assets	13,069,128	18,838,191
Beginning of period	170,959,975	152,121,784
End of period	$184,029,103	$170,959,975

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Financial Highlights	Master Enhanced International Series

		Year Ended December 31,
	Six Months Ended June 30, 2011 (Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	5.41%[1]	9.68%	27.27%	(41.13)%	9.60%	27.09%

Ratios to Average Net Assets
Total expenses	0.20%[2]	0.22%	0.33%	0.25%	0.19%	0.27%
Total expenses after fees waived and/or reimbursed	0.12%[2]	0.12%	0.06%	0.12%	0.12%	0.17%
Net investment income	4.14%[2]	2.89%	3.19%	3.47%	2.63%	2.62%

Supplemental Data
Net assets, end of period (000)	$184,029	$170,960	$152,122	$119,161	$207,557	$156,131
Portfolio turnover	34%	95%	105%	146%	126%	145%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	17

Notes to Financial Statements (Unaudited)	Master Enhanced International Series

1. Organization and Significant Accounting Policies:

Master Enhanced International Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts or foreign currency exchange contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Enhanced International Series

ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract.

The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Series and each of its respective counterparties. The ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies, in which some of the

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	19

Notes to Financial Statements (continued)	Master Enhanced International Series

investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2011

	Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Net unrealized appreciation/ depreciation*	$431,670

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$8,059

	Liability Derivatives

	Statement of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$16,865

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2011
Net Realized Gain From Foreign Currency Transactions
Equity contracts	$(486,039)
Foreign currency exchange contracts	$542,390

Net Change in Unrealized Appreciation/Depreciation on Foreign Currency Transactions
Equity contracts	$479,371
Foreign currency exchange contracts	$51,580

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	166
Average notional value of contracts purchased	$13,604,276
Foreign currency exchange contracts:
Average number of contracts - US dollars sold	2
Average US dollar amounts sold	$2,148,336

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Series’ expenses) will not exceed 0.12% of the average daily value of the Series’ net assets. This arrangement has a one-year term and is renewable. For the six months ended June 30, 2011, The Manager waived $69,458, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series paid to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. For the six months ended June 30, 2011, The Manager waived $1,094, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (concluded)	Master Enhanced International Series

The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC, (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2011, the Series reimbursed the Manager $1,854 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2011, were $57,896,984 and $56,591,361, respectively.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of June 30, 2011, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments
Commercial Banks	11%
Pharmaceuticals	7%
Oil, Gas & Consumable Fuels	6%
Metals & Mining	6%
Other*	70%

*All other industries held were each less than 5% of long-term investments.

6. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	21

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Enhanced International Series

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Enhanced International Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

          The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Enhanced International Series

          At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Portfolio; and (f) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

          A.           Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

          B.          The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to funds in the Portfolio’s applicable Lipper category and the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Portfolio management to discuss the performance of the Portfolio throughout the year.

          The Board noted that the Portfolio’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported.

          The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

C.	Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	23

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Enhanced International Series

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared the Portfolio’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has voluntarily agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets.

          D.          Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

          E.          Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Enhanced International Series

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	25

Master Enhanced International Series

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment
Management, LLC
Princeton, NJ 08540

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and Trust Company
Boston, MA 02116

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Master Enhanced S&P 500 Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2011

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?
•

For the six months ended June 30, 2011, the Master Enhanced S&P 500 Series (the “Series”), a series of Quantitative Master Series LLC, returned 7.14%, outperforming the benchmark Standard & Poor’s (“S&P”) 500® Index (the “Benchmark Index”), which returned 6.02% for the same period. Positive performance relative to the Benchmark Index resulted from both the Series’ stock-selection and stock-substitution strategies.

• The return for the Series includes series expenses. The Benchmark Index has no expenses associated with performance.

Describe the market environment.
•

US equity markets began the year on an upswing. Confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets. US stocks moved higher during the first four months of 2011 despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, S&P changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of US and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

•

Within the Benchmark Index, health care (+13.93%) was the leading sector as it benefited from increased merger and acquisition activity during the period. Energy stocks (+11.39%) moved up on rising oil prices earlier in the period. All other sectors provided positive returns with the exception of financials (-3.06%), where the banking industry remained under pressure amid heightened concerns about the sovereign debt crisis.

Describe recent portfolio activity.
•

Over the six-month period, we continued to manage the Series without any significant changes to our investment process. Throughout the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the Benchmark Index. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the S&P 500® Index.

Describe portfolio positioning at period end.
•

As of period end, the Series maintains its diversified approach to stock selection and remains positioned to match the risk characteristics of its Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	1

Portfolio Information as of June 30, 2011	Master Enhanced S&P 500 Series

Sector Allocation	Percent of Long-Term Investments
Information Technology	19%
Financials	15
Energy	13
Health Care	12
Consumer Staples	11
Industrials	10
Consumer Discretionary	10
Materials	4
Telecommunication Services	3
Utilities	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
General Dynamics Corp.	70,782	$5,274,675
Honeywell International, Inc.	57,200	3,408,548
Huntington Ingalls Industries, Inc. (a)	2,507	86,491
Lockheed Martin Corp.	21,090	1,707,657
Northrop Grumman Corp.	48,645	3,373,531
Rockwell Collins, Inc.	28,500	1,758,165
Textron, Inc.	25,000	590,250
United Technologies Corp.	66,749	5,907,954
		22,107,271
Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	57,700	4,208,061
Automobiles — 0.3%
Ford Motor Co. (a)	291,748	4,023,205
Beverages — 3.8%
The Coca-Cola Co.	232,443	15,641,089
Coca-Cola Enterprises, Inc.	481,300	14,044,334
Constellation Brands, Inc., Class A (a)	123,840	2,578,349
Dr. Pepper Snapple Group, Inc.	87,400	3,664,682
Molson Coors Brewing Co., Class B	24	1,074
PepsiCo, Inc.	132,821	9,354,583
		45,284,111
Biotechnology — 0.3%
Amgen, Inc. (a)(b)	12,144	708,602
Biogen Idec, Inc. (a)	11,610	1,241,341
Celgene Corp. (a)	7,594	458,070
Cephalon, Inc. (a)	14,452	1,154,715
		3,562,728
Capital Markets — 1.5%
The Bank of New York Mellon Corp.	29,834	764,347
Franklin Resources, Inc.	49,950	6,557,935
The Goldman Sachs Group, Inc.	402	53,502
Northern Trust Corp.	2,010	92,380
State Street Corp.	28	1,263
T. Rowe Price Group, Inc.	168,800	10,185,392
		17,654,819
Chemicals — 1.8%
Air Products & Chemicals, Inc.	10,280	982,562
Airgas, Inc.	7,500	525,300
The Dow Chemical Co.	118,012	4,248,432
E.I. du Pont de Nemours & Co.	45,200	2,443,060
Eastman Chemical Co.	47,700	4,868,739
Ecolab, Inc.	69,300	3,907,134
FMC Corp.	6,500	559,130
Lubrizol Corp.	11,570	1,553,504
PPG Industries, Inc.	24,453	2,220,088

Common Stocks	Shares	Value
Chemicals (concluded)
The Sherwin-Williams Co.	6,026	$505,401
		21,813,350
Commercial Banks — 3.4%
BB&T Corp.	25	671
Fifth Third Bancorp	119,444	1,522,911
KeyCorp	85,900	715,547
M&T Bank Corp.	3,579	314,773
Marshall & Ilsley Corp.	47,000	374,590
The PNC Financial Services Group, Inc. (c)	15,798	941,719
Regions Financial Corp.	113,600	704,320
SunTrust Banks, Inc.	195,000	5,031,000
U.S. Bancorp	163,744	4,177,109
Wells Fargo & Co.	940,532	26,391,328
		40,173,968
Commercial Services & Supplies — 0.5%
Cintas Corp.	147,300	4,865,319
Iron Mountain, Inc.	14,154	482,510
Pitney Bowes, Inc.	18,400	423,016
Republic Services, Inc., Class A	21,863	674,473
		6,445,318
Communications Equipment — 1.1%
Cisco Systems, Inc. (a)	6,346	99,061
Motorola Mobility Holdings, Inc. (a)	85,165	1,877,037
Motorola Solutions, Inc. (a)	241,857	11,135,096
		13,111,194
Computers & Peripherals — 5.5%
Apple, Inc. (a)	84,710	28,434,606
Dell, Inc. (a)	717,600	11,962,392
EMC Corp. (a)	120,400	3,317,020
Hewlett-Packard Co.	214,128	7,794,259
NetApp, Inc. (a)	230,200	12,149,956
SanDisk Corp. (a)	21,600	896,400
Western Digital Corp. (a)	33,400	1,215,092
		65,769,725
Construction & Engineering — 0.3%
Fluor Corp.	63,000	4,073,580
Consumer Finance — 2.2%
American Express Co.	311,370	16,097,829
Capital One Financial Corp.	137,244	7,091,398
Discover Financial Services, Inc.	98,404	2,632,307
		25,821,534
Containers & Packaging — 0.1%
Bemis Co.	17,950	606,351
Sealed Air Corp.	14,600	347,334
		953,685

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	3

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	20,072	$1,091,917
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	11,000	480,480
H&R Block, Inc.	27,500	441,100
		921,580
Diversified Financial Services — 2.8%
Bank of America Corp.	916,514	10,044,993
Citigroup, Inc.	235,406	9,802,306
JPMorgan Chase & Co.	306,808	12,560,720
NYSE Euronext	37,800	1,295,406
		33,703,425
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	513,911	16,141,945
CenturyLink, Inc.	73,503	2,971,726
Frontier Communications Corp.	141,014	1,137,983
Verizon Communications, Inc.	227,765	8,479,691
Windstream Corp.	197,345	2,557,591
		31,288,936
Electric Utilities — 0.4%
American Electric Power Co., Inc.	12,850	484,188
Duke Energy Corp.	26,350	496,170
Entergy Corp.	7,560	516,197
Exelon Corp.	6,624	283,772
FirstEnergy Corp.	44,000	1,942,600
Pepco Holdings, Inc.	20,300	398,489
The Southern Co.	20,200	815,676
		4,937,092
Electrical Equipment — 1.1%
Babcock & Wilcox Co. (a)	77,894	2,158,443
Emerson Electric Co.	98,240	5,526,000
Rockwell Automation, Inc.	66,700	5,786,892
		13,471,335
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	5,220	281,828
Corning, Inc.	51,100	927,465
Jabil Circuit, Inc.	133,240	2,691,448
L-1 Identity Solutions, Inc. (a)	42,840	503,370
Molex, Inc.	18,066	465,561
		4,869,672
Energy Equipment & Services — 2.0%
Baker Hughes, Inc.	21,746	1,577,890
Diamond Offshore Drilling, Inc.	6,300	443,583
FMC Technologies, Inc. (a)	32,920	1,474,487
Halliburton Co.	55,710	2,841,210
Helmerich & Payne, Inc.	13	860
Nabors Industries Ltd. (a)	26,003	640,714
National Oilwell Varco, Inc.	35,883	2,806,409
Rowan Cos., Inc. (a)	113,600	4,408,816

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Schlumberger Ltd.	105,556	$9,120,038
		23,314,007
Food & Staples Retailing — 2.5%
CVS Caremark Corp.	73,600	2,765,888
Costco Wholesale Corp.	77,740	6,315,598
The Kroger Co.	118,250	2,932,600
SYSCO Corp.	14,765	460,373
Safeway, Inc.	241,700	5,648,529
Wal-Mart Stores, Inc.	191,189	10,159,783
Walgreen Co.	40,600	1,723,876
		30,006,647
Food Products — 1.6%
Archer-Daniels-Midland Co.	13,800	416,070
Campbell Soup Co.	35,202	1,216,229
ConAgra Foods, Inc.	43,400	1,120,154
General Mills, Inc.	30,700	1,142,654
H.J. Heinz Co.	18,548	988,237
Hormel Foods Corp.	201,800	6,015,658
Kraft Foods, Inc.	190,210	6,701,098
Sara Lee Corp.	52,650	999,824
		18,599,924
Gas Utilities — 0.1%
Nicor, Inc.	25	1,369
Oneok, Inc.	9,700	717,897
		719,266
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	291,900	17,423,511
Boston Scientific Corp. (a)	138,200	954,962
C.R. Bard, Inc.	11,675	1,282,615
CareFusion Corp. (a)	20,177	548,209
Edwards Lifesciences Corp. (a)	50	4,359
Medtronic, Inc.	38,300	1,475,699
St. Jude Medical, Inc. (a)	9,481	452,054
Stryker Corp.	40	2,348
Zimmer Holdings, Inc. (a)	50	3,160
		22,146,917
Health Care Providers & Services — 3.8%
Aetna, Inc.	69,800	3,077,482
AmerisourceBergen Corp.	222,600	9,215,640
Cardinal Health, Inc.	27,322	1,240,965
Coventry Health Care, Inc. (a)	13,400	488,698
DaVita, Inc. (a)	11,180	968,300
Express Scripts, Inc. (a)	14,800	798,904
HCA Holdings, Inc. (a)	24,756	816,948
Humana, Inc. (a)	15,200	1,224,208
Laboratory Corp. of America Holdings (a)	4,840	468,464
McKesson Corp.	22,771	1,904,794
Medco Health Solutions, Inc. (a)	38,932	2,200,437
Patterson Cos., Inc.	30,300	996,567
Quest Diagnostics, Inc.	759	44,857
UnitedHealth Group, Inc.	184,413	9,512,022

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
WellPoint, Inc. (a)	160,311	$12,627,697
		45,585,983
Health Care Technology — 0.0%
Cerner Corp. (a)	1,000	61,110
Sanofi-Aventis SA (a)	25,427	61,279
		122,389
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	7	264
International Game Technology	107,561	1,890,922
Marriott International, Inc., Class A	13,394	475,353
McDonald’s Corp.	70,495	5,944,138
Starbucks Corp.	65,735	2,595,875
Wyndham Worldwide Corp.	20	673
Wynn Resorts Ltd.	55,500	7,966,470
		18,873,695
Household Durables — 0.5%
D.R. Horton, Inc.	25,300	291,456
Fortune Brands, Inc.	35,940	2,291,894
Harman International Industries, Inc. (a)	61,500	2,802,555
Whirlpool Corp.	6,900	561,108
		5,947,013
Household Products — 1.5%
Colgate-Palmolive Co.	17,900	1,564,639
The Procter & Gamble Co.	265,423	16,872,940
		18,437,579
IT Services — 1.8%
Cognizant Technology Solutions Corp. (a)	4,900	359,366
Fidelity National Information Services, Inc.	24,304	748,320
International Business Machines Corp.	105,024	18,016,867
MasterCard, Inc., Class A	2,804	844,958
Paychex, Inc.	9,850	302,592
Teradata Corp. (a)	25,906	1,559,541
		21,831,644
Independent Power Producers & Energy Traders — 0.7%
The AES Corp. (a)	621,700	7,920,458
Industrial Conglomerates — 2.9%
General Electric Co.	954,212	17,996,438
Tyco International Ltd.	335,200	16,568,936
		34,565,374
Insurance — 3.2%
ACE Ltd.	200,860	13,220,605
Aflac, Inc.	42,300	1,974,564
The Allstate Corp.	2,211	67,502
American International Group, Inc.(a)	10,870	318,708
Assurant, Inc.	9,500	344,565
Berkshire Hathaway, Inc. (a)	7,389	571,835

Common Stocks	Shares	Value
Insurance (concluded)
Chubb Corp.	12,916	$808,671
Cincinnati Financial Corp.	48,665	1,420,045
Hartford Financial Services Group, Inc.	40,300	1,062,711
Loews Corp.	14,100	593,469
Marsh & McLennan Cos., Inc.	33,850	1,055,782
MetLife, Inc.	9,636	422,731
The Progressive Corp.	144,480	3,088,982
Prudential Financial, Inc.	14,100	896,619
Torchmark Corp.	7,400	474,636
The Travelers Cos., Inc.	194,103	11,331,733
Unum Group	28,400	723,632
		38,376,790
Internet & Catalog Retail — 0.1%
Priceline.com, Inc. (a)	1,400	716,702
Internet Software & Services — 1.2%
eBay, Inc. (a)	88,005	2,839,921
Google, Inc., Class A (a)	22,781	11,535,843
		14,375,764
Leisure Equipment & Products — 0.0%
Hasbro, Inc.	12,140	533,310
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. (a)	31,500	1,609,965
Life Technologies Corp. (a)	28,400	1,478,788
PerkinElmer, Inc.	10,200	274,482
Thermo Fisher Scientific, Inc. (a)	48,385	3,115,510
Waters Corp. (a)	12,400	1,187,176
		7,665,921
Machinery — 2.7%
Bucyrus International, Inc.	23,827	2,183,983
Caterpillar, Inc.	94,315	10,040,775
Cummins, Inc.	3,200	331,168
Danaher Corp.	53,705	2,845,828
Deere & Co.	18,900	1,558,305
Dover Corp.	1,480	100,344
Eaton Corp.	20,402	1,049,683
Illinois Tool Works, Inc.	66,385	3,750,089
Joy Global, Inc.	47	4,476
PACCAR, Inc.	171,525	8,763,212
Pall Corp.	10,500	590,415
Parker Hannifin Corp.	6,800	610,232
		31,828,510
Media — 2.7%
CBS Corp., Class B	218,448	6,223,584
Comcast Corp., Class A	149,321	3,783,794
Comcast Corp., Special Class A	99,837	2,419,050
DIRECTV, Class A (a)	5	254
Discovery Communications, Inc., Class A (a)	27,270	1,116,979
Gannett Co., Inc.	21,700	310,744
The McGraw-Hill Cos., Inc.	46,260	1,938,757
News Corp., Class A	131,621	2,329,692

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	5

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Omnicom Group, Inc.	23,307	$1,122,465
Time Warner, Inc.	132,773	4,828,954
Viacom, Inc., Class B	142,314	7,258,014
Walt Disney Co.	10,337	403,556
Warner Music Group Corp. (a)	94,514	776,905
		32,512,748
Metals & Mining — 1.7%
Alcoa, Inc.	216,700	3,436,862
Freeport-McMoRan Copper & Gold, Inc., Class B	268,416	14,199,207
Nucor Corp.	52,028	2,144,594
		19,780,663
Multi-Utilities — 1.2%
Ameren Corp.	403,400	11,634,056
DTE Energy Co.	25	1,250
Integrys Energy Group, Inc.	7,000	362,880
NiSource, Inc.	90,815	1,839,004
PG&E Corp.	15,100	634,653
TECO Energy, Inc.	19,300	364,577
		14,836,420
Multiline Retail — 0.5%
Big Lots, Inc. (a)	99,800	3,308,370
Family Dollar Stores, Inc.	16,800	883,008
Macy’s, Inc.	31,842	931,060
Nordstrom, Inc.	15,200	713,488
Target Corp.	14,660	687,701
		6,523,627
Office Electronics — 0.3%
Xerox Corp.	370,782	3,859,841
Oil, Gas & Consumable Fuels — 10.2%
Alpha Natural Resources, Inc. (a)	20,530	932,883
Anadarko Petroleum Corp.	42,248	3,242,957
Apache Corp.	55,624	6,863,445
Cabot Oil & Gas Corp., Class A	9,500	629,945
Chesapeake Energy Corp.	38,224	1,134,871
Chevron Corp.	216,528	22,267,740
ConocoPhillips	190,310	14,309,409
Devon Energy Corp.	53,769	4,237,535
EOG Resources, Inc.	20,637	2,157,598
EXCO Resources, Inc.	121,015	2,135,915
Exxon Mobil Corp.	439,662	35,779,694
Hess Corp.	37,267	2,786,081
Marathon Oil Corp.	83,758	4,412,371
Murphy Oil Corp.	17,500	1,149,050
Noble Energy, Inc.	10,598	949,899
Occidental Petroleum Corp.	77,954	8,110,334
Patriot Coal Corp. (a)	57,200	1,273,272
Peabody Energy Corp.	6	353
Pioneer Natural Resources Co.	35,100	3,143,907
QEP Resources, Inc.	44,899	1,878,125
Spectra Energy Corp.	27,112	743,140
Tesoro Corp. (a)	13,000	297,830

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp.	123,478	$3,157,332
		121,593,686
Paper & Forest Products — 0.4%
International Paper Co.	136,700	4,076,394
MeadWestvaco Corp.	15,400	512,974
		4,589,368
Personal Products — 0.5%
The Estée Lauder Cos., Inc., Class A	54,400	5,722,336
Pharmaceuticals — 4.8%
Abbott Laboratories	1,334	70,195
Allergan, Inc.	12	999
Bristol-Myers Squibb Co.	153,106	4,433,950
Eli Lilly & Co.	61,937	2,324,496
Forest Laboratories, Inc. (a)	55,400	2,179,436
Johnson & Johnson	250,437	16,659,069
Merck & Co., Inc.	289,766	10,225,842
Novartis AG	256	15,644
Pfizer, Inc.	603,042	12,422,665
Watson Pharmaceuticals, Inc. (a)	136,450	9,378,209
		57,710,505
Professional Services — 0.1%
Equifax, Inc.	11,100	385,392
Robert Half International, Inc.	13,300	359,499
		744,891
Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.	22	2,825
Equity Residential	30,200	1,812,000
General Growth Properties Inc.	197,270	3,292,436
HCP, Inc.	9,800	359,562
Health Care REIT, Inc.	3,097	162,376
Host Marriott Corp.	8,815	149,414
Kimco Realty Corp.	134,735	2,511,460
ProLogis	7,874	282,204
Public Storage	8,554	975,242
Ventas, Inc.	28,775	1,516,730
Vornado Realty Trust	33	3,075
		11,067,324
Real Estate Management & Development — 0.1%
The Howard Hughes Corp. (a)	18,272	1,188,411
The St. Joe Co. (a)	3,015	62,832
		1,251,243
Road & Rail — 0.1%
CSX Corp.	30,900	810,198
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc. (a)	52,200	364,878
Altera Corp.	304,900	14,132,115
Analog Devices, Inc.	6,277	245,682
Applied Materials, Inc.	80,324	1,045,015
Intel Corp. (a)	544,720	12,070,995

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
KLA-Tencor Corp.	18,900	$765,072
Microchip Technology, Inc.	32,600	1,235,866
National Semiconductor Corp.	36,252	892,162
Nvidia Corp. (a)	54,200	863,677
Teradyne, Inc. (a)	16,700	247,160
Texas Instruments, Inc.	131,453	4,315,602
Varian Semiconductor Equipment Associates, Inc. (a)	19,666	1,208,279
Xilinx, Inc.	17,440	636,037
		38,022,540
Software — 3.4%
Autodesk, Inc. (a)	314,200	12,128,120
Citrix Systems, Inc. (a)	107,300	8,584,000
Electronic Arts, Inc. (a)	30,100	710,360
Lawson Software, Inc. (a)	55,277	620,208
Microsoft Corp.	687,938	17,886,388
Oracle Corp.	31	1,020
Synopsys, Inc. (a)	44,231	1,137,179
		41,067,275
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	12,137	812,208
AutoNation, Inc. (a)(d)	5,800	212,338
The Gap, Inc.	10,534	190,665
Home Depot, Inc.	90,300	3,270,666
J. Crew Group, Inc. Escrow	57,569	1
Limited Brands, Inc.	19,653	755,658
Lowe’s Cos., Inc.	45,300	1,055,943
Ross Stores, Inc.	72,240	5,787,869
Staples, Inc.	30,226	477,571
TJX Cos., Inc.	217,220	11,410,566
		23,973,485
Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	26,600	1,700,538
NIKE, Inc., Class B	40,792	3,670,464
VF Corp.	64,700	7,023,832
		12,394,834
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	32,300	434,112
Tobacco — 1.0%
Altria Group, Inc.	33	871
Philip Morris International, Inc.	171,719	11,465,678
		11,466,549
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	5,300	814,345
Wireless Telecommunication Services — 0.1%
Clearwire Corp., Class A (a)	210,181	794,484
MetroPCS Communications, Inc. (a)	12,999	223,713

Common Stocks	Shares	Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (a)	130,007	$700,738
		1,718,935
Total Common Stocks – 93.6%		1,117,749,324

Exchange Traded Fund
SPDR S&P 500 ETF Trust	112	14,798,588
Total Exchange Traded Fund – 1.2%		14,798,588

Warrants (e)
Automobiles — 0.1%
Ford Motor Co. (expires 1/01/13) (a)	281,054	1,472,723
Total Warrants – 0.1%		1,472,723
Total Long-Term Investments (Cost – $937,549,132) – 94.9%		1,134,020,635

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.09% (c)(f)	57,600,065	57,600,065

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.07% (c)(f)(g)	$483	482,859
Total Short-Term Securities (Cost – $58,082,924) – 4.9%		58,082,924
Total Investments (Cost – $995,632,056*) – 99.8%		1,192,103,559
Other Assets Less Liabilities – 0.2%		2,062,802
Net Assets – 100.0%		$1,194,166,361

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,035,029,897
Gross unrealized appreciation	$1,192,103,559
Gross unrealized depreciation	(1,035,029,897)
Net unrealized appreciation	$157,073,662

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	7

Schedule of Investments (continued)	Master Enhanced S&P 500 Series

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Held at June 30, 2011	Value At June 30, 2011	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	44,756,970	12,843,095	[1]	57,600,065	$57,600,065	$4,332
BlackRock Liquidity Series, LLC Money Market Series	—	$482,859	[1]	$482,859	$482,859	$4,541
The PNC Financial Services Group, Inc.	15,798	—		$15,798	$941,719	$7,109

[1]	Represents net shares/beneficial interest purchased

(d)	Security, or a portion of security, is on loan.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities

•	Financial Futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
202	S&P 500 EMINI	Chicago Mercantile	September 2011	$66,432,750	$2,610,072

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (concluded)	Master Enhanced S&P 500 Series

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-term Investments[2]	$1,134,020,634	$1	—	$1,134,020,635
Short-Term Securities	57,600,065	482,859	—	58,082,924
Total	$1,191,620,699	$482,860	—	$1,192,103,559

[2]	See above schedule of investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Equity Contracts	$2,610,072	—	—	$2,610,072

[3]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	9

Statement of Assets and Liabilities	Master Enhanced S&P 500 Series

June 30, 2011 (Unaudited)
Assets
Investments at value – unaffiliated (including securities loaned of $117,660) (cost - $936,709,325)	$1,133,078,916
Investments at value – affiliated (cost - $58,922,731)	59,024,643
Foreign currency at value (cost - $3,380)	3,717
Investments sold receivable	201,109,852
Dividends receivable	1,465,425
Margin variation receivable	565,600
Contributions receivable from investors	237,671
Securities lending income receivable — affiliated	8,464
Prepaid expenses	13,325
Total assets	1,395,507,613

Liabilities
Collateral on securities loaned at value	482,859
Investments purchased payable	200,757,529
Other affiliates payable	5,722
Investment advisory fees payable	5,599
Directors’ fees payable	794
Other accrued expenses payable	88,749
Total liabilities	201,341,252
Net Assets	$1,194,166,361

Net Assets Consist of
Investors’ capital	$995,084,448
Net unrealized appreciation/depreciation	199,081,913
Net Assets	$1,194,166,361

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Statement of Operations	Master Enhanced S&P 500 Series

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Dividends - unaffiliated	$11,054,286
Foreign taxes withheld	(40,037)
Dividends - affiliated	11,441
Securities lending - affiliated	4,541
Total income	11,030,231

Expenses
Accounting services	102,177
Investment advisory	58,204
Professional	44,886
Custodian	37,430
Directors	14,176
Printing	3,704
Miscellaneous	9,012
Total expenses	269,589
Less fees waived by advisor	(21,337)
Total expenses after fees waived	248,252
Net investment income	10,781,979

Realized and Unrealized Gain
Net realized gain from:
Investments	64,585,746
Financial futures contracts	2,159,761
66,745,507
Net change in unrealized appreciation/depreciation on:
Investments	772,232
Financial futures contracts	1,440,375
Foreign currency transactions	293
2,212,900
Total realized and unrealized gain	68,958,407
Net Increase in Net Assets Resulting from Operations	$79,740,386

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	11

Statements of Changes in Net Assets	Master Enhanced S&P 500 Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$10,781,979	$19,188,693
Net realized gain	66,745,507	67,833,997
Net change in unrealized appreciation/depreciation	2,212,900	56,136,160
Net increase in net assets resulting from operations	79,740,386	143,158,850

Capital Transactions
Proceeds from contributions	32,082,301	938,363,321
Value of withdrawals	(35,137,441)	(833,629,989)
Net increase (decrease) in net assets derived from capital transactions	(3,055,140)	104,733,332

Net Assets
Total increase in net assets	76,685,246	247,892,182
Beginning of period	1,117,481,115	869,588,933
End of period	$1,194,166,361	$1,117,481,115

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Financial Highlights	Master Enhanced S&P 500 Series

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	7.14%[1]	15.88%	26.62%	(36.39)%	5.67%	15.64%

Ratios to Average Net Assets
Total expenses	0.04%[2]	0.05%	0.07%	0.08%	0.06%	0.06%
Total expenses after fees waived	0.04%[2]	0.05%	0.06%	0.08%	0.06%	0.06%
Net investment income	1.85%[2]	2.11%	2.38%	2.30%	1.89%	2.13%

Supplemental Data
Net assets, end of period (000)	$1,194,166	$1,117,481	$869,589	$442,104	$635,222	$591,181
Portfolio turnover	85%	135%	150%	206%	196%	179%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	13

Notes to Financial Statements (Unaudited)	Master Enhanced S&P 500 Series

1. Organization and Significant Accounting Policies:

Master Enhanced S&P 500 Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Enhanced S&P 500 Series

securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date of by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies, in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of June 30, 2011

	Asset Derivatives
	Statement of Assets and Liabilities Location	Value

Equity contracts	Unrealized appreciation/depreciation on Equity contracts*	$2,610,072

* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the schedule of investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the

Statement of Operations

Six Months Ended June 30, 2011

Net Realized Gain From

Financial
Futures
Contracts
Equity contracts	$2,159,761

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	15

Notes to Financial Statements (concluded)	Master Enhanced S&P 500 Series

Net Change in Unrealized Appreciation/Depreciation on

Financial Futures Contracts
Equity contracts	$ 1,440,375

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial Futures Contracts:
Average number of contracts purchased	200
Average notional value of contracts purchased	$ 63,954,999

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series paid to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2011, the Series reimbursed the Manager $6,079 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2011, BIM received $2,445 in securities lending agent fees related to securities lending activities for the Master Portfolio.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended June 30, 2011, were $961,561,175 and $961,406,321, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Enhanced S&P 500 Series

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Enhanced S&P 500 Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

          The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	17

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Enhanced S&P 500 Series

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

          At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Portfolio; and (f) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Enhanced S&P 500 Series

training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to funds in the Portfolio’s applicable Lipper category and the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Portfolio management to discuss the performance of the Portfolio throughout the year.

          The Board noted that the Portfolio’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported.

          The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

C.	Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared the Portfolio’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Enhanced S&P 500 Series

          recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

D.	Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

E.	Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Enhanced S&P 500 Series

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	21

Officers and Directors	Master Enhanced S&P 500 Series

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and Trust Company
Boston, MA 02116

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Master Enhanced Small Cap Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2011 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2011, Master Enhanced Small Cap Series (the “Series”), a series of Quantitative Master Series LLC, returned 7.85%, outperforming the benchmark Standard & Poor’s (S&P) Small Cap 600® Index, which returned 7.54% for the same period. Positive performance relative to the benchmark resulted from both the Series’ stock selection and stock substitution strategies.

• The return for the Series includes Series expenses. The benchmark index has no expenses associated with performance.

Describe the market environment.

•

US equity markets began the year on an upswing. Confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets. US stocks moved higher during the first four months of 2011 despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, S&P changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed that nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of US and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

•

Within the benchmark S&P Small Cap 600® Index, all ten sectors posted positive returns for the period. Health care (+19.49%) was the leading sector as it benefited from increased merger and acquisition activity during the period. Energy stocks (+16.46%) moved up on rising oil prices earlier in the period. The defensive consumer staples sector (+11.92%) also posted a strong gain, while financials (+2.13%), industrials (+2.87%) and telecommunication services (+4.15%) experienced less positive returns.

Describe recent portfolio activity.

•

Over the six-month period, we continued to manage the Series without any significant changes to our investment process. Throughout the period, as changes were made to the composition of the S&P Small Cap 600® Index, the Series purchased and sold securities to maintain its objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate returns above those offered by the S&P Small Cap 600® Index. The Series typically has a cash position resulting from daily cash flows. The cash balance does not have an impact on the Series’ performance as it is entirely invested in futures contracts on the benchmark index.

Describe portfolio positioning at period end.

•

As of period end, the Series maintains its diversified approach to stock selection and remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	1

Portfolio Information as of June 30, 2011	Master Enhanced Small Cap Series

Sector Allocations	Percent of Long-Term Investments
Information Technology	19%
Energy	18
Consumer Discretionary	15
Industrials	15
Health Care	12
Financials	9
Materials	4
Utilities	4
Consumer Staples	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
AAR Corp.	6,100	$165,249
AeroVironment, Inc. (a)	5,100	180,285
Ceradyne, Inc. (a)	11,500	448,385
Cubic Corp.	16,400	836,236
Curtiss-Wright Corp.	7,600	246,012
Esterline Technologies Corp. (a)	7,900	603,560
GenCorp, Inc. (a)	80,400	516,168
Moog, Inc., Class A (a)	9,625	418,880
National Presto Industries, Inc.	5,900	598,791
Orbital Sciences Corp. (a)	26,100	439,785
Teledyne Technologies, Inc. (a)	27,200	1,369,792
		5,823,143
Air Freight & Logistics — 0.6%
Forward Air Corp.	11,300	381,827
HUB Group, Inc., Class A (a)	29,700	1,118,502
		1,500,329
Airlines — 0.1%
Allegiant Travel Co. (a)	2,150	106,425
SkyWest, Inc.	9,900	149,094
Southwest Airlines Co.	210	2,398
		257,917
Auto Components — 0.4%
Drew Industries, Inc.	8,900	220,008
Spartan Motors, Inc.	9,400	50,760
Standard Motor Products, Inc.	9,000	137,070
Superior Industries International, Inc.	30,000	663,300
		1,071,138
Automobiles — 0.1%
Winnebago Industries, Inc. (a)	15,900	153,594
Biotechnology — 1.6%
Arqule, Inc. (a)	17,100	106,875
Cephalon, Inc. (a)	2,930	234,107
Cubist Pharmaceuticals, Inc. (a)	26,700	960,933
Emergent Biosolutions, Inc. (a)	7,600	171,380
Kensey Nash Corp. (a)	4,000	100,920
Regeneron Pharmaceuticals, Inc. (a)	24,870	1,410,378
Savient Pharmaceuticals, Inc. (a)	12,450	93,250
ViroPharma, Inc. (a)	53,200	984,200
		4,062,043
Building Products — 1.1%
A.O. Smith Corp.	27,400	1,159,020
Aaon, Inc.	4,980	108,763
Apogee Enterprises, Inc.	12,000	153,720
Gibraltar Industries, Inc. (a)	14,000	158,480
Griffon Corp. (a)	21,616	217,890
NCI Building Systems, Inc. (a)	1,200	13,668
Quanex Building Products Corp.	19,875	325,751

Common Stocks	Shares	Value
Building Products (concluded)
Simpson Manufacturing Co., Inc.	16,500	$492,855
Universal Forest Products, Inc.	7,600	182,096
		2,812,243
Capital Markets — 0.3%
Calamos Asset Management, Inc., Class A	9,650	140,118
Piper Jaffray Cos. (a)	17,000	489,770
SWS Group, Inc.	6,770	40,552
		670,440
Chemicals — 1.8%
American Vanguard Corp.	6,800	88,196
Arch Chemicals, Inc.	12,200	420,168
Calgon Carbon Corp. (a)	2,500	42,500
H.B. Fuller Co.	500	12,210
Hawkins, Inc.	4,250	153,935
Koppers Holdings, Inc.	9,400	356,542
Kraton Performance Polymers, Inc. (a)	14,900	583,633
Lubrizol Corp.	3,066	411,672
OM Group, Inc. (a)	23,300	946,912
PolyOne Corp.	40,100	620,347
Quaker Chemical Corp.	5,300	227,953
STR Holdings, Inc. (a)	18,725	279,377
Stepan Co.	3,600	255,240
Zep, Inc.	10,000	189,000
		4,587,685
Commercial Banks — 3.7%
Boston Private Financial Holdings, Inc.	29,000	190,820
City Holding Co.	7,200	237,816
Columbia Banking System, Inc.	18,200	313,404
Community Bank System, Inc.	17,000	421,430
First Bancorp, Puerto Rico (a)	6	26
First Commonwealth Financial Corp.	37,500	215,250
First Financial Bancorp	5,940	99,139
First Financial Bankshares, Inc.	14,400	496,080
First Midwest Bancorp, Inc.	8,100	99,549
Glacier Bancorp, Inc.	29,400	396,312
Hanmi Financial Corp. (a)	37,900	40,553
Independent Bank Corp./MA	5,100	133,875
NBT Bancorp, Inc.	13,500	298,755
Nara Bancorp, Inc. (a)	49,900	405,687
National Penn Bancshares, Inc.	10,700	84,851
Old National Bancorp	35,200	380,160
Pinnacle Financial Partners, Inc. (a)	14,900	231,844
PrivateBancorp, Inc.	24,450	337,410
Signature Bank (a)	18,700	1,069,640
Simmons First National Corp., Class A	11,500	295,090
Sterling Bancorp	4,700	44,603

See Notes to Financial Statements.
QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	3

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
Sterling Bancshares, Inc.	101,400	$827,424
Susquehanna Bancshares, Inc.	36,600	292,800
Texas Capital Bancshares, Inc. (a)	16,500	426,195
Tompkins Trustco, Inc.	3,080	120,859
UMB Financial Corp.	14,500	607,260
Umpqua Holdings Corp.	48,500	561,145
United Bankshares, Inc.	15,700	384,336
Wilshire Bancorp, Inc. (a)	22,000	64,680
Wintrust Financial Corp.	14,300	460,174
		9,537,167
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	21,700	506,478
Consolidated Graphics, Inc. (a)	11,000	604,450
G&K Services, Inc., Class A	22,200	751,692
The Geo Group, Inc. (a)	20,550	473,267
Healthcare Services Group, Inc.	30,150	489,937
Interface, Inc., Class A	32,800	635,336
Mobile Mini, Inc. (a)	9,000	190,710
SYKES Enterprises, Inc. (a)	18,900	406,917
Tetra Tech, Inc. (a)	11,600	261,000
Unifirst Corp.	6,800	382,092
United Stationers, Inc.	35,600	1,261,308
Viad Corp.	7,200	160,488
		6,123,675
Communications Equipment — 2.6%
Arris Group, Inc. (a)	89,601	1,040,268
Bel Fuse, Inc.	5,400	117,126
Black Box Corp.	18,500	578,495
Blue Coat Systems, Inc. (a)	18,800	410,968
Comtech Telecommunications Corp.	26,530	743,901
DG FastChannel, Inc. (a)	23,000	737,150
Digi International, Inc. (a)	25,400	330,200
Harmonic, Inc.(a)	40,000	289,200
Motorola Mobility Holdings, Inc. (a)	11,058	243,718
NETGEAR, Inc. (a)	26,500	1,158,580
Network Equipment Technologies, Inc. (a)	13,400	29,480
PC-Tel, Inc. (a)	13,000	84,240
Symmetricom, Inc. (a)	58,400	340,472
Tekelec (a)	11,400	104,082
Viasat, Inc. (a)	9,880	427,508
		6,635,388
Computers & Peripherals — 0.3%
Avid Technology, Inc. (a)	14,033	264,381
Hutchinson Technology, Inc. (a)	11,000	24,970
Intevac, Inc. (a)	7,700	78,617
Novatel Wireless, Inc. (a)	10,900	59,732
Stratasys, Inc. (a)	8,300	279,710
Super Micro Computer, Inc. (a)	3,275	52,695
Synaptics, Inc. (a)	4,400	113,256
		873,361

Common Stocks	Shares	Value
Construction & Engineering — 0.7%
Dycom Industries, Inc. (a)	18,890	$308,663
EMCOR Group, Inc. (a)	39,800	1,166,538
Insituform Technologies, Inc., Class A (a)	5,000	104,850
Orion Marine Group, Inc. (a)	12,500	117,625
		1,697,676
Construction Materials — 0.2%
Eagle Materials, Inc.	13,800	384,606
Texas Industries, Inc.	4,400	183,172
		567,778
Consumer Finance — 1.5%
Cash America International, Inc.	25,900	1,498,833
Ezcorp, Inc. (a)	36,420	1,295,641
First Cash Financial Services, Inc. (a)	2,800	117,572
World Acceptance Corp. (a)	13,300	872,081
		3,784,127
Containers & Packaging — 0.1%
Myers Industries, Inc.	16,340	167,975
Distributors — 0.2%
Pool Corp.	20,500	611,105
Diversified Consumer Services — 1.4%
American Public Education, Inc. (a)	8,300	369,433
Capella Education Co. (a)	7,480	313,038
Coinstar, Inc. (a)	20,400	1,112,616
Corinthian Colleges, Inc. (a)	41,360	176,194
Hillenbrand, Inc.	52,150	1,233,347
Pre-Paid Legal Services, Inc. (a)	5,400	359,046
Universal Technical Institute, Inc.	7,500	148,275
		3,711,949
Diversified Financial Services — 0.6%
Interactive Brokers Group, Inc., Class A	16,800	262,920
Portfolio Recovery Associates, Inc. (a)	7,190	609,640
Stifel Financial Corp. (a)	21,450	769,197
		1,641,757
Diversified Telecommunication Services — 0.5%
Atlantic Tele-Network, Inc.	2,750	105,490
Cbeyond Communications, Inc. (a)	14,400	190,512
Cincinnati Bell, Inc. (a)	82,600	274,232
Frontier Communications Corp.	26,082	210,482
Neutral Tandem, Inc. (a)	35,830	624,158
		1,404,874
Electric Utilities — 0.9%
ALLETE, Inc.	4,500	184,680
El Paso Electric Co.	36,200	1,169,260
UIL Holdings Corp.	8,100	262,035

See Notes to Financial Statements.
4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Enhanced Small Cap Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities (concluded)
Unisource Energy Corp.	16,500	$615,945
		2,231,920
Electrical Equipment — 1.3%
AZZ, Inc.	9,900	453,420
Babcock & Wilcox Co. (a)	17,806	493,404
Belden, Inc.	21,800	759,948
Brady Corp.	24,400	782,264
Encore Wire Corp.	8,500	205,870
II-VI, Inc. (a)	23,600	604,160
Powell Industries, Inc. (a)	4,100	149,650
		3,448,716
Electronic Equipment, Instruments & Components — 4.0%
Agilysys, Inc. (a)	9,300	77,562
Anixter International, Inc.	19,600	1,280,664
Benchmark Electronics, Inc. (a)	5,650	93,225
Brightpoint, Inc. (a)	31,930	258,952
CTS Corp.	41,400	400,338
Checkpoint Systems, Inc. (a)	34,800	622,224
Cognex Corp.	18,600	658,998
Daktronics, Inc.	37,700	406,783
Electro Scientific Industries, Inc. (a)	12,600	243,180
Faro Technologies, Inc. (a)	6,300	275,940
Gerber Scientific, Inc. (a)	11,500	127,995
Insight Enterprises, Inc. (a)	21,500	380,765
L-1 Identity Solutions, Inc. (a)	11,412	134,091
Littelfuse, Inc.	10,300	604,816
LoJack Corp. (a)	8,700	37,932
MTS Systems Corp.	7,100	296,993
Mercury Computer Systems, Inc. (a)	8,300	155,044
Methode Electronics, Inc.	23,900	277,479
Newport Corp. (a)	32,500	590,525
OSI Systems, Inc. (a)	8,920	383,560
Park Electrochemical Corp.	7,800	218,010
Plexus Corp. (a)	17,200	598,732
Pulse Electronics Corp.	19,000	83,980
Radisys Corp. (a)	31,600	230,364
Rofin-Sinar Technologies, Inc. (a)	13,190	450,439
Rogers Corp. (a)	8,500	392,700
SYNNEX Corp. (a)	11,000	348,700
ScanSource, Inc. (a)	1,900	71,212
TTM Technologies, Inc. (a)	39,600	634,392
		10,335,595
Energy Equipment & Services — 2.8%
Basic Energy Services, Inc. (a)	24,100	758,427
Bristow Group, Inc.	15,600	795,912
Gulf Island Fabrication, Inc.	5,200	167,856
ION Geophysical Corp. (a)	71,030	671,944
Lufkin Industries, Inc.	21,100	1,815,655
Matrix Service Co. (a)	31,400	420,132
OYO Geospace Corp. (a)	2,000	200,000
SEACOR Holdings, Inc.	14,700	1,469,412
Seahawk Drilling, Inc. (a)	5,600	31,920

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Tetra Technologies, Inc. (a)	62,050	$789,896
		7,121,154
Food & Staples Retailing — 0.8%
The Andersons, Inc.	7,200	304,200
Casey’s General Stores, Inc.	16,463	724,372
Nash Finch Co.	8,000	286,480
Spartan Stores, Inc.	10,500	205,065
United Natural Foods, Inc. (a)	10,600	452,302
		1,972,419
Food Products — 2.0%
B&G Foods, Inc., Class A	21,300	439,206
Cal-Maine Foods, Inc.	20,500	655,180
Darling International, Inc. (a)	78,874	1,396,070
Diamond Foods, Inc.	6,500	496,210
Hain Celestial Group, Inc. (a)	5,900	196,824
Sanderson Farms, Inc.	20,600	984,268
Seneca Foods Corp. (a)	4,000	102,320
Snyders-Lance, Inc.	19,300	417,459
TreeHouse Foods, Inc. (a)	7,600	415,036
		5,102,573
Gas Utilities — 2.2%
The Laclede Group, Inc.	10,300	389,649
New Jersey Resources Corp.	29,650	1,322,686
Northwest Natural Gas Co.	11,000	496,430
Piedmont Natural Gas Co.	49,700	1,503,922
South Jersey Industries, Inc.	12,700	689,737
Southwest Gas Corp.	33,600	1,297,296
		5,699,720
Health Care Equipment & Supplies — 2.3%
Abaxis, Inc. (a)	8,500	231,625
Align Technology, Inc. (a)(b)	47,800	1,089,840
CONMED Corp. (a)	13,200	375,936
Greatbatch, Inc. (a)	18,400	493,488
Haemonetics Corp. (a)	5,300	341,161
ICU Medical, Inc. (a)	5,900	257,830
Integra LifeSciences Holdings Corp. (a)	100	4,781
Invacare Corp.	28,700	952,553
Meridian Bioscience, Inc.	1,515	36,526
Merit Medical Systems, Inc. (a)	12,375	222,379
Neogen Corp. (a)	9,100	411,411
NuVasive, Inc. (a)	17,900	588,552
Palomar Medical Technologies, Inc. (a)	6,500	73,320
SurModics, Inc. (a)	8,100	89,910
Symmetry Medical, Inc. (a)	11,900	106,743
West Pharmaceutical Services, Inc.	14,000	612,640
		5,888,695
Health Care Providers & Services — 5.2%
AMERIGROUP Corp. (a)	31,900	2,247,993
AMN Healthcare Services, Inc. (a)	18,000	149,760
Air Methods Corp. (a)	11,300	844,562

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	5

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Almost Family, Inc. (a)	2,950	$80,830
Amedisys, Inc. (a)	3,200	85,216
Amsurg Corp. (a)	35,900	938,067
Centene Corp. a)	37,100	1,318,163
Chemed Corp.	3,400	222,768
Corvel Corp. (a)	3,500	164,150
Cross Country Healthcare, Inc. (a)	14,400	109,440
The Ensign Group, Inc.	5,360	162,890
Gentiva Health Services, Inc. (a)	28,900	601,987
HMS Holdings Corp. (a)	7,100	545,777
HealthSpring, Inc. (a)	30,070	1,386,528
Healthways, Inc. (a)	11,700	177,606
IPC The Hospitalist Co., Inc. (a)	30	1,390
Kindred Healthcare, Inc. (a)	1,083	23,252
LHC Group, Inc. (a)	5,800	133,748
Landauer, Inc.	3,600	221,724
MWI Veterinary Supply, Inc. (a)	12,000	969,240
Magellan Health Services, Inc. (a)	25,240	1,381,638
Molina Healthcare, Inc. (a)	17,760	481,651
PSS World Medical, Inc. (a)	27,495	770,135
PharMerica Corp. (a)	26,500	338,140
		13,356,655
Health Care Technology — 0.5%
Computer Programs & Systems, Inc.	5,070	321,844
Omnicell, Inc. (a)	15,300	238,527
Quality Systems, Inc.	8,700	759,510
		1,319,881
Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc. (a)	8,800	460,768
Biglari Holdings, Inc. (a)	565	220,943
Buffalo Wild Wings, Inc. (a)	700	46,417
CEC Entertainment, Inc.	21,200	850,332
California Pizza Kitchen, Inc. (a)	8,600	158,842
Cracker Barrel Old Country Store, Inc.	9,700	478,307
DineEquity, Inc. (a)	1,700	88,859
Interval Leisure Group, Inc. (a)	18,800	257,372
Jack in the Box, Inc. (a)	21,600	492,048
P.F. Chang’s China Bistro, Inc.	10,100	406,424
Papa John’s International, Inc. (a)	25,700	854,782
Peet’s Coffee & Tea, Inc. (a)	4,900	282,730
Pinnacle Entertainment, Inc. (a)	4,200	62,580
Ruby Tuesday, Inc. (a)	50,600	545,468
Ruth’s Hospitality Group, Inc. (a)	6,600	37,026
Shuffle Master, Inc. (a)	24,900	232,940
Texas Roadhouse, Inc., Class A	23,700	415,579
		5,891,417
Household Durables — 0.7%
Blyth, Inc.	2,890	145,512
Helen of Troy Ltd. (a)	19,800	683,694
Kid Brands, Inc. (a)	10,100	52,116
M/I Homes, Inc. (a)	22,200	272,172
Meritage Homes Corp. (a)	14,600	329,376
Standard-Pacific Corp. (a)	37,400	125,290

Common Stocks	Shares	Value
Household Durables (concluded)
Universal Electronics, Inc. (a)	5,100	$128,826
		1,736,986
Household Products — 0.2%
Central Garden & Pet Co., Class A (a)	29,850	302,978
WD-40 Co.	6,200	242,048
		545,026
IT Services — 2.3%
CACI International, Inc., Class A (a)	22,800	1,438,224
CSG Systems International, Inc. (a)	36,500	674,520
Cardtronics, Inc. (a)	15,000	351,750
Ciber, Inc. (a)	32,400	179,820
Forrester Research, Inc.	6,800	224,128
Heartland Payment Systems, Inc.	20,400	420,240
Integral Systems, Inc. (a)	8,000	97,360
MAXIMUS, Inc.	8,100	670,113
NCI, Inc., Class A (a)	3,700	84,064
TeleTech Holdings, Inc. (a)	11,200	236,096
Wright Express Corp. (a)	27,000	1,405,890
		5,782,205
Industrial Conglomerates — 0.2%
Standex International Corp.	10,500	322,035
Tredegar Corp.	10,600	194,510
		516,545
Insurance — 2.8%
Amerisafe, Inc. (a)	8,500	192,270
Delphi Financial Group, Inc., Class A (b)	41,130	1,201,407
eHealth, Inc. (a)	13,200	176,352
Employers Holdings, Inc.	21,900	367,263
Horace Mann Educators Corp.	39,600	618,156
Infinity Property & Casualty Corp.	6,400	349,824
National Financial Partners Corp. (a)	40,600	468,524
Presidential Life Corp.	9,900	103,356
Primerica, Inc.	26,377	579,503
ProAssurance Corp. (a)	21,700	1,519,000
Safety Insurance Group, Inc.	16,573	696,729
Selective Insurance Group, Inc.	182	2,961
Stewart Information Services Corp.	8,500	85,255
Tower Group, Inc.	37,210	886,342
		7,246,942
Internet & Catalog Retail — 0.3%
HSN, Inc. (a)	16,700	549,764
NutriSystem, Inc.	10,700	150,442
PetMed Express, Inc.	10,500	124,425
		824,631
Internet Software & Services — 0.9%
ComScore, Inc. (a)	10,000	259,000
DealerTrack Holdings, Inc. (a)	3,200	73,440
Infospace, Inc. (a)	43,600	397,632
j2 Global Communications, Inc. (a)	5,700	160,911
Liquidity Services, Inc. (a)	7,000	165,270

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
LivePerson, Inc. (a)	21,000	$296,940
LogMeIn, Inc. (a)	7,250	279,633
Perficient, Inc. (a)	13,900	142,614
RightNow Technologies, Inc. (a)	10,100	327,240
United Online, Inc.	39,700	239,391
XO Group, Inc. (a)	10,400	103,480
		2,445,551
Leisure Equipment & Products — 0.6%
Arctic Cat, Inc. (a)	5,700	76,551
Brunswick Corp.	26,700	544,680
Callaway Golf Co.	24,120	150,026
Jakks Pacific, Inc.	12,800	235,648
Sturm Ruger & Co., Inc.	19,100	419,245
		1,426,150
Life Sciences Tools & Services — 0.3%
Affymetrix, Inc. (a)	37,000	293,410
eResearch Technology, Inc. (a)	19,800	126,126
Kendle International, Inc. (a)	12,000	180,960
Parexel International Corp. (a)	10,800	254,448
		854,944
Machinery — 4.0%
Actuant Corp., Class A	17,000	456,110
Albany International Corp., Class A	1,200	31,668
Astec Industries, Inc. (a)	2,100	77,658
Badger Meter, Inc.	2,600	96,174
Barnes Group, Inc.	18,200	451,542
Briggs & Stratton Corp.	20,600	409,116
Bucyrus International, Inc.	5,973	547,485
CIRCOR International, Inc.	9,100	389,753
Cascade Corp.	10,200	485,214
Clarcor, Inc.	21,900	1,035,432
ESCO Technologies, Inc.	11,200	412,160
EnPro Industries, Inc. (a)	8,300	398,981
Federal Signal Corp.	29,600	194,176
John Bean Technologies Corp.	13,102	253,131
Kaydon Corp.	4,058	151,445
Lindsay Manufacturing Co.	5,000	344,000
Lydall, Inc. (a)	7,900	94,484
Mueller Industries, Inc.	30,800	1,167,628
Robbins & Myers, Inc.	35,399	1,870,837
Toro Co.	7,900	477,950
Watts Water Technologies, Inc., Class A	24,700	874,627
		10,219,571
Media — 0.4%
Arbitron, Inc.	5,700	235,581
EW Scripps Co. (a)	14,260	137,894
Live Nation Entertainment, Inc. (a)	45,740	524,638
Warner Music Group Corp. (a)	25,157	206,791
		1,104,904
Metals & Mining — 0.8%
A.M. Castle & Co. (a)	7,800	129,558

Common Stocks	Shares	Value
Metals & Mining (concluded)
AMCOL International Corp.	10,000	$381,600
Century Aluminum Co. (a)	23,800	372,470
Kaiser Aluminum Corp.	5,600	305,872
Materion Corp. (a)	8,300	306,851
Metals USA Holdings Corp. (a)	25,000	372,500
RTI International Metals, Inc. (a)	3,100	118,947
		1,987,798
Multi-Utilities — 0.2%
Avista Corp.	19,600	503,524
NorthWestern Corp.	1,050	34,766
		538,290
Multiline Retail — 0.2%
Fred’s, Inc.	36,400	525,252
Tuesday Morning Corp. (a)	17,000	79,050
		604,302
Oil, Gas & Consumable Fuels — 2.5%
Contango Oil & Gas Co. (a)	6,120	357,653
EXCO Resources, Inc.	12,346	217,907
GeoResources, Inc. (a)	8,600	193,414
Gulfport Energy Corp. (a)	13,700	406,753
HollyFrontier Corp.	11,100	770,340
Penn Virginia Corp.	18,500	244,385
Petroleum Development Corp. (a)	18,500	553,335
Petroquest Energy, Inc. (a)	61,900	434,538
QEP Resources, Inc.	6,356	265,871
Stone Energy Corp. (a)	35,200	1,069,728
Swift Energy Co. (a)	18,250	680,178
World Fuel Services Corp.	32,000	1,149,760
		6,343,862
Paper & Forest Products — 0.9%
Buckeye Technologies, Inc.	30,900	833,682
Clearwater Paper Corp. (a)	9,400	641,832
Deltic Timber Corp.	300	16,107
Kapstone Paper and Packaging Corp. (a)	15,900	263,463
Pope & Talbot, Inc. (a)	100	—
Schweitzer-Mauduit International, Inc.	4,500	252,675
Wausau Paper Corp.	46,700	314,758
		2,322,517
Personal Products — 0.1%
Medifast, Inc. (a)	6,200	147,126
Pharmaceuticals — 1.2%
Cambrex Corp. (a)	5,800	26,796
Hi-Tech Pharmacal Co., Inc. (a)	4,500	130,185
Novartis AG	58	3,544
Par Pharmaceutical Cos., Inc. (a)	27,200	897,056
Prestige Brands Holdings, Inc. (a)	34,000	436,560
Questcor Pharmaceuticals, Inc. (a)	31,650	762,765
Salix Pharmaceuticals Ltd. (a)	20,400	812,532
		3,069,438

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	7

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Professional Services — 0.6%
CDI Corp.	6,000	$79,740
The Dolan Co. (a)	13,700	116,039
Heidrick & Struggles International, Inc.	6,400	144,896
Insperity, Inc.	22,800	675,108
Kelly Services, Inc., Class A (a)	13,160	217,140
On Assignment, Inc. (a)	9,000	88,470
SFN Group, Inc. (a)	24,500	222,705
School Specialty, Inc. (a)	500	7,195
TrueBlue, Inc. (a)	3,500	50,680
		1,601,973
Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust	15,336	311,781
BioMed Realty Trust, Inc.	80,560	1,549,974
Cedar Shopping Centers, Inc.	20,900	107,635
Colonial Properties Trust	13,700	279,480
DiamondRock Hospitality Co.	71,646	768,762
Eastgroup Properties, Inc.	11,100	471,861
Entertainment Properties Trust (b)	20,250	945,675
Extra Space Storage, Inc.	42,100	897,993
Franklin Street Properties Corp.	34,600	446,686
Getty Realty Corp.	11,320	285,604
Healthcare Realty Trust, Inc.	29,900	616,837
Home Properties, Inc.	9,200	560,096
Inland Real Estate Corp.	28,100	248,123
Kilroy Realty Corp.	39,350	1,553,931
Kite Realty Group Trust	19,900	99,102
LaSalle Hotel Properties	36,400	958,776
Lexington Corporate Properties Trust	51,029	465,895
Medical Properties Trust, Inc.	51,600	593,400
Mid-America Apartment Communities, Inc.	8,640	582,941
National Retail Properties, Inc.	56,200	1,377,462
PS Business Parks, Inc.	9,800	539,980
Parkway Properties, Inc.	9,000	153,540
Pennsylvania Real Estate Investment Trust	4,200	65,940
Post Properties, Inc.	35,500	1,446,980
Saul Centers, Inc.	4,100	161,417
Sovran Self Storage, Inc.	11,200	459,200
Tanger Factory Outlet Centers, Inc.	19,600	524,692
Urstadt Biddle Properties, Inc., Class A	7,582	137,310
		16,611,073
Real Estate Management & Development — 0.1%
Forestar Group, Inc. (a)	1,700	27,931
The Howard Hughes Corp. (a)	3,731	242,664
		270,595
Road & Rail — 0.3%
Heartland Express, Inc.	21,133	349,962
Knight Transportation, Inc.	6,700	113,833

Common Stocks	Shares	Value
Road & Rail (concluded)
Old Dominion Freight Line, Inc. (a)	5,200	$193,960
		657,755
Semiconductors & Semiconductor Equipment — 4.0%
ATMI, Inc. (a)	12,100	247,203
Advanced Energy Industries, Inc. (a)	12,900	190,791
Brooks Automation, Inc. (a)	25,914	281,426
Cabot Microelectronics Corp. (a)	200	9,294
Ceva, Inc. (a)	9,800	298,508
Cirrus Logic, Inc. (a)	33,700	535,830
Cohu, Inc.	11,100	145,521
Cymer, Inc. (a)	12,600	623,826
DSP Group, Inc. (a)	43,700	380,190
Diodes, Inc. (a)	3,950	103,095
Exar Corp. (a)	13,700	86,721
FEI Co. (a)	2,800	106,932
Hittite Microwave Corp. (a)	9,930	614,766
Kopin Corp. (a)	21,300	100,323
MKS Instruments, Inc.	38,600	1,019,812
Micrel, Inc.	23,000	243,340
Microsemi Corp. (a)	36,400	746,200
National Semiconductor Corp.	6,996	172,172
Power Integrations, Inc.	13,300	511,119
Rudolph Technologies, Inc. (a)	10,800	115,668
Sigma Designs, Inc. (a)	10,000	76,400
Standard Microsystems Corp. (a)	22,800	615,372
Supertex, Inc. (a)	6,000	134,400
Tessera Technologies, Inc. (a)	23,400	401,076
TriQuint Semiconductor, Inc.(a)	102,785	1,047,379
Varian Semiconductor Equipment Associates, Inc. (a)	5,374	330,179
Veeco Instruments, Inc. (a)	18,500	895,585
Verigy Ltd. (a)	15,000	224,550
		10,257,678
Software — 3.4%
Blackbaud, Inc.	18,100	501,732
Bottomline Technologies, Inc. (a)	14,750	364,472
CommVault Systems, Inc. (a)	32,100	1,426,845
EPIQ Systems, Inc.	15,150	215,433
Ebix, Inc. (a)	2,700	51,435
Interactive Intelligence, Inc. (a)	6,000	210,300
JDA Software Group, Inc. (a)	22,090	682,360
Lawson Software, Inc. (a)	47,044	527,834
Manhattan Associates, Inc. (a)	9,000	309,960
MicroStrategy, Inc., Class A (a)	4,200	683,256
NetScout Systems, Inc. (a)	16,300	340,507
Progress Software Corp. (a)	15,000	361,950
Radiant Systems, Inc. (a)	13,300	277,970
Rovi Corp. (a)	1,803	103,420
Smith Micro Software, Inc. (a)	13,300	55,993
Sourcefire, Inc.(a)	1,730	51,416
Synchronoss Technologies, Inc. (a)	11,200	355,376
Take-Two Interactive Software, Inc. (a)	37,501	573,015
Taleo Corp., Class A (a)	6,500	240,695
Tyler Technologies, Inc. (a)	12,900	345,462

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (concluded)
Websense, Inc. (a)	36,300	$942,711
		8,622,142
Specialty Retail — 4.2%
Big 5 Sporting Goods Corp.	10,100	79,386
Blue Nile, Inc. (a)	5,900	259,482
Brown Shoe Co., Inc.	17,700	188,505
The Buckle, Inc.	12,050	514,535
Cabela’s, Inc., Class A (a)	33,600	912,240
The Cato Corp., Class A	28,450	819,360
The Children’s Place Retail Stores, Inc. (a)	4,700	209,103
Christopher & Banks Corp.	16,650	95,738
Coldwater Creek, Inc. (a)	29,800	41,720
The Finish Line, Inc., Class A	42,000	898,800
Genesco, Inc. (a)	20,000	1,042,000
Group 1 Automotive, Inc.	3,600	148,248
Hibbett Sports, Inc. (a)	11,800	480,378
Hot Topic, Inc.	20,600	153,264
J. Crew Group, Inc. Escrow (a)	12,930	—
Jos. A. Bank Clothiers, Inc. (a)	11,587	579,466
Kirkland’s, Inc. (a)	29,725	357,294
Lithia Motors, Inc., Class A	10,100	198,263
Lumber Liquidators Holdings, Inc. (a)	10,800	274,320
Men’s Wearhouse, Inc.	8,500	286,450
Midas, Inc. (a)	6,500	41,080
Monro Muffler, Inc.	12,510	466,498
OfficeMax, Inc. (a)	37,400	293,590
The Pep Boys - Manny, Moe & Jack	24,300	265,599
Rue21, Inc. (a)	7,050	229,125
Select Comfort Corp. (a)	26,200	471,076
Sonic Automotive, Inc.	17,800	260,770
Stage Stores, Inc.	14,225	238,980
Stamps.com, Inc.	1,700	22,678
Stein Mart, Inc.	12,500	120,500
Vitamin Shoppe, Inc. (a)	12,000	549,120
Zale Corp. (a)	3,100	17,360
Zumiez, Inc. (a)	8,300	207,251
		10,722,179
Textiles, Apparel & Luxury Goods — 2.3%
Carter’s, Inc. (a)	13,000	399,880
Crocs, Inc. (a)	56,000	1,442,000
Iconix Brand Group, Inc. (a)	14,800	358,160
Liz Claiborne, Inc. (a)	6,600	35,310
Maidenform Brands, Inc. (a)	10,800	298,728
Movado Group, Inc.	25,500	436,305
Oxford Industries, Inc.	5,000	168,800
Perry Ellis International, Inc. (a)	4,700	118,675
Quiksilver, Inc. (a)	59,900	281,530
Steven Madden Ltd. (a)	27,375	1,026,836

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
True Religion Apparel, Inc. (a)	10,110	$293,999
Wolverine World Wide, Inc.	24,450	1,020,788
		5,881,011
Thrifts & Mortgage Finance — 0.6%
Abington Bancorp, Inc.	44,500	464,135
Brookline Bancorp, Inc.	27,400	253,998
Dime Community Bancshares, Inc.	2,000	29,080
Provident Financial Services, Inc.	24,800	355,136
TrustCo Bank Corp. NY	77,200	378,280
		1,480,629
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	31,525	1,122,605
Kaman Corp., Class A	10,300	365,341
Lawson Products, Inc.	1,000	19,670
		1,507,616
Water Utilities — 0.0%
American States Water Co.	2,100	72,786
Wireless Telecommunication Services — 0.3%
NTELOS Holdings Corp.	14,000	285,880
USA Mobility, Inc.	35,900	547,834
		833,714
Total Common Stocks – 88.3%		226,300,048

Investment Companies
Capital Markets — 0.1%
Prospect Capital Corp.	39,500	399,345
Exchange-Traded Fund — 1.9%
iShares S&P SmallCap 600 Index Fund (c)	65,510	4,803,193
Total Investment Companies – 2.0%		5,202,538
Total Long-Term Investments (Cost – $172,180,198) – 90.3%		231,502,586

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	9

Schedule of Investments (continued)	Master Enhanced Small Cap Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (c)(d)	24,197,314	$24,197,314
Total Short-Term Securities (Cost – $24,197,314) – 9.5%		24,197,314

Total Investments (Cost – $196,377,512*) – 99.8%		255,699,900
Other Assets Less Liabilities – 0.2%		589,805
Net Assets – 100.0%		$256,289,705

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$199,985,111
Gross unrealized appreciation	$62,598,341
Gross unrealized depreciation	(6,883,552)
Net unrealized appreciation	$55,714,789

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010,	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	14,392,007	9,805,307	[1]	—	24,197,314	$24,197,314	—	$15,314
iShares S&P SmallCap 600 Index Fund	93,116	159,624		187,230	65,510	$4,803,193	$40,208	$16,782

[1]	Net shares purchased.

(d)	Represents the current yield as of report date.

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (concluded)	Master Enhanced Small Cap Series

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
325	Russell 2000 EMINI	ICE Futures US Indices	September 2011	$25,286,088	$1,539,412

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$231,502,586	—	—	$231,502,586
Short-Term
Investments	24,197,314	—	—	24,197,314
Total	$255,699,900	—	—	$255,699,900

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments2

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$1,539,412	—	—	$1,539,412

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	11

Statement of Assets and Liabilities	Master Enhanced Small Cap Series

June 30, 2011 (Unaudited)
Assets
Investments at value - unaffiliated (cost — $168,041,168)	$226,699,393
Investments at value - affiliated (cost — $28,336,344)	29,000,507
Investments sold receivable	976,940
Dividends receivable	211,456
Margin variation receivable	211,250
Contributions receivable from investors	166,863
Prepaid expenses	4,296
Total assets	257,270,705

Liabilities
Investments purchased payable	971,753
Other affiliates payable	1,238
Investment advisory fees payable	442
Directors’ fees payable	204
Other accrued expenses payable	7,363
Total liabilities	981,000
Net Assets	$256,289,705

Net Assets Consist of
Investors’ capital	$195,427,905
Net unrealized appreciation/depreciation	60,861,800
Net Assets	$256,289,705

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Statement of Operations	Master Enhanced Small Cap Series

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Dividends — unaffiliated	$1,065,386
Foreign taxes withheld	(9,393)
Dividends — affiliated	32,096
Total income	1,088,089

Expenses
Investment advisory	12,332
Professional	27,110
Accounting services	21,619
Custodian	8,313
Directors	4,359
Printing	2,683
Miscellaneous	3,963
Total expenses	80,379
Less fees waived by advisor	(7,570)
Total expenses after fees waived	72,809
Net investment income	1,015,280

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	8,931,187
Investments — affiliated	40,208
Financial futures contracts	(491,663)
8,479,732
Net change in unrealized appreciation/depreciation on:
Investments	7,829,506
Financial futures contracts	1,197,985
9,027,491
Total realized and unrealized gain	17,507,223
Net Increase in Net Assets Resulting from Operations	$18,522,503

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	13

Statements of Changes in Net Assets	Master Enhanced Small Cap Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$1,015,280	$2,253,423
Net realized gain	8,479,732	21,895,210
Net change in unrealized appreciation/depreciation	9,027,491	25,461,008
Net increase in net assets resulting from operations	18,522,503	49,609,641

Capital Transactions
Proceeds from contributions	29,787,115	38,913,160
Value of withdrawals	(28,267,971)	(46,207,248)
Net increase (decrease) in net assets derived from capital transactions	1,519,144	(7,294,088)

Net Assets
Total increase in net assets	20,041,647	42,315,553
Beginning of period	236,248,058	193,932,505
End of period	$256,289,705	$236,248,058

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Financial Highlights	Master Enhanced Small Cap Series

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	7.85%[1]	26.25%	24.68%	(32.88)%	(1.12)%	15.23%

Ratios to Average Net Assets
Total expenses	0.07%[2]	0.07%	0.08%	0.09%	0.07%	0.06%
Total expenses after fees waived and paid indirectly	0.06%[2]	0.07%	0.08%	0.09%	0.07%	0.06%
Net investment income	0.82%[2]	1.10%	0.83%	1.34%	1.28%	0.99%

Supplemental Data
Net assets, end of period (000)	$256,290	$236,248	$193,933	$156,126	$248,102	$253,963
Portfolio turnover	18%	63%	88%	183%	158%	160%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	15

Notes to Financial Statements (Unaudited)	Master Enhanced Small Cap Series

1. Organization and Significant Accounting Policies:

Master Enhanced Small Cap Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances,

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Enhanced Small Cap Series

which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Value of Derivative Financial Instruments as of June 30, 2011
Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/depreciation*	$1,539,412

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2011
Net Realized Loss from
Financial Futures Contracts
Equity contracts	$(491,663)
Net Change in Unrealized Appreciation/Depreciation on
Financial Futures Contracts
Equity contracts	$1,197,985

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	301
Average notional value of contracts purchased	$23,760,422

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series paid to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2011, the Series reimbursed the Manager $1,320 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2011, were $41,169,861 and $48,463,330, respectively.

5. Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series pays a commitment fee of 0.08% per annum based on the

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	17

Notes to Financial Statements (concluded)	Master Enhanced Small Cap Series

Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Master Enhanced Small Cap Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Enhanced Small Cap Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

          The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

          At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	19

Master Enhanced Small Cap Series

Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Portfolio; and (f) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to the Portfolio’s applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Portfolio management to discuss the performance of the Portfolio throughout the year.

          The Board noted that the Portfolio’s gross performance was below its benchmark index in the three- and five-year periods reported, but that the Portfolio’s gross performance exceeded its benchmark index for the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during the three- and five-year periods compared with its benchmark index. The Board was informed that, among other things, stock selection has detracted from performance.

          The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

          The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Master Enhanced Small Cap Series

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared the Portfolio’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

D. Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

E. Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	21

Master Enhanced Small Cap Series

Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Richard S. Davis, Director
Henry Gabbay, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and Trust Company
Boston, MA 02116

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	23

Master Extended Market Index Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2011

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

During the six months ended June 30, 2011, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 7.18%, while the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM (the “Benchmark Index”) returned 7.16% for the same period.

•	The return for the Series differs from the Benchmark Index based on Series expenses.

Describe the market environment.

•

US equity markets began the year on an upswing. Confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets. US stocks moved higher during the first four months of 2011 despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of US and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

•

All of the sectors in the Benchmark Index posted positive returns for the period. Stocks exhibiting more defensive characteristics outperformed the more cyclical sectors. Consumer staples (+21.96%) came out far ahead of all other sectors. Health care (+13.71%), energy (+10.69%) and utilities (+10.31%) also posted double-digit gains. Financial services stocks (+2.10%) contributed the least over the period.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of its benchmark index.

•	The Series engaged in futures contracts for purposes of gaining equity exposure on the Series’ cash balance, which did not have a material impact on performance.

Describe portfolio positioning at period end.

The Series remains positioned to match the risk characteristics of its Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	1

Portfolio Information as of June 30, 2011	Master Extended Market Index Series

Sector Allocations	Percent of Long-Term Investments
Financials	20%
Industrials	17
Consumer Services	13
Technology	12
Health Care	11
Consumer Goods	9
Oil & Gas	7
Basic Materials	6
Utilities	3
Telecommunications	2

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
AAR Corp.	6,395	$173,241
Aerosonic Corp. (a)	200	690
AeroVironment, Inc. (a)	3,121	110,327
Alliant Techsystems, Inc.	4,963	354,011
American Defense Systems, Inc. (a)	13,400	1,069
Applied Energetics, Inc. (a)	13,532	4,503
Arotech Corp. (a)	4,742	10,338
Astronics Corp. (a)	1,949	60,029
Astrotech Corp. (a)	6,283	6,534
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	15,486	631,984
Ceradyne, Inc. (a)	4,153	161,925
Cubic Corp.	2,676	136,449
Curtiss-Wright Corp.	7,011	226,946
Ducommun, Inc.	1,600	32,912
Esterline Technologies Corp. (a)	4,870	372,068
Force Protection, Inc. (a)	12,326	61,199
GenCorp, Inc. (a)	9,911	63,629
Heico Corp., Class A	5,858	232,914
Hexcel Corp. (a)	15,469	338,616
Huntington Ingalls Industries Inc. (a)	7,264	250,608
Innovative Solutions & Support, Inc. (a)	3,826	20,928
Kratos Defense & Security Solutions, Inc. (a)	4,378	53,237
LMI Aerospace, Inc. (a)	1,853	45,269
Mantech International Corp., Class A	3,507	155,781
Moog, Inc., Class A (a)	6,604	287,406
Orbital Sciences Corp. (a)	9,520	160,412
RBC Bearings, Inc. (a)	3,573	134,917
Smith & Wesson Holding Corp. (a)	11,500	34,500
Spirit Aerosystems Holdings, Inc., Class A (a)	18,754	412,588
Sturm Ruger & Co., Inc.	3,319	72,852
Taser International, Inc. (a)	10,930	49,732
Teledyne Technologies, Inc. (a)	5,887	296,469
TransDigm Group, Inc. (a)	7,311	666,690
Triumph Group, Inc.	3,068	305,511
VSE Corp.	725	18,053
		5,944,337
Alternative Energy — 0.2%
Ascent Solar Technologies, Inc. (a)	7,412	7,041
BioFuel Energy Corp. (a)	4,600	1,894
DayStar Technologies, Inc. (a)	2,334	1,167
Ener1, Inc. (a)	19,611	21,572

Common Stocks	Shares	Value
Alternative Energy (concluded)
Energy Conversion Devices, Inc. (a)(b)	10,800	$12,744
Evergreen Solar Inc. (a)(b)	6,689	3,812
FuelCell Energy, Inc. (a)(b)	19,587	25,659
GT Solar International, Inc. (a)	20,266	328,309
Green Plains Renewable Energy (a)	3,573	38,553
GreenHunter Energy, Inc. (a)	4,134	3,597
Hoku Corp. (a)(b)	4,922	8,023
Ocean Power Technologies, Inc. (a)	3,693	13,295
Pacific Ethanol, Inc. (a)(b)	4,743	5,122
Plug Power, Inc. (a)	3,343	7,421
STR Holdings, Inc. (a)	6,749	100,695
SunPower Corp., Class A (a)(b)	12,448	240,620
SunPower Corp., Class B (a)	3,173	52,767
Verenium Corp. (a)(b)	5,936	10,626
Westinghouse Solar, Inc. (a)(b)	4,371	6,382
		889,299
Automobiles & Parts — 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	10,645	121,140
Amerigon, Inc. (a)(b)	4,129	71,762
BorgWarner, Inc. (a)	17,624	1,423,843
Cooper Tire & Rubber Co.	10,081	199,503
Dana Holding Corp. (a)	23,772	435,028
Dorman Products, Inc. (a)	2,331	92,261
Exide Technologies (a)	12,409	94,805
Federal-Mogul Corp., Class A (a)	4,156	94,881
Fuel Systems Solutions, Inc. (a)	2,736	68,263
General Motors Co. (a)	92,291	2,801,955
Gentex Corp.	23,109	698,585
LKQ Corp. (a)	23,899	623,525
Lear Corp.	16,879	902,689
LoJack Corp. (a)	4,784	20,858
Modine Manufacturing Co. (a)	7,889	121,254
Quantum Fuel Systems Technologies Worldwide Inc. (a)	2,934	10,181
Shiloh Industries, Inc.	1,822	19,641
Standard Motor Products, Inc.	3,825	58,255
Stoneridge, Inc. (a)	4,769	70,295
Strattec Security Corp.	646	13,553
Superior Industries International, Inc.	4,109	90,850
TRW Automotive Holdings Corp. (a)	16,697	985,624
Tenneco, Inc. (a)	9,898	436,205
Titan International, Inc.	6,975	169,214
U.S. Auto Parts Network, Inc. (a)	4,387	33,604
Visteon Corp. (a)	7,549	516,427

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Automobiles & Parts (concluded)
WABCO Holdings, Inc. (a)	10,991	$759,038
		10,933,239
Banks — 4.5%
1st Source Corp.	2,367	49,092
1st United BanCorp., Inc. (a)	6,494	40,393
Abington Bancorp, Inc.	3,855	40,208
Alliance Financial Corp.	1,139	34,774
Ameriana Bancorp	200	1,000
American National Bankshares, Inc.	1,469	27,015
Ameris Bancorp (a)	4,507	39,977
Ames National Corp.	1,637	29,728
Anchor Bancorp Wisconsin, Inc. (a)(b)	3,004	2,133
Arrow Financial Corp.	2,256	55,204
Associated Banc-Corp.	27,472	381,861
Astoria Financial Corp.	13,563	173,471
Atlantic Coast Financial Corp. (a)	451	3,076
BCB Bancorp, Inc.	2,636	29,971
BCSB Bancorp, Inc. (a)	631	8,683
BOK Financial Corp.	4,163	228,008
Bancfirst Corp.	1,203	46,436
Bancorp of New Jersey, Inc.	1,300	11,869
Bancorp Rhode Island, Inc.	826	37,434
The Bancorp, Inc. (a)	6,330	66,148
BancorpSouth, Inc.	12,249	152,010
BancTrust Financial Group, Inc. (a)	6,004	15,430
Bank Mutual Corp.	7,997	29,349
Bank of Granite Corp. (a)	2,778	2,639
Bank of Hawaii Corp.	7,740	360,065
Bank of Marin Bancorp	1,252	44,283
Bank of the Ozarks, Inc.	2,334	121,508
BankAtlantic Bancorp, Inc. (a)	7,368	7,000
BankFinancial Corp.	4,044	34,253
BankUnited Inc.	4,569	121,261
Banner Corp.	2,844	49,770
Bar Harbor Bankshares	1,253	35,397
Beneficial Mutual Bancorp, Inc. (a)	7,156	58,787
Berkshire Bancorp, Inc.	733	4,977
Berkshire Hills Bancorp, Inc.	3,020	67,618
BofI Holding, Inc. (a)	2,083	30,016
Boston Private Financial Holdings, Inc.	12,347	81,243
Bridge Bancorp, Inc.	1,839	39,134
Brookline Bancorp, Inc.	5,799	53,757
Bryn Mawr Bank Corp.	2,035	41,209
CFS Bancorp, Inc.	2,109	11,325
CVB Financial Corp.	15,275	141,294
California First National Bancorp	600	9,192
Camco Financial Corp. (a)	894	1,609
Camden National Corp.	1,379	45,245
Cape Bancorp, Inc. (a)	3,495	34,950
Capital Bank Corp. (a)	3,637	12,693
Capital City Bank Group, Inc.	2,411	24,737
CapitalSource, Inc.	47,528	306,556
Capitol Federal Financial Inc.	27,284	320,860
Cardinal Financial Corp.	5,311	58,155

Common Stocks	Shares	Value
Banks (continued)
Cascade Bancorp (a)(b)	3,404	$34,380
Cascade Financial Corp.	2,391	1,073
Cathay General Bancorp	12,778	209,431
Center Bancorp, Inc.	3,169	33,084
Center Financial Corp. (a)	7,303	46,374
Centerstate Banks, Inc.	4,930	34,116
Central Pacific Financial Corp. (a)	565	7,910
Century Bancorp, Inc., Class A	900	23,814
Chemical Financial Corp.	4,028	75,565
Chicopee Bancorp, Inc. (a)	2,369	33,877
Citizens & Northern Corp.	2,208	33,275
Citizens Banking Corp. (a)	69,785	48,159
Citizens South Banking Corp.	3,414	13,997
City Holding Co.	2,725	90,007
City National Corp.	7,796	422,933
Clifton Savings Bancorp, Inc.	2,937	32,424
CoBiz Financial, Inc.	6,530	42,706
Colony Bankcorp, Inc. (a)	750	2,152
Columbia Banking System, Inc.	6,538	112,584
Commerce Bancshares, Inc.	12,371	531,953
Community Bank System, Inc.	6,100	151,219
Community Trust Bancorp, Inc.	2,351	65,170
Cullen/Frost Bankers, Inc.	9,262	526,545
Danvers Bancorp, Inc. (b)	3,844	83,684
Dime Community Bancshares, Inc.	5,556	80,784
Doral Financial Corp. (a)	20,384	39,953
ESB Financial Corp.	2,553	32,985
ESSA Bancorp, Inc.	2,897	35,981
Eagle Bancorp, Inc. (a)	3,781	50,287
East-West Bancorp, Inc.	23,955	484,131
Eastern Virginia Bankshares, Inc.	2,156	7,223
Encore Bancshares, Inc. (a)	2,643	31,769
Enterprise Financial Services Corp.	3,362	45,488
F.N.B. Corp.	18,352	189,943
FNB United Corp. (a)	2,022	869
Farmers Capital Bank Corp. (a)	1,981	10,400
Financial Institutions, Inc.	2,463	40,442
First Bancorp, Inc.	2,286	33,970
First Bancorp, North Carolina	2,932	30,024
First Bancorp, Pureto Rico (a)(b)	3,527	15,201
First Busey Corp.	14,001	74,065
First Citizens Banc Corp. (a)	1,258	4,768
First Citizens BancShares, Inc., Class A	818	153,146
First Commonwealth Financial Corp.	15,202	87,259
First Community Bancshares, Inc.	2,710	37,940
First Defiance Financial Corp. (a)	2,100	30,849
First Federal Bancshares of Arkansas, Inc. (a)	1,387	8,988
First Financial Bancorp	9,342	155,918
First Financial Bankshares, Inc.	7,692	264,989
First Financial Corp.	1,968	64,432
First Financial Holdings, Inc.	2,852	25,582
First Financial Northwest, Inc. (a)	3,633	18,419
First Financial Service Corp. (a)	358	1,203
First M&F Corp.	1,106	4,103
First Merchants Corp.	4,483	40,078

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
First Midwest Bancorp, Inc.	12,099	$148,697
First Niagara Financial Group, Inc.	49,344	651,341
The First of Long Island Corp.	1,694	47,246
First Place Financial Corp. (a)	4,526	5,205
First Republic Bank/San Francisco (a)	12,788	412,797
First Security Group, Inc. (a)	1,076	699
First South Bancorp, Inc.	1,978	8,446
First United Corp.	1,435	7,132
FirstMerit Corp.	16,809	277,517
Flagstar BanCorp., Inc. (a)	33,167	39,469
Flushing Financial Corp.	5,275	68,575
Fox Chase BanCorp., Inc.	3,616	48,997
Fulton Financial Corp.	30,897	330,907
German American Bancorp, Inc.	2,973	49,292
Glacier Bancorp, Inc.	11,598	156,341
Great Southern Bancorp, Inc.	1,675	31,741
Greene County Bancshares, Inc. (a)	3,466	9,081
Guaranty Bancorp (a)	14,486	19,411
HMN Financial, Inc. (a)	1,094	2,680
Hampton Roads Bankshares, Inc. (a)	4,297	42,540
Hancock Holding Co.	7,889	244,401
Hanmi Financial Corp. (a)	28,140	30,110
Hawthorn Bancshares, Inc.	744	5,696
Heartland Financial USA, Inc.	2,536	36,899
Heritage Commerce Corp. (a)	5,943	30,369
Heritage Financial Corp.	3,139	40,587
Home Bancorp, Inc. (a)	2,533	37,463
Home Bancshares, Inc.	4,252	100,517
Home Federal Bancorp, Inc.	3,239	35,597
Hudson Valley Holding Corp.	2,552	49,279
IBERIABANK Corp.	4,307	248,255
Independent Bank Corp./MA	3,658	96,022
Independent Bank Corp./MI (a)	3,528	7,162
Indiana Community Bancorp	1,336	23,206
International Bancshares Corp.	8,930	149,399
Intervest Bancshares Corp. (a)	4,058	12,417
Investors Bancorp, Inc. (a)	7,975	113,245
Jefferson Bancshares, Inc. (a)	2,346	7,601
Kearny Financial Corp.	3,804	34,654
Lakeland Bancorp, Inc.	4,853	48,433
Lakeland Financial Corp.	2,787	62,039
Legacy Bancorp, Inc./MA	1,946	26,972
Louisiana Bancorp, Inc. (a)	1,743	27,487
MB Financial, Inc.	8,489	163,328
Macatawa Bank Corp. (a)(b)	5,523	15,271
MainSource Financial Group, Inc.	3,471	28,809
Mercantile Bank Corp. (a)	2,218	18,409
Merchants Bancshares, Inc.	1,496	36,607
Metro Bancorp, Inc. (a)	2,754	31,451
Mid Penn Bancorp, Inc.	521	4,267
MidwestOne Financial Group, Inc.	2,075	29,984
MutualFirst Financial, Inc.	1,617	14,747
NASB Financial, Inc. (a)(b)	717	7,478
NBT Bancorp, Inc.	5,602	123,972
Nara Bancorp, Inc. (a)	6,430	52,276
National Bankshares, Inc.	1,539	38,537

Common Stocks	Shares	Value
Banks (continued)
National Penn Bancshares, Inc.	20,787	$164,841
New York Community Bancorp, Inc.	69,264	1,038,267
Newbridge Bancorp (a)	4,304	19,712
North Valley Bancorp (a)	657	6,780
Northern States Financial Corp. (a)	300	315
Northfield Bancorp, Inc.	3,860	54,272
Northwest Bancshares, Inc.	7,630	95,985
Norwood Financial Corp.	346	9,027
OceanFirst Financial Corp.	3,005	38,915
Ohio Valley Banc Corp.	1,071	18,700
Old National Bancorp	14,999	161,989
Old Second Bancorp, Inc. (a)(b)	7,288	6,559
Oriental Financial Group	7,436	95,850
Oritani Financial Corp.	3,685	47,131
Orrstown Financial Service, Inc.	1,619	42,596
PVF Capital Corp. (a)	7,144	13,002
Pacific Capital Bancorp NA (a)	915	29,088
Pacific Continental Corp.	4,058	37,131
PacWest Bancorp	5,291	108,836
Park National Corp.	2,183	143,772
Parkvale Financial Corp.	1,464	31,476
Peapack-Gladstone Financial Corp.	2,277	26,823
Penns Woods Bancorp, Inc.	1,257	43,191
Peoples Bancorp, Inc.	1,744	19,655
Peoples Bancorp of North Carolina, Inc.	885	5,655
Peoples Financial Corp.	1,245	17,119
Pinnacle Financial Partners, Inc. (a)	5,842	90,902
Popular, Inc. (a)	162,095	447,382
Porter Bancorp, Inc.	1,044	5,199
Preferred Bank (a)	2,844	20,477
Premierwest Bancop (a)	5,254	7,618
PrivateBancorp, Inc.	10,220	141,036
Prosperity Bancshares, Inc.	7,465	327,116
Provident Financial Holdings, Inc.	2,671	21,181
Provident Financial Services, Inc.	9,060	129,739
Provident New York Bancorp	6,541	54,683
Prudential Bancorp, Inc. of Pennsylvania	1,400	7,980
Pulaski Financial Corp.	2,833	20,341
Renasant Corp.	4,249	61,568
Republic Bancorp, Inc., Class A	1,698	33,790
Republic First Bancorp, Inc. (a)	7,427	16,414
Riverview Bancorp, Inc. (a)	7,170	21,653
Rockville Financial Inc.	3,223	31,908
Rodman & Renshaw Capital Group, Inc. (a)	7,747	9,684
Roma Financial Corp.	2,478	26,019
Royal Bancshares of Pennsylvania, Class A (a)	1,265	1,961
S&T Bancorp, Inc.	4,555	84,677
SCBT Financial Corp.	2,395	68,689
SVB Financial Group (a)	6,942	414,507
SY Bancorp, Inc.	2,535	58,939
Sandy Spring Bancorp, Inc.	4,309	77,519
Savannah Bancorp, Inc. (a)	1,995	14,783

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
Seacoast Banking Corp. of Florida (a)(b)	17,291	$25,936
Shore Bancshares, Inc.	1,795	12,475
Sierra Bancorp	2,730	30,904
Signature Bank (a)	6,693	382,840
Simmons First National Corp., Class A	2,672	68,564
Southside Bancshares, Inc.	3,130	62,128
Southwest Bancorp, Inc. (a)	3,543	34,686
State Bancorp, Inc.	2,908	38,793
StellarOne Corp.	3,948	47,810
Sterling Bancorp	5,799	55,033
Sterling Bancshares, Inc.	16,927	138,124
Sterling Financial Corp. (a)	4,583	73,649
Suffolk Bancorp	1,613	22,517
Summit Financial Group, Inc. (a)	785	2,394
Sun Bancorp, Inc. (a)	14,424	52,648
Susquehanna Bancshares, Inc.	20,701	165,608
Synovus Financial Corp.	99,700	207,376
TCF Financial Corp.	23,951	330,524
TF Financial Corp.	824	17,469
TFS Financial Corp. (a)	15,437	149,430
Teche Holding Co.	636	22,146
Texas Capital Bancshares, Inc. (a)	6,328	163,452
Tompkins Trustco, Inc.	1,763	69,180
Tower Bancorp, Inc.	2,359	64,637
Towne Bank (b)	4,830	64,625
Trico Bancshares	2,651	38,705
TrustCo Bank Corp. NY	13,220	64,778
Trustmark Corp.	8,839	206,921
UMB Financial Corp.	5,479	229,461
Umpqua Holdings Corp.	18,131	209,776
Union First Market Bankshares Corp.	3,754	45,724
United Bancorp, Inc.	1,092	9,642
United Bankshares, Inc. (b)	6,861	167,957
United Community Banks, Inc. (a)	3,076	32,483
United Community Financial Corp. (a)	3,252	4,130
United Financial Bancorp, Inc.	3,218	49,654
United Security Bancshares (b)	3,329	10,353
Univest Corp. of Pennsylvania	3,081	48,156
Valley National Bancorp	27,603	375,677
ViewPoint Financial Group	2,940	40,572
Virginia Commerce Bancorp (a)	5,760	34,042
WSFS Financial Corp.	1,471	58,325
WVS Financial Corp.	200	1,800
Washington Banking Co.	3,076	40,665
Washington Federal, Inc.	17,272	283,779
Washington Trust Bancorp, Inc.	2,661	61,123
Waterstone Financial, Inc. (a)	2,926	6,583
Wayne Savings Bancshares, Inc.	151	1,265
Webster Financial Corp.	11,792	247,868
WesBanco, Inc.	3,933	77,323
West Bancorp., Inc.	3,199	28,183
West Coast Bancorp (a)	2,828	47,397
Westamerica Bancorp.	4,582	225,663
Western Alliance Bancorp (a)	13,989	99,322

Common Stocks	Shares	Value
Banks (concluded)
Westfield Financial, Inc.	5,529	$44,895
Wilshire Bancorp, Inc. (a)	10,809	31,778
Wintrust Financial Corp.	5,544	178,406
Yardkin Valley Financial Corp. (a)	4,319	9,027
		22,558,317
Beverages — 0.3%
Boston Beer Co., Inc., Class A (a)	1,525	136,640
Central European Distribution Corp. (a)	9,928	111,194
Coca-Cola Bottling Co.
Consolidated	767	51,895
Hansen Natural Corp. (a)	11,417	924,206
Jamba, Inc. (a)	13,104	28,043
Jones Soda Co. (a)	14,909	16,549
National Beverage Corp.	2,160	31,644
Reddy Ice Holdings, Inc. (a)	6,268	17,613
Willamette Valley Vineyards, Inc. (a)	971	3,000
		1,320,784
Chemicals — 3.4%
Aceto Corp.	4,672	31,349
Albemarle Corp.	14,595	1,009,974
American Vanguard Corp.	4,319	56,017
Arch Chemicals, Inc.	3,887	133,868
Ashland, Inc.	11,425	738,284
Balchem Corp.	4,923	215,529
Cabot Corp.	9,598	382,672
Calgon Carbon Corp. (a)	9,259	157,403
Cambrex Corp. (a)	4,959	22,911
Celanese Corp., Series A	25,091	1,337,601
Chemtura Corp. (a)	15,483	281,791
Codexis, Inc. (a)	3,097	29,824
Cytec Industries, Inc.	7,751	443,280
Ferro Corp. (a)	13,836	185,956
Georgia Gulf Corp. (a)	5,420	130,839
H.B. Fuller Co.	7,616	185,983
Hawkins, Inc.	1,517	54,946
Huntsman Corp.	30,734	579,336
Innophos Holdings, Inc.	3,407	166,262
KMG Chemicals, Inc.	1,621	27,298
Koppers Holdings, Inc.	3,324	126,079
Kraton Performance Polymers, Inc. (a)	5,278	206,739
Kronos Worldwide, Inc.	3,394	106,741
LSB Industries, Inc. (a)	3,085	132,408
Lubrizol Corp.	10,467	1,405,404
LyondellBasell Industries NV, Class A	54,259	2,090,057
Metabolix, Inc. (a)	5,675	40,520
Minerals Technologies, Inc.	2,939	194,826
The Mosaic Co.	23,773	1,610,145
NL Industries, Inc.	1,403	25,759
Nanophase Technologies Corp. (a)	7,817	9,380
NewMarket Corp.	1,551	264,771
OM Group, Inc. (a)	4,937	200,640
Olin Corp.	11,304	256,149
Omnova Solutions, Inc. (a)	7,724	53,759

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Penford Corp. (a)	2,220	$11,766
PolyOne Corp.	15,184	234,897
Polypore International, Inc. (a)	6,460	438,246
Quaker Chemical Corp.	2,142	92,127
RPM International, Inc.	20,481	471,473
Rentech, Inc. (a)	42,052	44,575
Rockwood Holdings, Inc. (a)	10,945	605,149
Schulman A, Inc.	4,797	120,836
Senomyx, Inc. (a)	7,495	38,524
Sensient Technologies Corp.	7,920	293,594
Solutia, Inc. (a)	19,578	447,357
Spartech Corp. (a)	4,825	29,384
Stepan Co.	1,229	87,136
TOR Minerals International, Inc. (a)	625	11,069
Tredegar Corp.	3,506	64,335
Valhi, Inc.	974	48,379
W.R. Grace & Co. (a)	9,700	442,611
Westlake Chemical Corp.	3,129	162,395
Zagg, Inc. (a)(b)	3,576	47,918
Zep, Inc.	3,608	68,191
Zoltek Cos., Inc. (a)	4,852	51,092
		16,705,554
Construction & Materials — 1.9%
A.O. Smith Corp.	5,344	226,051
Aaon, Inc.	3,419	74,660
Acuity Brands, Inc.	6,888	384,213
Aecom Technology Corp. (a)	16,735	457,535
American Biltrite, Inc. (a)	546	5,285
American DG Energy, Inc. (a)	8,661	14,377
American Woodmark Corp.	1,648	28,543
Ameron International Corp.	1,386	91,033
Apogee Enterprises, Inc.	4,608	59,029
Argan, Inc. (a)	2,152	21,821
Armstrong World Industries, Inc.	2,988	136,133
Baran Group Ltd. (a)	102	587
BlueLinx Holdings, Inc. (a)(b)	4,661	10,767
Builders FirstSource, Inc. (a)	9,238	19,862
EMCOR Group, Inc. (a)	10,647	312,064
Eagle Materials, Inc.	7,023	195,731
Generac Holdings, Inc. (a)	4,680	90,792
Gibraltar Industries, Inc. (a)	5,219	59,079
Granite Construction, Inc.	5,505	135,038
Great Lakes Dredge & Dock Corp.	9,934	55,432
Griffon Corp. (a)	8,427	84,944
Headwaters, Inc. (a)	10,453	32,718
Hill International, Inc. (a)	5,422	31,231
Insituform Technologies, Inc., Class A (a)	6,470	135,676
Insteel Industries, Inc.	2,760	34,610
Integrated Electrical Services, Inc. (a)	1,500	4,710
KBR, Inc.	24,212	912,550
L.B. Foster Co., Class A	1,797	59,139
Layne Christensen Co. (a)	3,332	101,093
Lennox International, Inc.	7,925	341,330
Louisiana-Pacific Corp. (a)	21,009	171,013
MDU Resources Group, Inc.	27,517	619,133

Common Stocks	Shares	Value
Construction & Materials (concluded)
MYR Group, Inc. (a)	3,600	$84,240
Martin Marietta Materials, Inc.	7,253	580,022
Mastec, Inc. (a)	9,699	191,264
Mueller Water Products, Inc., Series A	24,259	96,551
NCI Building Systems, Inc. (a)	3,541	40,332
Northwest Pipe Co. (a)	1,807	47,090
Omega Flex, Inc. (a)	961	13,483
Orion Marine Group, Inc. (a)	4,913	46,231
Owens Corning, Inc.	18,684	697,847
PGT, Inc. (a)	6,216	11,251
Pike Electric Corp. (a)	3,059	27,042
Quanex Building Products Corp.	6,250	102,438
Shaw Group, Inc. (a)	13,130	396,657
Simpson Manufacturing Co., Inc.	6,401	191,198
Sterling Construction Co., Inc. (a)	2,806	38,639
TRC Cos., Inc. (a)	4,859	30,369
Texas Industries, Inc.	3,872	161,191
Trex Co., Inc. (a)	2,486	60,857
Tutor Perini Corp.	5,210	99,928
USG Corp. (a)(b)	10,712	153,610
Universal Forest Products, Inc.	2,952	70,730
Valmont Industries, Inc.	3,703	356,932
Valspar Corp.	14,084	507,869
Watsco, Inc.	4,082	277,535
Watts Water Technologies, Inc., Class A	4,423	156,618
		9,346,103
Electricity — 1.8%
Allete, Inc.	4,541	186,363
Alliant Energy Corp.	17,406	707,728
Black Hills Corp.	6,169	185,625
CH Energy Group, Inc.	2,584	137,624
Calpine Corp. (a)	56,033	903,812
Central Vermont Public Service Corp.	2,102	75,987
Cleco Corp.	9,472	330,099
Covanta Holding Corp.	20,187	332,884
DPL, Inc.	19,230	579,977
Dynegy, Inc. (a)	17,155	106,189
El Paso Electric Co.	7,253	234,272
The Empire District Electric Co.	6,795	130,872
GenOn Energy, Inc. (a)	121,905	470,553
Great Plains Energy, Inc.	21,477	445,218
Hawaiian Electric Industries, Inc.	14,953	359,769
IDACORP, Inc.	7,485	295,658
ITC Holdings Corp.	8,314	596,696
MGE Energy, Inc.	3,704	150,123
NSTAR	16,430	755,451
NV Energy, Inc.	37,006	568,042
NorthWestern Corp.	5,639	186,707
Ormat Technologies, Inc.	2,661	58,569
Portland General Electric Co.	11,594	293,096
UIL Holdings Corp.	8,193	265,044
US Geothermal, Inc. (a)(b)	23,727	16,609
Unisource Energy Corp.	5,773	215,506
Unitil Corp.	2,477	65,145

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electricity (concluded)
Westar Energy, Inc.	18,181	$489,251
		9,142,869
Electronic & Electrical Equipment — 3.3%
A123 Systems, Inc. (a)(b)	16,751	89,115
AVX Corp.	7,802	118,902
AZZ, Inc.	2,110	96,638
Active Power, Inc. (a)	15,189	37,213
Adept Technology, Inc. (a)	3,276	13,038
Advanced Battery Technologies, Inc. (a)(b)	12,176	12,054
Allied Motion Technologies, Inc. (a)	2,067	11,265
Altair Nanotechnologies, Inc. (a)	6,009	5,186
American Science & Engineering, Inc.	1,500	120,000
American Superconductor Corp. (a)	7,545	68,207
Ametek, Inc.	25,750	1,156,175
Anaren, Inc. (a)	2,673	56,801
Anixter International, Inc.	4,638	303,047
Arrow Electronics, Inc. (a)	18,448	765,592
Avnet, Inc. (a)	24,055	766,873
Badger Meter, Inc.	2,400	88,776
Beacon Power Corp. (a)	8,031	9,637
Bel Fuse, Inc.	2,196	47,631
Belden, Inc.	7,332	255,594
Benchmark Electronics, Inc. (a)	9,515	156,998
Brady Corp.	7,355	235,801
CTS Corp.	5,440	52,605
Capstone Turbine Corp. (a)(b)	41,510	63,510
Checkpoint Systems, Inc. (a)	6,333	113,234
Cognex Corp.	6,087	215,662
Coherent, Inc. (a)	4,143	228,984
Coleman Cable, Inc. (a)	3,080	45,245
Comverge, Inc. (a)	5,911	17,556
Cyberoptics Corp. (a)	1,738	16,841
DDi Corp.	2,695	25,710
Daktronics, Inc.	6,767	73,016
ESCO Technologies, Inc.	4,246	156,253
Echelon Corp. (a)	5,959	54,167
Electro Rent Corp.	3,085	52,815
Electro Scientific Industries, Inc. (a)	4,083	78,802
eMagin Corp. (a)	4,486	27,230
Encore Wire Corp.	3,016	73,048
EnerNOC, Inc. (a)	3,217	50,636
EnerSys (a)	7,352	253,056
FEI Co. (a)	6,201	236,816
Faro Technologies, Inc. (a)	2,530	110,814
General Cable Corp. (a)	8,292	353,073
GrafTech International Ltd. (a)	21,011	425,893
Greatbatch, Inc. (a)	3,893	104,410
Houston Wire & Cable Co.	2,818	43,820
Hubbell, Inc., Class B	8,924	579,614
II-VI, Inc. (a)	8,436	215,962
IPG Photonics Corp. (a)	4,380	318,470
Intevac, Inc. (a)	4,134	42,208
IntriCon Corp. (a)	747	2,906
Itron, Inc. (a)	6,453	310,776

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
L-1 Identity Solutions, Inc. (a)(b)	14,230	$167,202
LSI Industries, Inc.	3,673	29,164
Landauer, Inc.	1,621	99,837
LeCroy Corp. (a)	3,281	39,503
Lightpath Technologies, Inc., Class A (a)	3,924	6,004
Lime Energy Co. (a)	5,330	28,569
Littelfuse, Inc.	3,716	218,204
MTS Systems Corp.	2,478	103,655
Magnetek, Inc. (a)	8,829	16,069
Maxwell Technologies, Inc. (a)	4,977	80,578
Measurement Specialties, Inc. (a)	2,356	84,109
Methode Electronics, Inc.	5,886	68,336
Mettler-Toledo International, Inc. (a)	5,179	873,542
Microvision, Inc. (a)(b)	18,908	23,068
Multi-Fineline Electronix, Inc. (a)	1,649	35,635
NVE Corp. (a)	976	57,047
Napco Security Technologies, Inc. (a)	5,283	15,691
National Instruments Corp.	15,040	446,538
Newport Corp. (a)	6,304	114,544
OSI Systems, Inc. (a)	3,221	138,503
Orion Energy Systems, Inc. (a)	4,271	16,785
Parametric Sound Corp. (a)	2,484	2,285
Park Electrochemical Corp.	3,251	90,865
Planar Systems, Inc. (a)	5,103	14,595
Plexus Corp. (a)	6,037	210,148
Powell Industries, Inc. (a)	1,540	56,210
Power-One, Inc. (a)(b)	9,523	77,136
Powerwave Technologies, Inc. (a)	28,511	84,107
Pulse Electronics Corp.	7,251	32,049
Regal-Beloit Corp.	6,031	402,690
Research Frontiers, Inc. (a)	4,844	22,137
Richardson Electronics Ltd.	2,507	34,070
Rofin-Sinar Technologies, Inc. (a)	4,609	157,397
Rogers Corp. (a)	2,619	120,998
Rubicon Technology, Inc. (a)	2,926	49,332
Sanmina-SCI Corp. (a)	12,639	130,561
SatCon Technology Corp. (a)(b)	18,389	43,950
Servotronics, Inc.	400	3,484
Sigmatron International, Inc. (a)	1,200	5,508
Synthesis Energy Systems, Inc. (a)(b)	9,064	16,950
TTM Technologies, Inc. (a)	8,532	136,683
Thomas & Betts Corp. (a)	8,452	455,140
Trimble Navigation Ltd. (a)	19,648	778,847
UQM Technologies Inc. (a)	8,858	19,931
Ultralife Batteries, Inc. (a)	2,906	13,629
Universal Display Corp. (a)	6,444	226,120
Valence Technology, Inc. (a)(b)	18,582	21,927
Veeco Instruments, Inc. (a)	6,519	315,585
Viasystems Group, Inc. (a)	886	19,926
Vicor Corp.	3,467	56,061
Vishay Intertechnology, Inc. (a)	24,195	363,893
Vishay Precision Group, Inc. (a)	2,349	39,651
WESCO International, Inc. (a)	6,852	370,625
X-Rite, Inc. (a)(b)	5,658	28,120

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic & Electrical Equipment (concluded)
Zebra Technologies Corp., Class A (a)	8,780	$370,253
Zygo Corp. (a)	3,051	40,334
		16,231,455
Financial Services — 2.5%
Advance America, Cash Advance Centers, Inc.	8,823	60,790
Affiliated Managers Group, Inc. (a)	8,271	839,093
Ampal-American Israel Corp., Class A (a)	8,512	8,001
Artio Global Investors, Inc.	7,171	81,032
Asset Acceptance Capital Corp. (a)	3,542	14,310
Asta Funding, Inc.	2,576	21,613
BGC Partners, Inc.	11,207	86,630
CIFC Deerfield Corp. (a)	1,961	13,433
CIT Group, Inc. (a)	31,955	1,414,328
Calamos Asset Management, Inc., Class A	3,439	49,934
Cash America International, Inc.	4,979	288,135
Cohen & Steers, Inc.	3,516	116,555
CompuCredit Holdings Corp. (a)	3,485	8,085
Cowen Group, Inc., Class A (a)	13,757	51,726
Credit Acceptance Corp. (a)	958	80,922
Diamond Hill Investments Group	648	52,676
Dollar Financial Corp. (a)	7,456	161,422
Duff & Phelps Corp.	4,437	56,927
Eaton Vance Corp.	19,236	581,504
Edelman Financial Group, Inc.	4,865	38,385
Encore Capital Group, Inc. (a)	2,597	79,780
Epoch Holding Corp.	3,261	58,209
Evercore Partners, Inc., Class A	3,379	112,588
Ezcorp, Inc. (a)	7,860	279,620
FBR Capital Markets Corp. (a)	10,469	35,595
Federal Agricultural Mortgage Corp., Class B	1,772	39,197
Fidelity National Title Group, Inc., Class A	35,629	560,800
First Cash Financial Services, Inc. (a)	4,979	209,068
The First Marblehead Corp. (a)	15,001	26,552
GAMCO Investors, Inc., Class A	700	32,403
GFI Group, Inc.	11,040	50,674
Gleacher & Co, Inc. (a)	13,496	27,532
Green Dot Corp., Class A (a)	2,042	69,387
Greenhill & Co., Inc.	4,817	259,251
Institutional Financial Mark	2,236	7,535
Interactive Brokers Group, Inc., Class A	5,903	92,382
International FCStone Inc. (a)	2,688	65,076
Intersections, Inc.	2,075	37,765
Investment Technology Group, Inc. (a)	6,811	95,490
JMP Group, Inc.	3,972	27,923
Jefferies Group, Inc.	22,820	465,528
KBW, Inc.	5,247	98,119
Knight Capital Group, Inc., Class A (a)	16,213	178,667

Common Stocks	Shares	Value
Financial Services (concluded)
Ladenburg Thalmann Financial Services, Inc. (a)	24,841	$34,281
MF Global Holdings Ltd. (a)	26,507	205,164
MGIC Investment Corp. (a)	30,380	180,761
MSCI, Inc. (a)	19,425	731,934
MarketAxess Holdings, Inc.	4,837	121,215
Marlin Business Services, Inc. (a)	1,719	21,745
Medallion Financial Corp.	3,915	38,171
Merriman Holdings, Inc. (a)	1,387	3,634
MicroFinancial, Inc.	3,564	19,709
MoneyGram International, Inc. (a)	14,955	49,651
National Financial Partners Corp. (a)	7,196	83,042
Nelnet, Inc., Class A	4,511	99,513
NewStar Financial, Inc. (a)	5,851	62,489
Ocwen Financial Corp. (a)	12,592	160,674
optionsXpress Holdings, Inc.	7,780	129,770
The PMI Group, Inc. (a)	25,781	27,586
Penson Worldwide, Inc. (a)(b)	3,976	14,194
Pico Holdings, Inc. (a)	3,931	113,999
Piper Jaffray Cos. (a)	3,211	92,509
Portfolio Recovery Associates, Inc. (a)	2,878	244,026
Primus Guaranty Ltd. (a)	5,022	26,366
Pzena Investment Management, Inc., Class A	2,190	12,439
Radian Group, Inc.	21,937	92,794
Raymond James Financial, Inc.	16,264	522,888
Resource America, Inc., Class A	4,404	25,851
SEI Investments Co.	24,565	552,958
SWS Group, Inc. (b)	5,423	32,484
Safeguard Scientifics, Inc. (a)	3,913	73,877
Stewart Information Services Corp.	3,032	30,411
Stifel Financial Corp. (a)	8,859	317,684
Student Loan Corp.	1,182	2,955
TD Ameritrade Holding Corp.	37,085	723,528
Tree.com, Inc. (a)	2,350	12,032
U.S. Global Investors, Inc.	2,977	21,434
Virtus Investment Partners, Inc. (a)	1,191	72,294
Waddell & Reed Financial, Inc., Class A	14,016	509,482
Westwood Holdings Group, Inc.	1,529	58,255
World Acceptance Corp. (a)	2,709	177,629
		12,634,070
Fixed Line Telecommunications — 0.8%
8x8, Inc. (a)(b)	12,255	59,927
AboveNet, Inc.	3,606	254,079
Alaska Communications Systems Group, Inc.	7,873	69,834
Cbeyond Communications, Inc. (a)	5,057	66,904
Cincinnati Bell, Inc. (a)	34,282	113,816
Consolidated Communications Holdings, Inc.	4,291	83,417
Fairpoint Communications, Inc. (a)	3,932	36,214
General Communication, Inc., Class A (a)	6,088	73,482
Global Crossing Ltd. (a)	5,100	195,738

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	9

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Fixed Line Telecommunications (concluded)
HickoryTech Corp.	2,746	$32,622
IDT Corp., Class B	2,815	76,061
Level 3 Communications, Inc. (a)(b)	265,945	648,906
NET2000 Communications, Inc. (a)	300	—
PAETEC Holding Corp. (a)	21,832	104,575
Primus Telecommunications Escrow (a)	29,100	—
Primus Telecommunications Group Inc. (a)	683	10,245
SureWest Communications	2,374	39,693
TW Telecom, Inc. (a)	24,432	501,589
Virgin Media, Inc.	46,002	1,376,840
Vonage Holdings Corp. (a)	22,660	99,931
Warwick Valley Telephone Co.	1,500	21,660
		3,865,533
Food & Drug Retailers — 0.5%
Arden Group, Inc., Class A	520	47,850
Casey’s General Stores, Inc.	6,339	278,916
Core-Mark Holdings Co., Inc. (a)	1,857	66,295
Dairy Mart Convenience Stores, Inc. (a)	500	—
Ingles Markets, Inc., Class A	2,366	39,157
Nash Finch Co.	1,764	63,169
Omnicare, Inc.	18,577	592,420
The Pantry, Inc. (a)	4,105	77,133
PetMed Express, Inc.	3,898	46,191
Rite Aid Corp. (a)	100,752	134,000
Ruddick Corp.	7,033	306,217
Spartan Stores, Inc.	3,634	70,972
United Natural Foods, Inc. (a)	7,062	301,336
Village Super Market, Inc., Class A	1,218	33,751
Vitamin Shoppe, Inc. (a)	4,164	190,545
Weis Markets, Inc.	2,230	90,828
Winn-Dixie Stores, Inc. (a)	9,428	79,667
		2,418,447
Food Producers — 2.1%
Alico, Inc.	898	23,007
The Andersons, Inc.	2,896	122,356
B&G Foods, Inc., Class A	8,020	165,372
Bridgford Foods Corp.	768	8,241
Bunge Ltd.	23,109	1,593,366
Cagles, Inc., Class A (a)	336	1,371
Cal-Maine Foods, Inc.	2,216	70,823
Calavo Growers, Inc.	2,424	51,049
Chiquita Brands International, Inc. (a)	7,131	92,846
Corn Products International, Inc.	12,056	666,456
Darling International, Inc. (a)	19,105	338,158
Diamond Foods, Inc.	3,639	277,801
Dole Food Co., Inc. (a)(b)	5,716	77,280
Farmer Bros. Co.	1,222	12,391
Flowers Foods, Inc.	22,191	489,090
Fresh Del Monte Produce, Inc.	6,161	164,314
Golden Enterprises, Inc.	941	3,275
Green Mountain Coffee Roasters, Inc. (a)	19,083	1,703,349

Common Stocks	Shares	Value
Food Producers (concluded)
Griffin Land & Nurseries, Inc.	713	$23,165
HQ Sustainable Maritime Industries, Inc. (a)	4,100	9,410
Hain Celestial Group, Inc. (a)	5,950	198,492
Harbinger Group, Inc. (a)	3,514	21,471
Herbalife Ltd.	18,880	1,088,243
Imperial Sugar Co., New Shares	2,108	42,160
J&J Snack Foods Corp.	2,244	111,863
John B. Sanfilippo & Son, Inc. (a)	1,610	13,621
Lancaster Colony Corp.	3,162	192,313
Lifeway Foods, Inc. (a)	1,863	20,828
MGP Ingredients, Inc.	2,435	21,209
Mannatech, Inc. (a)	3,100	2,976
Medifast, Inc. (a)(b)	2,618	62,125
Natures Sunshine Prods, Inc. (a)	2,065	40,226
Nutraceutical International Corp. (a)	1,862	28,638
NutriSystem, Inc.	4,464	62,764
Omega Protein Corp. (a)	3,517	48,535
Pilgrims Pride Corp. (a)	6,579	35,592
Ralcorp Holdings, Inc. (a)	8,826	764,155
Relìv International, Inc.	1,819	3,311
Rocky Mountain Chocolate Factory, Inc.	2,103	20,778
Sanderson Farms, Inc.	3,230	154,329
Schiff Nutrition International, Inc.	2,155	24,114
Seaboard Corp.	55	132,990
Seneca Foods Corp. (a)	2,000	51,160
Smart Balance, Inc. (a)	11,700	60,606
Smithfield Foods, Inc. (a)	24,750	541,282
Snyders-Lance, Inc.	9,997	216,235
Tootsie Roll Industries, Inc.	4,434	129,739
TreeHouse Foods, Inc. (a)	5,817	317,666
USANA Health Sciences, Inc. (a)	1,422	44,480
		10,345,021
Forestry & Paper — 0.3%
AbitibiBowater Inc. (a)	11,698	237,469
Boise, Inc.	13,514	105,274
Buckeye Technologies, Inc.	6,560	176,989
Clearwater Paper Corp. (a)	1,915	130,756
Deltic Timber Corp.	1,853	99,488
Domtar Corp.	6,679	632,635
Kapstone Paper and Packaging Corp. (a)	6,964	115,393
Neenah Paper, Inc.	2,395	50,966
P.H. Glatfelter Co.	7,140	109,813
Verso Paper Corp. (a)	2,900	7,772
Wausau Paper Corp.	7,238	48,784
		1,715,339
Gas, Water & Multi-Utilities — 1.5%
AGL Resources, Inc.	12,242	498,372
American States Water Co.	3,086	106,961
American Water Works Co., Inc.	27,761	817,561
Aqua America, Inc.	22,074	485,187
Artesian Resources Corp., Class A	2,292	41,302
Atmos Energy Corp.	14,065	467,661
Avista Corp.	8,602	220,985

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Gas, Water & Multi-Utilities (concluded)
Cadiz, Inc. (a)	3,000	$32,580
California Water Service Group	6,771	126,685
Chesapeake Utilities Corp.	1,781	71,293
Connecticut Water Service, Inc.	1,985	50,776
Delta Natural Gas Co., Inc.	1,177	37,382
Gas Natural, Inc.	2,476	28,598
The Laclede Group, Inc.	3,288	124,385
Middlesex Water Co.	3,242	60,236
National Fuel Gas Co.	12,430	904,904
New Jersey Resources Corp.	6,420	286,396
Northwest Natural Gas Co.	4,068	183,589
PNM Resources, Inc.	12,277	205,517
Pennichuck Corp.	1,777	51,089
Piedmont Natural Gas Co.	11,091	335,614
Questar Corp.	28,360	502,256
RGC Resources, Inc.	595	19,308
SJW Corp.	2,267	54,952
South Jersey Industries, Inc.	4,748	257,864
Southwest Gas Corp.	6,990	269,884
UGI Corp.	17,414	555,333
Vectren Corp.	12,947	360,703
WGL Holdings, Inc.	7,613	293,024
		7,450,397
General Industrials — 1.3%
AEP Industries, Inc. (a)	1,107	32,313
Actuant Corp., Class A	10,865	291,508
AptarGroup, Inc.	10,002	523,505
Carlisle Cos., Inc.	9,768	480,879
Crown Holdings, Inc. (a)	25,226	979,273
Ediets.Com, Inc. (a)	2,504	4,006
Graham Packaging Co., Inc. (a)	3,260	82,217
Graphic Packaging Holding Co. (a)	20,719	112,711
Greif, Inc.	5,583	363,062
Harsco Corp.	12,961	422,529
Landec Corp. (a)	4,900	32,340
Multi-Color Corp.	2,490	61,478
Myers Industries, Inc.	5,165	53,096
Otter Tail Corp.	5,026	106,049
Packaging Corp. of America	16,314	456,629
Raven Industries, Inc.	2,966	165,236
Rock-Tenn Co., Class A	10,860	720,452
Silgan Holdings, Inc.	7,499	307,234
Sonoco Products Co.	15,759	560,075
Temple-Inland, Inc.	17,048	507,008
Trimas Corp. (a)	4,497	111,301
		6,372,901
General Retailers — 4.9%
1-800-FLOWERS.COM, Inc., Class A (a)	4,470	13,857
99 Cents Only Stores (a)	8,763	177,363
A.C. Moore Arts & Crafts, Inc. (a)	5,342	13,355
ANN, Inc. (a)	8,442	220,336
Aaron Rents, Inc., Class A	11,814	333,864
Advance Auto Parts, Inc.	12,665	740,776
Aéropostale, Inc. (a)	13,036	228,130
Amerco, Inc. (a)	948	91,150
America’s Car Mart, Inc. (a)	1,886	62,238

Common Stocks	Shares	Value
General Retailers (continued)
American Eagle Outfitters, Inc.	31,403	$400,388
American Public Education, Inc. (a)	3,136	139,583
Ancestry.com, Inc. (a)	5,256	217,546
Asbury Automotive Group, Inc. (a)	5,571	103,231
Ascena Retail Group Inc. (a)	10,284	350,170
Autobytel, Inc. (a)	15,718	17,761
BJ’s Wholesale Club, Inc. (a)	8,648	435,427
Barnes & Noble, Inc.	6,304	104,520
Beacon Roofing Supply, Inc. (a)	7,463	170,306
bebe Stores, Inc.	7,052	43,088
Bidz.com, Inc. (a)	5,995	5,935
Big 5 Sporting Goods Corp.	2,891	22,723
Blue Nile, Inc. (a)	2,433	107,003
The Bon-Ton Stores, Inc.	2,273	22,094
Books-A-Million, Inc.	1,200	4,164
Bridgepoint Education, Inc. (a)(b)	3,173	79,325
Brown Shoe Co., Inc.	6,711	71,472
The Buckle, Inc.	4,378	186,941
Build-A-Bear Workshop, Inc. (a)	2,727	17,753
CPI Corp.	1,298	17,069
Cabela’s, Inc., Class A (a)	6,987	189,697
Cache, Inc. (a)	2,935	14,469
Cambium Learning Group, Inc. (a)	2,800	9,436
Capella Education Co. (a)	2,478	103,704
Career Education Corp. (a)	10,445	220,912
Casual Male Retail Group, Inc. (a)	7,605	31,561
The Cato Corp., Class A	4,542	130,810
Charming Shoppes, Inc. (a)	17,335	72,114
Chemed Corp.	3,369	220,737
Chico’s FAS, Inc.	28,594	435,487
The Children’s Place Retail Stores, Inc. (a)	4,214	187,481
Christopher & Banks Corp.	6,102	35,086
Citi Trends, Inc. (a)	2,550	38,454
Clean Energy Fuels Corp. (a)(b)	8,651	113,761
Coldwater Creek, Inc. (a)	10,005	14,007
Collective Brands, Inc. (a)	10,089	148,207
Collectors Universe, Inc.	1,647	24,392
Conn’s, Inc. (a)	3,143	27,187
Copart, Inc. (a)	10,183	474,528
Corinthian Colleges, Inc. (a)	12,038	51,282
Cost Plus, Inc. (a)	3,018	30,180
DSW, Inc., Class A (a)	3,961	200,466
dELiA*s, Inc. (a)	9,555	15,001
Destination Maternity Corp.	2,488	49,710
Dick’s Sporting Goods, Inc. (a)	14,080	541,376
Dillard’s, Inc., Class A	6,983	364,094
Dollar General Corp. (a)	15,830	536,479
Dollar Tree, Inc. (a)	19,559	1,303,021
Education Management Corp. (a)(b)	6,294	150,678
Express, Inc.	9,214	200,865
The Finish Line, Inc., Class A	8,093	173,190
Foot Locker, Inc.	24,842	590,246
Fred’s, Inc.	5,691	82,121
Gaiam, Inc.	2,881	14,319
Geeknet Inc. (a)	1,203	32,144
Genesco, Inc. (a)	3,910	203,711

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	11

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (continued)
Grand Canyon Education, Inc. (a)	5,372	$76,175
Group 1 Automotive, Inc.	3,792	156,154
Guess?, Inc.	10,356	435,573
HSN, Inc. (a)	6,579	216,581
Haverty Furniture Cos., Inc.	3,114	35,842
hhgregg, Inc. (a)(b)	3,853	51,630
Hibbett Sports, Inc. (a)	4,539	184,783
Hillenbrand, Inc.	10,008	236,689
Hot Topic, Inc.	7,643	56,864
ITT Educational Services, Inc. (a)	4,555	356,383
J. Crew Group, Inc. Escrow	9,663	—
Jos. A. Bank Clothiers, Inc. (a)	4,510	225,545
K12, Inc. (a)	5,249	173,952
KAR Auction Services, Inc. (a)	4,002	75,678
Kirkland’s, Inc. (a)	3,005	36,120
Learning Tree International, Inc.	2,189	19,504
Liquidity Services, Inc. (a)	3,823	90,261
Lithia Motors, Inc., Class A	3,725	73,122
Lumber Liquidators Holdings, Inc. (a)(b)	4,093	103,962
Mac-Gray Corp.	2,304	35,597
MarineMax, Inc. (a)	3,804	33,323
Matthews International Corp., Class A	4,755	190,913
Men’s Wearhouse, Inc.	8,290	279,373
Midas, Inc. (a)	4,009	25,337
Monro Muffler, Inc.	4,880	181,975
Navarre Corp. (a)	6,945	13,682
New York & Co. (a)	5,404	26,750
Nobel Learning Communities, Inc. (a)	1,443	16,667
Office Depot, Inc. (a)	44,492	187,756
OfficeMax, Inc. (a)(b)	13,655	107,192
OpenTable, Inc. (a)	3,064	254,680
Overstock.com, Inc. (a)	2,158	32,845
PC Mall, Inc. (a)	1,708	13,288
The Pep Boys - Manny, Moe & Jack	8,260	90,282
Pacific Sunwear of California, Inc. (a)	11,081	28,921
Penske Auto Group, Inc.	7,100	161,454
PetSmart, Inc.	18,077	820,153
Pier 1 Imports, Inc. (a)	19,141	221,461
Pre-Paid Legal Services, Inc. (a)	1,237	82,248
PriceSmart, Inc.	3,066	157,071
The Princeton Review, Inc. (a)	6,890	1,550
The Providence Service Corp. (a)	2,359	29,841
RadioShack Corp.	16,925	225,272
RealNetworks, Inc. (a)	17,370	59,058
Regis Corp.	8,788	134,632
Rent-A-Center, Inc.	10,088	308,289
Rollins, Inc.	12,046	245,497
Rue21, Inc. (a)	2,698	87,685
Rush Enterprises, Inc., Class A (a)	5,252	99,946
Saks, Inc. (a)	19,312	215,715
Sally Beauty Co., Inc. (a)(b)	15,740	269,154
Service Corp. International	37,988	443,700
Shoe Carnival, Inc. (a)	1,636	49,325
Shutterfly, Inc. (a)	4,937	283,482

Common Stocks	Shares	Value
General Retailers (concluded)
Signet Jewelers Ltd. (a)	13,612	$637,178
Sonic Automotive, Inc. (b)	5,741	84,106
Sotheby’s Holdings, Inc., Class A	10,836	471,366
Stage Stores, Inc.	5,806	97,541
Stamps.com, Inc.	3,661	48,838
Standard Parking Corp. (a)	3,025	48,309
Stein Mart, Inc.	4,502	43,399
Stewart Enterprises, Inc., Class A	13,159	96,061
Strayer Education, Inc.	2,004	253,285
Susser Holdings Corp. (a)	2,259	35,511
The Talbots, Inc. (a)(b)	5,546	18,524
Titan Machinery, Inc. (a)	2,902	83,520
Tractor Supply Co.	11,688	781,693
Trans World Entertainment Corp. (a)	2,400	4,896
Tuesday Morning Corp. (a)	7,004	32,569
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,991	516,059
VCA Antech, Inc. (a)	13,690	290,228
ValueVision Media, Inc., Class A (a)	7,026	53,749
Weight Watchers International, Inc.	4,904	370,105
West Marine, Inc. (a)	2,771	28,735
The Wet Seal, Inc., Class A (a)	17,721	79,213
Williams-Sonoma, Inc.	15,084	550,415
Winmark Corp.	685	29,681
Zale Corp. (a)	4,421	24,758
Zumiez, Inc. (a)	3,711	92,664
		24,219,816
Health Care Equipment & Services — 5.3%
AMERIGROUP Corp. (a)	7,978	562,210
Abaxis, Inc. (a)	3,781	103,032
Abiomed, Inc. (a)	5,752	93,182
Accuray, Inc. (a)	10,223	81,887
Addus HomeCare Corp. (a)	1,608	8,731
Air Methods Corp. (a)	1,887	141,034
Alere Inc. (a)	13,629	499,094
Align Technology, Inc. (a)	9,706	221,297
Alliance Healthcare Services, Inc. (a)	6,620	25,156
Allied Healthcare International, Inc. (a)	8,486	21,130
Almost Family, Inc. (a)	1,569	42,991
Alphatec Holdings, Inc. (a)	10,028	34,897
Amedisys, Inc. (a)	4,717	125,614
American Caresource Holdings, Inc. (a)	8,261	11,318
Amsurg Corp. (a)	5,098	133,211
Analogic Corp.	1,989	104,601
AngioDynamics, Inc. (a)	4,324	61,530
Anika Therapeutics, Inc. (a)	2,548	18,142
ArthroCare Corp. (a)	4,373	146,364
Assisted Living Concepts, Inc.	3,520	59,066
Atrion Corp.	300	59,340
Bio-Rad Laboratories, Inc., Class A (a)	3,143	375,148
Bio-Reference Labs, Inc. (a)	4,219	88,177

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Biolase Technology, Inc. (a)(b)	5,403	$27,771
Bioscript, Inc. (a)	8,887	57,677
Bovie Medical Corp. (a)	4,326	11,464
Brookdale Senior Living, Inc. (a)	16,208	393,044
Bruker BioSciences Corp. (a)	11,957	243,444
CONMED Corp. (a)	4,563	129,954
Cantel Medical Corp.	2,334	62,808
Cardica, Inc. (a)	6,763	18,531
CardioNet, Inc. (a)	4,975	26,417
Catalyst Health Solutions, Inc. (a)	7,027	392,247
Centene Corp. (a)	8,169	290,245
Cepheid, Inc. (a)	10,152	351,665
Chindex International, Inc. (a)	3,015	41,064
Community Health Systems, Inc. (a)	15,160	389,309
Conceptus, Inc. (a)	4,587	53,530
Contiucare Corp. (a)	6,483	40,065
The Cooper Cos., Inc.	7,377	584,553
Corvel Corp. (a)	1,503	70,491
Covance, Inc. (a)	9,722	577,195
CryoLife, Inc. (a)	5,756	32,234
Cutera, Inc. (a)	3,222	27,484
Cyberonics, Inc. (a)	4,790	133,880
Cynosure, Inc., Class A (a)	1,948	23,571
Daxor Corp.	1,030	10,207
Delcath Systems Inc. (a)(b)	7,331	37,828
DexCom, Inc. (a)	11,381	164,911
Dynacq Healthcare, Inc. (a)	460	897
Emeritus Corp. (a)(b)	5,078	107,907
Endologix, Inc. (a)	9,146	85,058
The Ensign Group, Inc.	2,198	66,797
eResearch Technology, Inc. (a)	8,886	56,604
Escalon Medical Corp. (a)	1,399	1,637
Exactech, Inc. (a)	1,841	33,156
Five Star Quality Care, Inc. (a)	6,801	39,514
Fonar Corp. (a)	4,465	8,751
Gentiva Health Services, Inc. (a)	4,972	103,567
Gliatech, Inc. (a)	100	—
HCA Holdings, Inc. (a)	19,846	654,918
HMS Holdings Corp. (a)	4,551	349,835
Haemonetics Corp. (a)	4,092	263,402
Hanger Orthopedic Group, Inc. (a)	5,548	135,760
Hansen Medical, Inc. (a)	10,281	35,058
Health Management Associates, Inc., Class A (a)	40,338	434,844
Health Net, Inc. (a)	15,543	498,775
Healthcare Services Group, Inc.	9,871	160,404
HealthSouth Corp. (a)	15,160	397,950
HealthSpring, Inc. (a)	10,751	495,729
Healthways, Inc. (a)	5,653	85,813
Henry Schein, Inc. (a)	14,561	1,042,422
Hill-Rom Holdings, Inc.	9,902	455,888
Hologic, Inc. (a)	41,569	838,447
Hooper Holmes, Inc. (a)	9,589	8,918
ICU Medical, Inc. (a)	2,016	88,099
IPC The Hospitalist Co., Inc. (a)	2,861	132,607
IRIS International, Inc. (a)	3,512	35,085
Idexx Laboratories, Inc. (a)	9,276	719,447

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Immucor, Inc. (a)	9,894	$202,035
Insulet Corp. (a)	6,933	153,705
Integra LifeSciences Holdings Corp. (a)	3,030	144,864
Invacare Corp.	5,193	172,356
Kendle International, Inc. (a)	2,601	39,223
Kensey Nash Corp. (a)	1,656	41,781
Kindred Healthcare, Inc. (a)	8,322	178,673
Kinetic Concepts, Inc. (a)	10,280	592,436
LCA-Vision, Inc. (a)	4,084	19,522
LHC Group, Inc. (a)	2,600	59,956
LifePoint Hospitals, Inc. (a)	8,304	324,520
Lincare Holdings, Inc.	15,041	440,250
MAKO Surgical Corp. (a)	6,868	204,186
MELA Sciences, Inc. (a)	6,630	15,514
Magellan Health Services, Inc. (a)	5,084	278,298
Masimo Corp.	8,617	255,753
MedCath Corp. (a)	3,087	41,952
Medical Action Industries, Inc. (a)	2,980	24,287
Mednax, Inc. (a)	7,765	560,555
Medtox Scientific, Inc.	2,222	38,818
Meridian Bioscience, Inc.	6,734	162,357
Merit Medical Systems, Inc. (a)	6,120	109,976
Metropolitan Health Networks, Inc. (a)	7,496	35,906
Molina Healthcare, Inc. (a)	4,927	133,620
Nanosphere, Inc. (a)	7,401	13,396
National Healthcare Corp.	1,780	88,235
Natus Medical, Inc. (a)	4,851	73,493
Neogen Corp. (a)	3,837	173,471
Neurometrix, Inc. (a)	3,931	1,592
NuVasive, Inc. (a)	6,521	214,410
NxStage Medical, Inc. (a)	8,150	169,683
Omnicell, Inc. (a)	5,784	90,173
OraSure Technologies, Inc. (a)	8,322	70,987
Orthofix International NV (a)	2,993	127,113
Owens & Minor, Inc.	9,761	336,657
PSS World Medical, Inc. (a)	8,888	248,953
Palomar Medical Technologies, Inc. (a)	3,406	38,420
Parexel International Corp. (a)	9,415	221,817
Pharmaceutical Product Development, Inc.	16,852	452,308
PharMerica Corp. (a)	4,811	61,388
Psychemedics Corp.	1,590	15,121
Quidel Corp. (a)(b)	5,244	79,447
RTI Biologics, Inc. (a)	11,486	31,127
RadNet, Inc. (a)	6,500	28,600
ResMed, Inc. (a)(b)	24,500	758,275
Retractable Technologies, Inc. (a)	1,898	2,923
Rochester Medical Corp. (a)	2,548	23,034
Rockwell Medical Technologies, Inc. (a)	3,211	41,229
SRI/Surgical Express, Inc. (a)	2,374	10,089
Select Medical Holdings Corp. (a)	9,023	80,034
Sirona Dental Systems, Inc. (a)	8,922	473,758
Skilled Healthcare Group, Inc., Class A (a)	4,045	38,266

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	13

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Services (concluded)
SonoSite, Inc. (a)	2,391	$84,091
Spectranetic Corp. (a)	6,480	40,306
Staar Surgical Co. (a)	6,942	36,793
Stereotaxis, Inc. (a)	9,802	34,405
Steris Corp.	8,391	293,517
Sun Healthcare Group Inc. (a)	3,968	31,823
Sunrise Senior Living, Inc. (a)	8,996	85,732
SurModics, Inc. (a)	2,872	31,879
Symmetry Medical, Inc. (a)	5,933	53,219
Synergetics USA, Inc. (a)	5,039	27,765
Synovis Life Technologies, Inc. (a)	2,172	37,836
Team Health Holdings, Inc. (a)	4,972	111,920
Teleflex, Inc.	6,324	386,143
Theragenics Corp. (a)	9,089	15,997
ThermoGenesis Corp. (a)	5,823	11,704
Thoratec Corp. (a)	9,205	302,108
Trans1, Inc. (a)	4,020	18,331
Transcend Services, Inc. (a)	1,985	58,339
Triple-S Management Corp. (a)	3,217	69,905
ULURU, Inc. (a)	27	16
US Physical Therapy, Inc.	2,309	57,102
Universal American Corp.	5,445	59,623
Universal Health Services, Inc., Class B	14,623	753,523
Urologix, Inc. (a)	6,008	5,708
Utah Medical Products, Inc.	1,041	27,337
Vascular Solutions, Inc. (a)	3,259	40,412
Volcano Corp. (a)	8,630	278,663
WellCare Health Plans, Inc. (a)	6,802	349,691
West Pharmaceutical Services, Inc.	5,167	226,108
Wright Medical Group, Inc. (a)	6,389	95,835
Zoll Medical Corp. (a)	3,520	199,443
		26,565,846
Household Goods & Home Construction — 1.9%
ACCO Brands Corp. (a)	9,131	71,678
American Greetings Corp., Class A	5,899	141,812
Bassett Furniture Industries, Inc.	2,349	18,510
Beazer Homes USA, Inc. (a)	12,832	43,500
Blount International, Inc. (a)	7,874	137,559
Blyth, Inc.	893	44,963
Briggs & Stratton Corp.	7,546	149,864
Brookfield Residential Properties, Inc. (a)	5,398	53,548
Cavco Industries, Inc. (a)	1,227	55,215
Central Garden & Pet Co., Class A (a)	9,441	95,826
Church & Dwight Co., Inc.	22,861	926,785
Compx International, Inc.	1,600	21,088
Comstock Homebuilding Cos., Inc., Class A (a)	6,777	7,726
Dixie Group, Inc. (a)	2,471	10,551
Energizer Holdings, Inc. (a)	11,142	806,235
Ethan Allen Interiors, Inc.	4,371	93,059
Flexsteel Industries, Inc.	913	13,284
Forward Industries, Inc. (a)	4,038	10,741

Common Stocks	Shares	Value
Household Goods & Home Construction (concluded)
Furniture Brands International, Inc. (a)	6,084	$25,188
HNI Corp.	5,753	144,515
Herman Miller, Inc.	9,245	251,649
Hooker Furniture Corp.	1,700	15,062
Hovnanian Enterprises, Inc., Class A (a)(b)	11,499	27,713
Interface, Inc., Class A	8,904	172,470
iRobot Corp. (a)	4,210	148,571
Jarden Corp.	14,650	505,571
KB Home	10,813	105,751
Kid Brands, Inc. (a)	3,550	18,318
Knoll, Inc.	7,597	152,472
L.S. Starrett Co., Class A	700	7,175
La-Z-Boy, Inc. (a)	8,342	82,336
Libbey, Inc. (a)	3,598	58,360
Lifetime Brands, Inc.	1,766	20,733
M/I Homes, Inc. (a)	3,335	40,887
MDC Holdings, Inc.	5,928	146,066
Meritage Homes Corp. (a)	4,471	100,866
Middleby Corp. (a)	2,984	280,615
Mohawk Industries, Inc. (a)	8,797	527,732
NVR, Inc. (a)	956	693,559
National Presto Industries, Inc.	807	81,902
Oil-Dri Corp. of America	1,324	28,360
Ryland Group, Inc.	7,136	117,958
The Scotts Miracle-Gro Co.	7,150	366,867
Sealy Corp. (a)(b)	8,012	20,270
Select Comfort Corp. (a)	9,038	162,503
Skyline Corp.	1,682	29,435
Standard-Pacific Corp. (a)	17,887	59,921
Stanley Furniture Co., Inc. (a)	3,642	15,260
Steelcase, Inc., Class A	13,225	150,633
Tempur-Pedic International, Inc. (a)	11,094	752,395
Toll Brothers, Inc. (a)	23,718	491,911
Tupperware Corp.	10,086	680,301
Virco Manufacturing Corp.	2,505	7,014
WD-40 Co.	2,943	114,895
		9,307,178
Industrial Engineering — 3.5%
AGCO Corp. (a)	15,224	751,457
Alamo Group, Inc.	1,400	33,180
Albany International Corp., Class A	4,295	113,345
Altra Holdings, Inc. (a)	4,561	109,418
American Railcar Industries, Inc. (a)	1,609	37,731
Astec Industries, Inc. (a)	3,051	112,826
Babcock & Wilcox Co. (a)	18,807	521,142
Broadwind Energy, Inc. (a)	10,745	15,580
Bucyrus International, Inc.	12,082	1,107,436
CIRCOR International, Inc.	2,808	120,267
Cascade Corp.	1,406	66,883
Ceco Environmental Corp. (a)	2,271	15,307
Chicago Rivet & Machine Co.	352	5,667
Clarcor, Inc.	7,945	375,640
Colfax Corp. (a)	4,166	103,317

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Engineering (continued)
Columbus McKinnon Corp. (a)	3,256	$58,478
Commercial Vehicle Group, Inc. (a)	4,600	65,274
Crane Co.	8,009	395,725
Donaldson Co., Inc.	11,281	684,531
Dynamic Materials Corp.	2,319	51,992
The Eastern Co.	1,078	17,302
Energy Recovery, Inc. (a)(b)	8,880	29,038
EnPro Industries, Inc. (a)	3,301	158,679
Federal Signal Corp.	10,300	67,568
Flow International Corp. (a)	8,549	30,434
Franklin Electric Co., Inc.	3,165	148,597
Freightcar America, Inc. (a)	2,082	52,758
GATX Corp.	7,150	265,408
Gardner Denver, Inc.	8,388	705,011
The Gorman-Rupp Co.	2,943	96,926
Graco, Inc.	9,596	486,133
Graham Corp.	1,901	38,780
Greenbrier Cos., Inc. (a)	3,880	76,669
H&E Equipment Services, Inc. (a)	4,622	64,662
Hardinge, Inc.	2,195	23,947
Hurco Cos., Inc. (a)	1,220	39,296
IDEX Corp.	12,778	585,871
John Bean Technologies Corp.	4,714	91,074
Kadant, Inc. (a)	2,078	65,478
Kaydon Corp.	4,993	186,339
Kennametal, Inc.	13,001	548,772
Key Technology, Inc. (a)	1,297	20,973
Kimball International, Inc., Class B	3,076	19,779
Lincoln Electric Holdings, Inc.	13,360	478,956
Lindsay Manufacturing Co.	2,075	142,760
Lydall, Inc. (a)	3,361	40,198
MFRI, Inc. (a)	1,400	11,186
Manitowoc Co.	21,195	356,924
Materion Corp. (a)	3,487	128,914
Meritor Inc. (a)	15,639	250,850
Met-Pro Corp.	3,285	37,383
Mine Safety Appliances Co.	5,127	191,442
Mueller Industries, Inc.	6,107	231,516
NACCO Industries, Inc., Class A	839	81,232
NN, Inc. (a)	2,918	43,653
Navistar International Corp. (a)	11,633	656,799
Nordson Corp.	9,837	539,559
Oshkosh Corp. (a)	14,616	422,987
PMFG, Inc. (a)	3,049	60,523
Pentair, Inc.	15,384	620,898
Robbins & Myers, Inc.	6,205	327,934
SPX Corp.	8,062	666,405
Sauer-Danfoss, Inc. (a)	1,793	90,349
Spartan Motors, Inc.	6,638	35,845
Standex International Corp.	1,974	60,543
Sun Hydraulics, Inc.	2,241	107,120
Sypris Solutions, Inc. (a)	2,382	9,814
Tecumseh Products Co., Class A (a)	2,664	27,173
Tennant Co.	2,791	111,445
Terex Corp. (a)	17,615	501,147
Timken Co.	12,546	632,318
Toro Co.	4,908	296,934
Trinity Industries, Inc.	12,568	438,372

Common Stocks	Shares	Value
Industrial Engineering (concluded)
Twin Disc, Inc.	1,600	$61,808
United Capital Corp. (a)	721	21,594
Wabash National Corp. (a)	11,777	110,351
Westinghouse Air Brake Technologies Corp.	7,734	508,278
Williams Controls, Inc.	1,284	14,766
Woodward Governor Co.	9,200	320,712
		17,203,378
Industrial Metals & Mining — 0.9%
Ampco-Pittsburgh Corp.	1,512	35,456
Carpenter Technology Corp.	7,148	412,297
Century Aluminum Co. (a)	9,434	147,642
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	18,347	263,279
Friedman Industries, Inc.	2,234	23,926
Handy & Harman Ltd. (a)	2,093	32,211
Haynes International, Inc.	2,104	130,301
Horsehead Holding Corp. (a)	7,437	99,061
Intrepid Potash, Inc. (a)	6,909	224,543
Kaiser Aluminum Corp.	2,414	131,853
Olympic Steel, Inc.	1,777	48,921
RTI International Metals, Inc. (a)	5,007	192,119
Reliance Steel & Aluminum Co.	11,914	591,530
Southern Copper Corp.	33,866	1,113,175
Steel Dynamics, Inc.	35,210	572,162
Synalloy Corp.	1,552	21,061
USEC, Inc. (a)	20,052	66,974
Universal Stainless & Alloy Products, Inc. (a)	1,483	69,345
Uranium Energy Corp. (a)(b)	12,566	38,452
Uranium Resources, Inc. (a)(b)	20,307	33,913
Worthington Industries, Inc.	9,764	225,548
		4,473,769
Industrial Transportation — 1.5%
Air Transport Services Group, Inc. (a)	9,334	63,938
Aircastle Ltd.	8,029	102,129
Alexander & Baldwin, Inc.	6,597	317,711
Arkansas Best Corp.	4,067	96,510
Atlas Air Worldwide Holdings, Inc. (a)	4,266	253,870
Celadon Group, Inc. (a)	4,093	57,138
Con-way, Inc.	8,758	339,898
Covenant Transport Group, Class A (a)	1,992	15,438
DHT Holdings, Inc.	12,001	45,964
Eagle Bulk Shipping, Inc. (a)	10,861	26,935
Forward Air Corp.	4,814	162,665
Frozen Food Express Industries, Inc. (a)	3,928	14,023
Genco Shipping & Trading Ltd. (a)(b)	5,201	39,112
General Maritime Corp.	18,014	24,319
Genesee & Wyoming, Inc., Class A (a)	6,215	364,448
HUB Group, Inc., Class A (a)	6,190	233,115
Heartland Express, Inc.	8,744	144,801

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	15

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Transportation (concluded)
Horizon Lines, Inc., Class A	8,186	$9,905
International Shipholding Corp.	1,180	25,110
J.B. Hunt Transport Services, Inc.	16,133	759,703
Kansas City Southern (a)	17,528	1,039,936
Kirby Corp. (a)	8,734	494,956
Knight Transportation, Inc.	9,470	160,895
Landstar System, Inc.	7,747	360,081
Marten Transport Ltd.	2,821	60,934
Old Dominion Freight Line, Inc. (a)	7,643	285,084
Overseas Shipholding Group, Inc. (b)	4,231	113,983
P.A.M. Transportation Services, Inc. (a)	1,102	10,877
PHH Corp. (a)	9,070	186,116
Pacer International, Inc. (a)	5,850	27,612
Patriot Transportation Holding, Inc. (a)	1,566	35,031
Quality Distribution, Inc. (a)	3,354	43,669
Railamerica, Inc. (a)	3,619	54,285
SMF Energy Corp. (a)	7,277	10,115
Saia, Inc. (a)	2,809	47,613
Ship Finance International Ltd.	6,929	124,861
Swift Transportation Co. (a)	11,971	162,207
TAL International Group, Inc.	3,802	131,283
Teekay Corp.	6,757	208,656
Textainer Group Holdings Ltd.	2,992	91,974
USA Truck, Inc. (a)	1,752	19,798
UTI Worldwide, Inc.	16,365	322,227
Universal Truckload Services, Inc. (a)	1,309	22,423
Werner Enterprises, Inc.	8,090	202,654
Willis Lease Finance Corp. (a)	1,386	18,475
World Fuel Services Corp.	11,443	411,147
YRC Worldwide Inc. (a)(b)	8,940	10,102
		7,753,726
Leisure Goods — 0.7%
Activision Blizzard, Inc.	67,940	793,539
Arctic Cat, Inc. (a)	2,153	28,915
Brunswick Corp.	14,205	289,782
Callaway Golf Co.	9,798	60,943
DTS, Inc. (a)	2,914	118,163
Drew Industries, Inc.	3,279	81,057
Eastman Kodak Co. (a)(b)	43,323	155,096
Emerson Radio Corp. (a)	4,864	10,020
Escalade, Inc.	1,740	10,510
Glu Mobile, Inc. (a)	7,922	41,749
Jakks Pacific, Inc.	4,558	83,913
Koss Corp.	1,133	7,025
Leapfrog Enterprises, Inc. (a)	6,867	28,979
Majesco Entertainment Co. (a)(b)	6,409	19,355
Marine Products Corp. (a)	2,984	20,052
Meade Instruments Corp. (a)	433	2,156
Nautilus, Inc. (a)	5,484	10,968
Polaris Industries, Inc.	5,093	566,189
Pool Corp.	7,706	229,716

Common Stocks	Shares	Value
Leisure Goods (concluded)
Steinway Musical Instruments, Inc. (a)	1,310	$33,654
THQ, Inc. (a)	11,171	40,439
Take-Two Interactive Software, Inc. (a)	13,860	211,781
Thor Industries, Inc.	6,186	178,404
TiVo, Inc. (a)	19,409	199,719
Universal Electronics, Inc. (a)	2,335	58,982
Winnebago Industries, Inc. (a)	5,405	52,212
		3,333,318
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	9,635	122,461
American Independence Corp. (a)	313	1,815
Amerisafe, Inc. (a)	3,438	77,768
Atlantic American Corp.	1,107	2,314
CNO Financial Group, Inc. (a)	35,973	284,546
Citizens, Inc. (a)(b)	8,114	55,337
Delphi Financial Group, Inc., Class A	7,403	216,242
eHealth, Inc. (a)	4,333	57,889
Employers Holdings, Inc.	5,500	92,235
FBL Financial Group, Inc., Class A	2,225	71,534
Independence Holding Co.	1,914	19,982
Kansas City Life Insurance Co.	713	22,210
National Western Life Insurance Co., Class A	339	54,060
The Phoenix Cos., Inc. (a)	18,818	46,292
Presidential Life Corp.	3,498	36,519
Protective Life Corp.	13,498	312,209
Stancorp Financial Group, Inc.	7,085	298,916
Symetra Financial Corp.	11,940	160,354
		1,932,683
Media — 3.0%
AMC Networks, Inc. (a)	9,401	408,944
AH Belo Corp.	3,525	26,226
Acxiom Corp. (a)	12,954	169,827
Arbitron, Inc.	4,433	183,216
Ascent Media Corp., Class A (a)	2,461	130,359
Avid Technology, Inc. (a)	4,894	92,203
Beasley Broadcasting Group, Inc., Class A (a)	1,665	6,926
Belo Corp., Class A	14,769	111,211
CSS Industries, Inc.	1,288	26,958
CTN Media Group, Inc. (a)	50	—
Charter Communications, Inc. (a)	6,131	332,668
Clear Channel Outdoor Holdings, Inc., Class A (a)	6,462	82,067
ComScore, Inc. (a)	4,812	124,631
Constant Contact, Inc. (a)	5,022	127,458
Courier Corp.	1,957	21,625
Crown Media Holdings, Inc., Class A (a)	6,880	13,141
Cumulus Media, Inc., Class A (a)	4,586	16,051
DG FastChannel, Inc. (a)	4,112	131,790
DISH Network Corp. (a)	33,126	1,015,974

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (continued)
Dex One Corp. (a)	7,374	$18,656
Dolby Laboratories, Inc., Class A (a)	8,361	355,008
DreamWorks Animation SKG, Inc., Class A (a)	10,152	204,055
EW Scripps Co. (a)	5,016	48,505
Emmis Communications Corp., Class A (a)	9,367	10,304
Entercom Communications Corp. (a)	4,015	34,850
Entravision Communications Corp., Class A (a)	7,714	14,271
Factset Research Systems, Inc.	6,908	706,827
Fisher Communications, Inc. (a)	1,058	31,550
Global Traffic Network, Inc. (a)	2,655	30,506
Gray Television, Inc. (a)	8,898	23,491
Harte-Hanks, Inc.	5,848	47,486
Hollywood Media Corp. (a)	10,217	15,326
IHS, Inc., Class A (a)	7,669	639,748
iBEAM Broadcasting Corp.	80	—
interCLICK, Inc. (a)	5,354	42,618
John Wiley & Sons, Inc., Class A	8,441	439,016
Journal Communications, Inc., Class A (a)	6,294	32,540
Knology, Inc. (a)	5,786	85,922
Lamar Advertising Co., Class A (a)	9,433	258,181
Lee Enterprises, Inc. (a)(b)	7,464	6,643
Liberty Global, Inc. (a)	33,735	1,519,424
Liberty Global, Inc., Series C (a)	3,122	133,309
Liberty Media Corp. - Starz, Series A (a)	8,314	625,545
Liberty Media Holding Corp. - Capital (a)	11,881	1,018,796
Liberty Media Holding Corp. - Interactive (a)	94,758	1,589,092
Lin TV Corp., Class A (a)	5,168	25,168
Local.com Corp. (a)(b)	4,961	16,570
LodgeNet Interactive Corp. (a)	5,181	15,698
Marchex, Inc., Class B	3,978	35,325
Martha Stewart Living Omnimedia, Inc., Class A (a)(b)	4,976	21,596
McClatchy Co., Class A (a)(b)	9,167	25,759
Media General, Inc., Class A (a)	2,100	8,022
Meredith Corp.	5,539	172,429
Morningstar, Inc.	4,334	263,421
National CineMedia, Inc.	9,467	160,087
New Frontier Media, Inc. (a)	7,727	10,663
Nexstar Broadcasting Group, Inc., Class A (a)	2,263	18,579
Nielsen Holdings NV (a)	11,503	358,433
Outdoor Channel Holdings, Inc. (a)	3,161	21,621
PDI, Inc. (a)	2,407	17,066
Primedia, Inc.	3,905	27,530
Radio One, Inc., Class D (a)	7,441	13,171
SPAR Group, Inc. (a)	1,400	1,526
Saga Communications, Inc. (a)	659	24,383
Salem Communications Corp., Class A	3,051	10,953
Schawk, Inc.	2,100	34,776
Scholastic Corp.	3,351	89,137

Common Stocks	Shares	Value
Media (concluded)
Sinclair Broadcast Group, Inc., Class A	7,906	$86,808
Sirius XM Radio, Inc. (a)	628,939	1,377,376
Spanish Broadcasting System, Inc., Class A (a)	6,546	4,582
SuperMedia, Inc. (a)	3,079	11,546
TechTarget, Inc. (a)	4,250	32,173
TheStreet.com, Inc.	8,873	27,240
Valassis Communications, Inc. (a)	8,038	243,551
Value Line, Inc.	985	13,209
ValueClick, Inc. (a)	13,825	229,495
Vertro, Inc. (a)	3,817	8,588
Warner Music Group Corp. (a)	9,064	74,506
WebMD Health Corp., Class A (a)	9,685	441,442
WebMediaBrands, Inc. (a)	10,094	13,526
XO Group, Inc. (a)	6,104	60,735
		14,949,634
Mining — 1.3%
AMCOL International Corp.	4,586	175,002
Allied Nevada Gold Corp. (a)	13,376	473,109
Arch Coal, Inc.	33,873	903,054
Cloud Peak Energy, Inc. (a)	9,571	203,862
Coeur d’Alene Mines Corp. (a)	14,231	345,244
Compass Minerals International, Inc.	5,300	456,171
Evergreen Energy, Inc. (a)	5,797	10,377
General Moly, Inc. (a)(b)	12,704	56,660
Hecla Mining Co. (a)	45,537	350,179
James River Coal Co. (a)	6,087	126,731
Molycorp, Inc. (a)	8,963	547,281
Patriot Coal Corp. (a)	14,915	332,008
Royal Gold, Inc.	8,939	523,557
Solitario Exploration & Royalty Corp. (a)	7,850	22,372
Stillwater Mining Co. (a)	16,887	371,683
Timberline Resources Corp. (a)(b)	15,011	11,258
US Gold Corp. (a)	18,270	110,168
Vista Gold Corp. (a)(b)	13,473	38,129
Walter Industries, Inc.	10,487	1,214,395
Westmoreland Coal Co. (a)	2,229	39,565
		6,310,805
Mobile Telecommunications — 0.9%
Atlantic Tele-Network, Inc.	1,706	65,442
Crown Castle International Corp. (a)	39,700	1,619,363
Globalstar, Inc. (a)(b)	12,631	15,536
Leap Wireless International, Inc. (a)	10,413	169,003
NII Holdings, Inc. (a)	27,148	1,150,532
NTELOS Holdings Corp.	4,906	100,181
ORBCOMM, Inc. (a)	7,350	23,006
SBA Communications Corp., Class A (a)	18,863	720,378
Shenandoah Telecom Co.	4,003	68,131
Telephone & Data Systems, Inc.	11,588	360,155

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Mobile Telecommunications (concluded)
Telephone & Data Systems, Inc., Special Shares	2,787	$75,054
USA Mobility, Inc.	3,680	56,157
U.S. Cellular Corp. (a)	2,370	114,755
		4,537,693
Nonlife Insurance — 3.1%
21st Century Holding Co. (a)	3,597	9,784
Affirmative Insurance Holdings, Inc. (a)	3,097	7,278
Alleghany Corp. (a)	1,372	457,027
Allied World Assurance Co. Holdings, Ltd.	6,075	349,798
American Financial Group, Inc.	14,318	511,009
American National Insurance Co.	2,012	155,930
American Safety Insurance Holdings Ltd. (a)	2,044	39,122
AmTrust Financial Services, Inc.	4,129	94,059
Arch Capital Group Ltd. (a)	21,023	671,054
Argo Group International Holdings Ltd.	4,844	143,964
Arthur J. Gallagher & Co.	18,051	515,176
Aspen Insurance Holdings Ltd.	10,192	262,240
Assured Guaranty Ltd.	26,861	438,103
Axis Capital Holdings Ltd.	20,223	626,104
Baldwin & Lyons, Inc., Class B	2,011	46,595
Brown & Brown, Inc.	18,818	482,870
CNA Financial Corp.	4,437	128,895
Donegal Group, Inc., Class A	2,529	32,371
EMC Insurance Group, Inc.	901	17,209
Eastern Insurance Holdings, Inc.	2,127	28,140
Endurance Specialty Holdings Ltd.	6,302	260,462
Enstar Group Ltd. (a)	1,592	166,348
Erie Indemnity Co., Class A	4,522	319,796
Everest Re Group Ltd.	8,025	656,044
FPIC Insurance Group, Inc. (a)	1,565	65,229
First Acceptance Corp. (a)	1,327	2,455
First American Financial Corp.	15,763	246,691
Flagstone Reinsurance Holdings SA	8,867	74,749
Global Indemnity Plc (a)	2,438	54,075
Greenlight Capital Re Ltd. (a)	5,228	137,444
HCC Insurance Holdings, Inc.	18,385	579,127
The Hanover Insurance Group, Inc.	6,833	257,672
Harleysville Group, Inc.	1,954	60,906
Hilltop Holdings, Inc. (a)	7,901	69,845
Horace Mann Educators Corp.	6,198	96,751
Infinity Property & Casualty Corp.	1,987	108,609
InsWeb Corp. (a)	1,498	10,606
Life Partners Holdings, Inc. (b)	2,288	7,871
MBIA, Inc. (a)(b)	25,136	218,432
Maiden Holdings Ltd.	10,714	97,497
Markel Corp. (a)	1,591	631,325
Meadowbrook Insurance Group, Inc.	8,571	84,939
Mercury General Corp.	4,307	170,083
Montpelier Re Holdings Ltd.	9,901	178,218
National Interstate Corp.	1,386	31,739

Common Stocks	Shares	Value
Nonlife Insurance (concluded)
National Security Group, Inc.	120	$1,349
Navigators Group, Inc. (a)	2,416	113,552
Old Republic International Corp.	39,034	458,649
OneBeacon Insurance Group Ltd.	3,195	42,781
PartnerRe Ltd.	10,500	722,925
Platinum Underwriters Holdings Ltd.	5,799	192,759
ProAssurance Corp. (a)	4,710	329,700
RLI Corp. (b)	2,941	182,107
Reinsurance Group of America, Inc.	11,727	713,705
RenaissanceRe Holdings Ltd.	8,174	571,771
Safety Insurance Group, Inc.	2,620	110,145
SeaBright Holdings, Inc.	4,226	41,837
Selective Insurance Group, Inc.	8,311	135,220
State Auto Financial Corp.	2,131	37,143
Tower Group, Inc.	6,118	145,731
Transatlantic Holdings, Inc.	9,795	480,053
Unico American Corp.	819	8,116
United Fire & Casualty Co.	3,667	63,696
Unitrin, Inc.	6,842	203,002
Universal Insurance Holdings, Inc.	5,431	25,363
Validus Holdings Ltd.	11,377	352,118
W.R. Berkley Corp.	19,595	635,662
White Mountains Insurance Group, Inc.	1,035	434,866
		15,605,891
Oil & Gas Producers — 4.0%
ATP Oil & Gas Corp. (a)(b)	7,415	113,524
Atlas Energy,Inc.	12,340	1,234
Abraxas Petroleum Corp. (a)(b)	16,717	64,026
Adams Resources & Energy, Inc.	524	13,362
Alon USA Energy, Inc.	2,109	23,768
Apco Oil and Gas International, Inc.	1,548	134,568
Approach Resources, Inc. (a)	3,687	83,584
BPZ Resources, Inc. (a)(b)	19,145	62,796
Barnwell Industries, Inc. (a)	1,930	9,939
Berry Petroleum Co., Class A	7,556	401,450
Bill Barrett Corp. (a)	6,645	307,996
Brenham Oil+Gas Corp. (a)	5,673	340
Brigham Exploration Co. (a)	18,843	563,971
CREDO Petroleum Corp. (a)	1,977	18,524
CVR Energy, Inc. (a)	14,335	352,928
Callon Petroleum Co. (a)	7,165	50,298
Carrizo Oil & Gas, Inc. (a)	5,713	238,518
Cheniere Energy, Inc. (a)	12,364	113,254
Cimarex Energy Co.	13,655	1,227,858
Clayton Williams Energy, Inc. (a)	1,534	92,117
Cobalt International Energy, Inc. (a)	24,605	335,366
Comstock Resources, Inc. (a)	7,394	212,873
Concho Resources, Inc. (a)	16,490	1,514,606
Contango Oil & Gas Co. (a)	2,250	131,490
Continental Resources, Inc. (a)	9,354	607,168
Delek US Holdings, Inc.	2,745	43,096
Delta Petroleum Corp.	24,435	12,120
Double Eagle Pete & Mining Co. (a)	2,369	20,705
EXCO Resources, Inc.	27,244	480,857

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil & Gas Producers (concluded)
Endeavour International Corp. (a)	6,404	$96,508
Energen Corp.	11,473	648,224
FX Energy, Inc. (a)	8,961	78,678
Forest Oil Corp. (a)	18,254	487,564
Frontier Oil Corp.	17,184	555,215
GMX Resources Inc. (a)	9,437	41,995
Gasco Energy, Inc. (a)	5,700	1,264
GeoMet, Inc. (a)	7,532	8,888
GeoPetro Resources Co. (a)	9,626	3,947
GeoResources, Inc. (a)	3,836	86,272
Goodrich Petroleum Corp. (a)	4,625	85,146
Gulfport Energy Corp. (a)	6,401	190,046
Harvest Natural Resources, Inc. (a)(b)	5,766	63,599
HollyFrontier Corp.	8,648	600,171
Houston American Energy Corp.	3,237	58,687
Kodiak Oil & Gas Corp. (a)	28,684	165,507
Magnum Hunter Resources Corp. (a)	14,334	96,898
McMoRan Exploration Co. (a)	17,640	325,987
Northern Oil And Gas, Inc. (a)(b)	10,437	231,180
Oasis Petroleum, Inc. (a)	7,018	208,294
Panhandle Oil & Gas, Inc.	1,477	43,557
Penn Virginia Corp.	7,246	95,720
PetroHawk Energy Corp. (a)	48,267	1,190,747
Petroleum Development Corp. (a)	3,737	111,774
Petroquest Energy, Inc. (a)	10,269	72,088
Plains Exploration & Production Co. (a)	22,367	852,630
PostRock Energy Corp. (a)	1,910	11,135
Quicksilver Resources, Inc. (a)	19,676	290,418
Ram Energy Resources, Inc. (a)	13,020	16,275
Resolute Energy Corp. (a)	7,794	125,951
Rex Energy Corp. (a)(b)	6,138	63,037
Rosetta Resources, Inc. (a)	8,506	438,399
SM Energy Co.	10,235	752,068
SandRidge Energy, Inc. (a)	61,783	658,607
Southern Union Co.	18,597	746,670
Stone Energy Corp. (a)	7,983	242,603
Swift Energy Co. (a)	6,717	250,343
Syntroleum Corp. (a)(b)	15,133	22,245
Toreador Resources Corp. (a)	4,474	16,599
Tri-Valley Corp. (a)(b)	9,954	5,972
US Energy Corp. Wyoming (a)	6,450	27,541
Ultra Petroleum Corp. (a)	24,240	1,110,192
Vaalco Energy, Inc. (a)	10,091	60,748
Venoco, Inc. (a)	5,024	64,006
W&T Offshore, Inc.	5,755	150,321
Warren Resources, Inc. (a)	12,545	47,796
Western Refining, Inc. (a)(b)	9,244	167,039
Whiting Petroleum Corp. (a)	18,784	1,068,997
Zion Oil & Gas, Inc. (a)(b)	5,827	34,671
		20,004,555
Oil Equipment, Services & Distribution — 2.6%
Atwood Oceanics, Inc. (a)	9,336	411,998

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (concluded)
Basic Energy Services, Inc. (a)	4,321	$135,982
Bolt Technology Corp. (a)	2,562	31,769
Bristow Group, Inc.	5,569	284,130
CARBO Ceramics, Inc.	3,297	537,246
Cal Dive International, Inc. (a)	16,605	99,298
Chart Industries, Inc. (a)	4,774	257,700
Complete Production Services, Inc. (a)	11,935	398,152
Crosstex Energy, Inc.	7,834	93,225
Dawson Geophysical Co. (a)	1,552	53,001
Dresser-Rand Group, Inc. (a)	13,201	709,554
Dril-Quip, Inc. (a)	5,114	346,883
Exterran Holdings, Inc. (a)	10,400	206,232
Flotek Industries, Inc. (a)	8,026	68,382
Geokinetics, Inc. (a)	3,038	23,939
Global Industries Ltd. (a)	17,620	96,558
Gulf Island Fabrication, Inc.	2,385	76,988
Gulfmark Offshore, Inc., Class A (a)	4,444	196,380
Helix Energy Solutions Group, Inc. (a)	16,945	280,609
Hercules Offshore, Inc. (a)	23,209	127,882
Hornbeck Offshore Services, Inc. (a)	4,229	116,297
ION Geophysical Corp. (a)	19,183	181,471
Key Energy Services, Inc. (a)	23,227	418,086
Kinder Morgan, Inc. (a)	16,167	464,478
Lufkin Industries, Inc.	4,956	426,464
Matrix Service Co. (a)	4,939	66,084
McDermott International, Inc. (a)	37,320	739,309
Mitcham Industries, Inc. (a)	2,069	35,794
Natural Gas Services Group (a)	2,824	45,636
Newpark Resources, Inc. (a)	15,475	140,358
OGE Energy Corp.	15,533	781,621
OYO Geospace Corp. (a)	887	88,700
Oceaneering International, Inc.	17,699	716,809
Oil States International, Inc. (a)	8,404	671,564
PHI, Inc. (a)	2,495	54,216
Parker Drilling Co. (a)	19,944	116,672
Patterson-UTI Energy, Inc.	24,972	789,365
Pioneer Drilling Co. (a)	8,466	129,022
RPC, Inc.	8,258	202,651
SEACOR Holdings, Inc.	3,424	342,263
SemGroup Corp. (a)	6,301	161,747
Superior Energy Services, Inc. (a)	12,782	474,723
Tesco Corp. (a)	5,602	108,735
Tetra Technologies, Inc. (a)	12,802	162,969
Tidewater, Inc.	8,387	451,304
Union Drilling, Inc. (a)	3,250	33,442
Unit Corp. (a)	7,749	472,147
		12,827,835
Personal Goods — 1.5%
American Apparel, Inc. (a)	4,944	4,400
Carter’s, Inc. (a)	9,278	285,391
Charles & Colvard Ltd. (a)	4,480	12,275
Cherokee, Inc.	1,946	33,393
Columbia Sportswear Co.	2,308	146,327

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Goods (concluded)
Crocs, Inc. (a)	14,040	$361,530
Culp, Inc. (a)	2,100	19,719
Deckers Outdoor Corp. (a)	6,271	552,726
Elizabeth Arden, Inc. (a)	4,622	134,177
Fossil, Inc. (a)	7,269	855,707
G-III Apparel Group, Ltd. (a)	2,775	95,682
Hanesbrands, Inc. (a)	15,515	442,953
Heelys, Inc. (a)	5,895	13,441
Helen of Troy Ltd. (a)	4,671	161,290
Iconix Brand Group, Inc. (a)	11,795	285,439
Inter Parfums, Inc.	2,450	56,423
Joe’s Jeans, Inc. (a)	11,900	10,115
The Jones Group, Inc.	13,561	147,137
K-Swiss, Inc., Class A (a)(b)	4,901	52,098
Kenneth Cole Productions, Inc., Class A (a)	1,648	20,584
Lacrosse Footwear, Inc.	1,243	17,949
Lakeland Industries, Inc. (a)	1,210	10,600
Liz Claiborne, Inc. (a)(b)	15,847	84,781
Maidenform Brands, Inc. (a)	3,927	108,621
Movado Group, Inc.	2,968	50,782
Nu Skin Enterprises, Inc., Class A	8,984	337,349
Orchids Paper Products Co.	1,900	24,035
Oxford Industries, Inc.	2,448	82,644
Parlux Fragrances, Inc. (a)	4,867	15,623
Perry Ellis International, Inc. (a)	2,219	56,030
Phillips-Van Heusen Corp.	9,942	650,903
Physicians Formula Holdings, Inc. (a)	3,138	12,552
Quiksilver, Inc. (a)	21,380	100,486
Revlon, Inc., Class A (a)	2,276	38,237
Rocky Brands, Inc. (a)	1,562	19,275
Skechers U.S.A., Inc., Class A (a)	5,264	76,223
Steven Madden Ltd. (a)	6,431	241,227
Superior Uniform Group, Inc.	1,500	17,625
Tandy Brands Accessories, Inc. (a)	1,401	2,746
Timberland Co., Class A (a)	6,993	300,489
True Religion Apparel, Inc. (a)	4,429	128,795
Under Armour, Inc., Class A (a)	6,207	479,863
Unifi, Inc. (a)	3,685	50,848
The Warnaco Group, Inc. (a)	7,158	374,005
Weyco Group, Inc.	1,541	37,909
Wolverine World Wide, Inc.	7,789	325,191
		7,335,595
Pharmaceuticals & Biotechnology — 4.7%
AMAG Pharmaceuticals, Inc. (a)	3,744	70,387
ARCA Biopharma, Inc. (a)(b)	4,416	7,110
AVI BioPharma, Inc. (a)(b)	25,525	36,501
Aastrom Biosciences, Inc. (a)(b)	10,467	28,784
Acadia Pharmaceuticals, Inc. (a)	10,082	16,434
Achillion Pharmaceuticals, Inc. (a)	6,828	50,800
Acorda Therapeutics, Inc. (a)	6,495	209,853
Acura Pharmaceuticals, Inc. (a)	3,065	11,862
Adolor Corp. (a)	12,946	25,763
Affymax, Inc. (a)	5,853	40,210
Affymetrix, Inc. (a)	11,538	91,496

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Agenus Inc. (a)	19,812	$15,453
Akorn, Inc. (a)	11,511	80,577
Albany Molecular Research, Inc. (a)	4,172	20,067
Alexion Pharmaceuticals, Inc. (a)	29,095	1,368,338
Alexza Pharmaceuticals, Inc. (a)	11,241	20,459
Alkermes, Inc. (a)	15,318	284,915
Allos Therapeutics, Inc. (a)	11,265	24,107
Alnylam Pharmaceuticals, Inc. (a)	6,397	59,940
Amicus Therapeutics, Inc. (a)	4,082	24,247
Amylin Pharmaceuticals, Inc. (a)	20,978	280,266
Anadys Pharmaceuticals, Inc. (a)	15,079	15,230
Ardea Biosciences, Inc. (a)	3,080	78,417
Arena Pharmaceuticals, Inc. (a)(b)	24,601	33,457
Ariad Pharmaceuticals, Inc. (a)	21,751	246,439
Arqule, Inc. (a)	7,333	45,831
Array Biopharma, Inc. (a)	12,657	28,352
AspenBio Pharma, Inc. (a)	1,794	1,166
Auxilium Pharmaceuticals, Inc. (a)	7,855	153,958
Avanir Pharmaceuticals, Inc. (a)(b)	17,476	58,719
BioCryst Pharmaceuticals, Inc. (a)(b)	5,746	21,950
Biodel, Inc. (a)	7,671	14,345
BioMarin Pharmaceuticals, Inc. (a)	18,060	491,413
BioMimetic Therapeutics, Inc. (a)	4,735	24,243
Biosante Pharmaceuticals, Inc. (a)(b)	16,643	45,768
Cadence Pharmaceuticals, Inc. (a)(b)	6,978	64,198
Caliper Life Sciences, Inc. (a)	8,460	68,611
Capstone Therapeutics Corp. (a)	4,100	1,029
Cel-Sci Corp. (a)(b)	23,000	11,500
Cell Therapeutics, Inc. (a)(b)	29,173	45,947
Celldex Therapeutics, Inc. (a)	8,675	30,796
Cerus Corp. (a)(b)	9,810	29,430
Charles River Laboratories International, Inc. (a)	8,349	339,387
Chelsea Therapeutics International, Inc. (a)	9,603	48,975
Columbia Laboratories, Inc. (a)	12,022	37,148
Cubist Pharmaceuticals, Inc. (a)	9,441	339,782
Cumberland Pharmaceuticals, Inc. (a)	3,595	20,671
Curis, Inc. (a)	14,000	50,120
Cytokinetics, Inc. (a)	15,213	19,016
Cytori Therapeutics, Inc. (a)(b)	8,527	40,844
CytRx Corp. (a)	24,700	17,784
Dendreon Corp. (a)	23,446	924,710
Depomed, Inc. (a)	8,679	70,994
Discovery Laboratories Inc. (a)	6,956	15,651
Durect Corp. (a)	15,462	31,388
Dusa Pharmaceuticals, Inc. (a)	5,150	32,033
Dyax Corp. (a)	18,077	35,792
Dynavax Technologies Corp. (a)	20,168	55,462
Emergent Biosolutions, Inc. (a)	3,963	89,366
Endo Pharmaceuticals Holdings, Inc. (a)	16,673	669,754
Entremed, Inc. (a)	3,870	8,746
Enzo Biochem, Inc. (a)	7,833	33,290

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Enzon Pharmaceuticals, Inc. (a)	9,240	$92,862
EpiCept Corp. (a)	4,465	2,366
Exact Sciences Corp. (a)(b)	8,745	75,207
Exelixis, Inc. (a)	21,062	188,716
Furiex Pharmaceuticals, Inc. (a)	2,008	35,722
GTx, Inc. (a)	4,360	20,884
Gen-Probe, Inc. (a)	7,874	544,487
Genomic Health, Inc. (a)	3,017	84,204
GenVec, Inc. (a)	3,691	11,922
Geron Corp. (a)	22,152	88,830
Halozyme Therapeutics, Inc. (a)	14,815	102,372
Harvard Bioscience, Inc. (a)	5,218	27,812
Hemispherx Biopharma, Inc. (a)	9,683	3,873
Hi-Tech Pharmacal Co., Inc. (a)	1,706	49,355
Human Genome Sciences, Inc. (a)	30,145	739,758
ISTA Pharmaceuticals, Inc. (a)	4,778	36,528
Idenix Pharmaceuticals, Inc. (a)	10,878	54,390
Idera Pharmaceuticals, Inc. (a)	8,325	17,899
Illumina, Inc. (a)	20,020	1,504,503
ImmunoGen, Inc. (a)	12,538	152,838
Immunomedics, Inc. (a)(b)	13,200	53,724
Impax Laboratories, Inc. (a)	10,404	226,703
Incyte Corp. (a)	18,436	349,178
Infinity Pharmaceuticals, Inc. (a)	4,586	37,880
Inovio Pharmaceuticals, Inc. (a)(b)	16,169	9,709
Insmed, Inc. (a)	3,105	37,229
InterMune, Inc. (a)	7,444	266,867
Ironwood Pharmaceuticals, Inc. (a)	7,939	124,801
Isis Pharmaceuticals, Inc. (a)(b)	15,812	144,838
Jazz Pharmaceuticals, Inc. (a)	3,802	126,797
K-V Pharmaceutical Co., Class A (a)(b)	8,151	22,171
Keryx Biopharmaceuticals, Inc. (a)	12,056	57,025
Lexicon Genetics, Inc. (a)	30,850	54,296
Ligand Pharmaceuticals, Inc. (a)	3,287	39,280
Luminex Corp. (a)	7,005	146,405
MAP Pharmaceuticals, Inc. (a)	3,411	54,474
MannKind Corp. (a)(b)	14,749	56,046
Marina Biotech, Inc. (a)	7,456	1,446
Maxygen, Inc.	5,645	30,878
Medicines Co. (a)	8,749	144,446
Medicis Pharmaceutical Corp., Class A	9,810	374,448
Medivation, Inc. (a)(b)	5,876	125,923
Micromet, Inc. (a)	15,536	89,177
Momenta Pharmaceuticals, Inc. (a)	7,317	142,389
Myrexis, Inc. (a)	7,516	26,907
Myriad Genetics, Inc. (a)	13,807	313,557
NPS Pharmaceuticals, Inc. (a)	13,299	125,676
Nabi Biopharmaceuticals (a)	8,363	44,993
Nektar Therapeutics (a)	18,652	135,600
Neurocrine Biosciences, Inc. (a)	9,949	80,089
Novavax, Inc. (a)	18,248	36,861
Obagi Medical Products, Inc. (a)	3,529	33,278
OncoGenex Pharmaceutical, Inc. (a)	1,971	33,566

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Onyx Pharmaceuticals, Inc. (a)	10,126	$357,448
Opko Health, Inc. (a)	26,840	99,040
Optimer Pharmaceuticals, Inc. (a)	7,389	87,855
Orchid Cellmark, Inc. (a)	8,176	22,566
Orexigen Therapeutics, Inc. (a)	8,488	13,496
Osiris Therapeutics, Inc. (a)	4,265	33,011
Oxigene, Inc. (a)(b)	2,431	6,029
PDL BioPharma, Inc.	22,851	134,135
Pain Therapeutics, Inc. (a)	6,577	25,453
Palatin Technologies, Inc. (a)	9,887	12,655
Par Pharmaceutical Cos., Inc. (a)	5,808	191,548
Peregrine Pharmaceuticals, Inc. (a)	14,354	26,698
Perrigo Co.	13,350	1,173,064
Pharmacyclics, Inc. (a)	8,238	86,005
Pharmasset, Inc. (a)	5,913	663,439
Poniard Pharmaceuticals, Inc. (a)	933	218
Pozen, Inc. (a)	5,574	23,411
Prestige Brands Holdings, Inc. (a)	8,318	106,803
Progenics Pharmaceuticals, Inc. (a)(b)	5,943	42,671
Questcor Pharmaceuticals, Inc. (a)	9,165	220,877
RXi Pharmaceuticals Corp. (a)(b)	7,682	7,528
Raptor Pharmaceutical Corp. (a)(b)	5,778	35,766
Regeneron Pharmaceuticals, Inc. (a)	11,497	651,995
Repligen Corp. (a)	6,813	24,799
Repros Therapeutics Inc. (a)	3,316	17,741
Rexahn Pharmaceuticals, Inc. (a)(b)	17,083	21,183
Rigel Pharmaceuticals, Inc. (a)	11,590	106,280
SIGA Technologies, Inc. (a)	7,151	69,651
Salix Pharmaceuticals Ltd. (a)	8,541	340,188
Sangamo Biosciences, Inc. (a)	9,484	55,861
Santarus, Inc. (a)	11,192	37,717
Savient Pharmaceuticals, Inc. (a)(b)	11,751	88,015
Sciclone Pharmaceuticals, Inc. (a)	7,393	44,654
Seattle Genetics, Inc. (a)	16,209	332,609
Sequenom, Inc. (a)	17,022	128,516
Somaxon Pharmaceuticals, Inc. (a)(b)	8,130	17,317
Spectrum Pharmaceuticals, Inc. (a)	9,120	84,497
StemCells, Inc. (a)(b)	22,301	11,820
Strategic Diagnostics, Inc. (a)	6,918	13,905
Sucampo Pharmaceuticals, Inc., Class A (a)	3,091	12,673
SuperGen, Inc. (a)	9,769	29,112
Synta Pharmaceuticals Corp. (a)	7,038	35,401
Targacept, Inc. (a)	4,631	97,575
Techne Corp.	5,896	491,550
Telik, Inc. (a)	12,066	9,411
Theravance, Inc. (a)	11,641	258,547
Threshold Pharmaceuticals, Inc. (a)(b)	10,589	17,684
Transcept Pharmaceuticals, Inc. (a)	1,727	18,911
Trimeris, Inc. (a)	5,088	12,567

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (concluded)
United Therapeutics Corp. (a)	8,302	$457,440
Vanda Pharmaceuticals, Inc. (a)	5,472	39,070
Vertex Pharmaceuticals, Inc. (a)	33,037	1,717,594
Vical, Inc. (a)	12,683	52,254
ViroPharma, Inc. (a)	12,597	233,044
Vivus, Inc. (a)	13,582	110,557
XOMA Ltd. (a)	6,991	16,429
Xenoport, Inc. (a)	6,529	46,486
		23,613,235
Real Estate Investment & Services — 0.6%
American Realty Investors, Inc. (a)	900	2,367
Avatar Holdings, Inc. (a)	1,800	27,378
Brookfield Properties Corp.	40,681	784,330
Consolidated-Tomoka Land Co.	1,237	35,378
Forest City Enterprises, Inc., Class A (a)	19,549	364,980
Forestar Group, Inc. (a)	6,039	99,221
Grubb & Ellis Co. (a)(b)	12,319	3,943
HFF, Inc., Class A (a)	5,360	80,882
The Howard Hughes Corp. (a)	6,084	395,703
Jones Lang LaSalle, Inc.	6,935	653,970
LoopNet, Inc. (a)	5,528	101,605
Market Leader, Inc. (a)	8,238	17,876
Maui Land & Pineapple Co., Inc. (a)	4,079	20,436
Move, Inc. (a)	29,562	64,741
Reis, Inc. (a)	2,347	23,306
The St. Joe Co. (a)(b)	14,665	305,619
Stratus Properties, Inc. (a)	894	11,980
Tejon Ranch Co. (a)	2,671	91,081
Thomas Properties Group, Inc. (a)	7,082	22,733
Transcontinental Realty Investors, Inc. (a)	393	861
ZipRealty, Inc. (a)	6,784	15,603
		3,123,993
Real Estate Investment Trusts (REITs) — 7.4%
ARMOUR Residential REIT, Inc.	13,195	96,983
Acadia Realty Trust	6,967	141,639
Agree Realty Corp.	2,200	49,126
Alexander’s, Inc.	553	219,541
Alexandria Real Estate Equities, Inc.	9,720	752,522
American Campus Communities, Inc.	10,693	379,815
American Capital Agency Corp.	20,243	589,274
Annaly Capital Management, Inc.	126,540	2,282,782
Anworth Mortgage Asset Corp.	18,925	142,127
Apollo Commercial Real Estate Finance, Inc.	4,314	69,542
Arbor Realty Trust, Inc. (a)	3,816	17,859
Arlington Asset Investment Corp.	1,230	38,610
Ashford Hospitality Trust, Inc.	10,060	125,247
Associated Estates Realty Corp.	7,581	123,191
BRE Properties	11,723	584,743
BRT Realty Trust (a)	3,185	20,097
BioMed Realty Trust, Inc.	20,643	397,171
Brandywine Realty Trust	21,301	246,879

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CBL & Associates Properties, Inc.	22,556	$408,940
Camden Property Trust	11,217	713,626
Capital Trust, Inc. (a)	4,722	18,274
CapLease, Inc.	12,370	60,737
Capstead Mortgage Corp.	12,580	168,572
Cedar Shopping Centers, Inc.	9,332	48,060
Chatham Lodging Trust	3,044	49,039
Chesapeake Lodging Trust	5,848	99,767
Chimera Investment Corp.	166,304	575,412
Cogdell Spencer, Inc.	10,614	63,578
Colonial Properties Trust	13,250	270,300
Colony Financial, Inc.	5,988	108,203
CommonWealth REIT	10,966	283,361
Corporate Office Properties Trust	10,974	341,401
Cousins Properties, Inc.	13,336	113,889
Cypress Sharpridge Investments, Inc.	15,169	194,315
DCT Industrial Trust, Inc.	39,535	206,768
Developers Diversified Realty Corp.	36,015	507,811
DiamondRock Hospitality Co.	26,787	287,424
Digital Realty Trust, Inc. (b)	15,369	949,497
Douglas Emmett, Inc.	19,943	396,666
Duke Realty Corp.	40,305	564,673
Dupont Fabros Technology, Inc.	9,624	242,525
Eastgroup Properties, Inc.	4,522	192,230
Education Realty Trust, Inc.	12,595	107,939
Entertainment Properties Trust	7,689	359,076
Equity Lifestyle Properties, Inc.	6,112	381,633
Equity One, Inc.	8,727	162,671
Essex Property Trust, Inc.	5,198	703,237
Extra Space Storage, Inc.	14,224	303,398
Federal Realty Investment Trust	9,938	846,519
FelCor Lodging Trust, Inc. (a)	21,228	113,145
First Industrial Realty Trust, Inc. (a)	13,398	153,407
First Potomac Realty Trust	8,512	130,319
Franklin Street Properties Corp.	11,599	149,743
General Growth Properties Inc.	63,014	1,051,704
Getty Realty Corp.	4,818	121,558
Gladstone Commercial Corp.	3,327	57,657
Glimcher Realty Trust	17,012	161,614
Government Properties Income Trust	5,323	143,827
Gramercy Capital Corp. (a)	7,657	23,201
Hatteras Financial Corp.	11,867	335,005
Healthcare Realty Trust, Inc.	11,338	233,903
Hersha Hospitality Trust	25,261	140,704
Highwoods Properties, Inc.	10,450	346,208
Home Properties, Inc.	6,125	372,890
Hospitality Properties Trust	19,761	479,204
Inland Real Estate Corp.	13,142	116,044
InvesCo. Mortgage Capital, Inc.	11,461	242,171
Investors Real Estate Trust	14,006	121,292
iStar Financial, Inc. (a)	14,920	121,001
Kilroy Realty Corp.	9,198	363,229
Kite Realty Group Trust	10,224	50,916
LTC Properties, Inc.	5,140	142,995
LTC-Amerivest Liquidating Trust	4,400	—

See Notes to Financial Statements.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
LaSalle Hotel Properties	12,182	$320,874
Lexington Corporate Properties Trust (b)	22,206	202,741
Liberty Property Trust	18,242	594,324
MFA Financial, Inc.	53,689	431,660
MPG Office Trust, Inc. (a)(b)	9,526	27,244
The Macerich Co.	20,731	1,109,108
Mack-Cali Realty Corp.	13,887	457,438
Medical Properties Trust, Inc.	18,471	212,416
Mid-America Apartment Communities, Inc.	5,514	372,030
Mission West Properties, Inc.	5,252	46,113
Monmouth Real Estate Investment Corp., Class A	8,028	67,837
National Health Investors, Inc.	3,832	170,256
National Retail Properties, Inc.	13,443	329,488
Nationwide Health Properties, Inc.	20,261	839,008
New York Mortgage Trust, Inc.	2,819	21,002
NorthStar Realty Finance Corp.	16,385	66,032
Omega Healthcare Investors, Inc.	16,704	350,951
One Liberty Properties, Inc.	2,734	42,213
PMC Commercial Trust	3,323	27,415
PS Business Parks, Inc.	2,912	160,451
Parkway Properties, Inc.	3,723	63,514
Pebblebrook Hotel Trust	8,597	173,573
Pennsylvania Real Estate Investment Trust	9,206	144,534
PennyMac Mortgage Investment Trust (c)	4,147	68,716
Piedmont Office Realty Trust, Inc.	27,681	564,416
Post Properties, Inc.	8,010	326,488
Potlatch Corp.	6,355	224,141
RAIT Investment Trust (a)(b)	16,222	34,066
Ramco-Gershenson Properties Trust	6,954	86,091
Rayonier, Inc.	12,996	849,289
Realty Income Corp.	20,033	670,905
Redwood Trust, Inc.	10,798	163,266
Regency Centers Corp.	13,164	578,821
Resource Capital Corp.	12,586	79,544
Roberts Realty Investors, Inc. (a)	1,339	2,477
SL Green Realty Corp.	12,595	1,043,748
Sabra Healthcare REIT Inc.	5,059	84,536
Saul Centers, Inc.	1,512	59,527
Senior Housing Properties Trust	23,017	538,828
Sovran Self Storage, Inc.	4,447	182,327
Starwood Property Trust, Inc.	15,075	309,188
Strategic Hotel Capital, Inc. (a)	23,865	168,964
Sun Communities, Inc.	3,669	136,890
Sunstone Hotel Investors, Inc. (a)	19,069	176,770
Supertel Hospitality, Inc. (a)	10,690	9,836
Tanger Factory Outlet Centers, Inc.	13,166	352,454
Taubman Centers, Inc.	9,229	546,357
Terreno Realty Corp.	3,159	53,735
U-Store-It Trust	14,273	150,152
UDR, Inc.	30,571	750,518
UMH Properties, Inc.	4,885	52,269

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Universal Health Realty Income Trust	1,861	$74,403
Urstadt Biddle Properties, Inc.	1,300	21,905
Urstadt Biddle Properties, Inc., Class A	3,322	60,161
Walter Investment Management Corp.	4,753	105,469
Washington Real Estate Investment Trust	10,503	341,558
Weingarten Realty Investors	19,222	483,625
Winthrop Realty Trust	4,508	53,826
		36,813,914
Software & Computer Services — 5.2%
ACI Worldwide, Inc. (a)	5,640	190,463
AOL, Inc. (a)	17,558	348,702
Accelrys, Inc. (a)	10,064	71,555
Actuate Corp. (a)	8,953	52,375
Advent Software, Inc. (a)	5,536	155,949
Allscripts Healthcare Solutions, Inc. (a)	30,271	587,863
American Software, Class A	4,692	38,991
Analysts International Corp. (a)	2,328	7,543
Ansys, Inc. (a)	14,899	814,528
Ariba, Inc. (a)	15,210	524,289
Aspen Technology, Inc. (a)	15,462	265,637
athenahealth, Inc. (a)	5,840	240,024
Atrinsic, Inc. (a)(b)	3,100	9,920
Authentidate Holding Corp. (a)(b)	12,644	15,173
BSQUARE Corp. (a)	2,557	16,032
BigBand Networks, Inc. (a)	9,950	21,591
Blackbaud, Inc.	7,314	202,744
Blackboard, Inc. (a)	5,901	256,044
Bottomline Technologies, Inc. (a)	5,525	136,523
CACI International, Inc., Class A (a)	4,883	308,020
CSG Systems International, Inc. (a)	5,665	104,689
Cadence Design Systems, Inc. (a)	43,697	461,440
Calix, Inc. (a)	5,760	119,923
Callidus Software, Inc. (a)	7,175	41,974
Ciber, Inc. (a)	10,449	57,992
Clearwire Corp., Class A (a)	17,433	65,897
Cogent Communications Group, Inc. (a)	8,316	141,455
CommVault Systems, Inc. (a)	6,729	299,104
Computer Programs & Systems, Inc.	1,907	121,056
Concur Technologies, Inc. (a)	7,663	383,686
Crexendo, Inc.	3,629	17,964
DST Systems, Inc.	5,905	311,784
DealerTrack Holdings, Inc. (a)	6,712	154,040
Deltek, Inc. (a)	4,646	34,799
DemandTec, Inc. (a)	5,861	53,335
Digimarc Corp. (a)	1,594	55,838
Digital River, Inc. (a)	6,728	216,372
Dynamics Research Corp. (a)	2,023	27,594
EPIQ Systems, Inc.	5,689	80,898
EarthLink, Inc.	19,323	148,690

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services (continued)
Ebix, Inc. (a)(b)	5,425	$103,346
Equinix, Inc. (a)	7,578	765,530
Evolve Software, Inc. (a)	2	—
Evolving Systems, Inc.	2,449	17,510
Fair Isaac Corp.	6,546	197,689
FalconStor Software, Inc. (a)	7,449	33,372
Forrester Research, Inc.	2,453	80,851
Fortinet, Inc. (a)	15,624	426,379
GSE Systems, Inc. (a)	5,737	12,392
Gartner, Inc. (a)	13,404	540,047
Guidance Software, Inc. (a)	3,404	27,743
The Hackett Group, Inc. (a)	7,300	37,157
IAC/InterActiveCorp. (a)	14,462	552,015
ICG Group, Inc. (a)	6,951	85,011
iGate Corp.	4,177	68,169
Immersion Corp. (a)	5,362	45,738
Informatica Corp. (a)	17,111	999,796
Infospace, Inc. (a)	7,362	67,141
Innodata Corp. (a)	7,929	21,012
Interactive Intelligence, Inc. (a)	2,579	90,394
Internap Network Services Corp. (a)	9,214	67,723
Internet Media Services, Inc. (a)	1,030	51
Ipass, Inc. (a)	9,814	14,917
j2 Global Communications, Inc. (a)	7,930	223,864
JDA Software Group, Inc. (a)	7,015	216,693
KIT Digital, Inc. (a)(b)	6,835	81,610
Kenexa Corp. (a)	4,059	97,335
Keynote Systems, Inc.	2,751	59,504
Lawson Software, Inc. (a)	23,202	260,326
Limelight Networks, Inc. (a)	12,353	56,330
LivePerson, Inc. (a)	8,354	118,126
LogMeIn, Inc. (a)	2,841	109,577
LookSmart, Ltd. (a)	9,057	13,676
Magma Design Automation, Inc. (a)	10,541	84,223
Manhattan Associates, Inc. (a)	3,734	128,599
Mastech Holdings, Inc. (a)	688	2,339
MedAssets, Inc. (a)	8,563	114,402
Medidata Solutions, Inc. (a)	4,188	99,968
Mentor Graphics Corp. (a)	17,850	228,658
Merge Healthcare, Inc. (a)	10,412	54,142
Meru Networks, Inc. (a)(b)	2,243	26,938
MicroStrategy, Inc., Class A (a)	1,434	233,283
Monotype Imaging Holdings, Inc. (a)	4,336	61,268
NCI, Inc., Class A (a)	1,565	35,557
NIC, Inc.	11,535	155,261
NetScout Systems, Inc. (a)	5,636	117,736
NetSuite, Inc. (a)	4,901	192,119
Nuance Communications, Inc. (a)	36,634	786,532
Openwave Systems, Inc. (a)	15,360	35,174
Opnet Technologies, Inc.	2,465	100,917
PC-Tel, Inc. (a)	4,095	26,536
PDF Solutions, Inc. (a)(b)	4,992	29,752
PROS Holdings, Inc. (a)	3,784	66,182
Parametric Technology Corp. (a)	19,150	439,109
Pegasystems, Inc.	2,743	127,687
Perficient, Inc. (a)	6,083	62,412

Common Stocks	Shares	Value
Software & Computer Services (concluded)
Premiere Global Services, Inc. (a)	8,485	$67,710
Progress Software Corp. (a)	10,942	264,030
QAD, Inc. (a)	1,349	12,546
QAD, Inc. (a)	680	6,950
QLIK Technologies, Inc. (a)	9,455	322,037
Quality Systems, Inc.	3,028	264,344
Quest Software, Inc. (a)	10,187	231,550
Rackspace Hosting, Inc. (a)	17,665	755,002
Renaissance Learning, Inc.	1,973	24,741
RightNow Technologies, Inc. (a)	4,414	143,014
Rosetta Stone, Inc. (a)	2,275	36,718
Rovi Corp. (a)	18,114	1,039,019
S1 Corp. (a)	9,355	69,975
SAVVIS, Inc. (a)	7,707	304,658
SRA International, Inc., Class A (a)	6,888	212,977
SRS Labs Inc. (a)	2,800	26,852
Saba Software, Inc. (a)	6,045	54,586
Sapient Corp. (a)	17,687	265,836
Scientific Learning Corp. (a)	5,893	18,327
Selectica, Inc. (a)	570	2,850
Smith Micro Software, Inc. (a)	5,587	23,521
Softbrands, Inc.	114	2
SolarWinds, Inc. (a)	6,452	168,655
Solera Holdings, Inc.	11,462	678,092
Sourcefire, Inc. (a)	4,797	142,567
SuccessFactors, Inc. (a)	12,971	381,347
Support.com, Inc. (a)	9,521	45,701
Synchronoss Technologies, Inc. (a)	5,040	159,919
Synopsys, Inc. (a)	24,160	621,154
Syntel, Inc.	2,556	151,111
TIBCO Software, Inc. (a)	26,879	780,029
Taleo Corp., Class A (a)	6,685	247,546
TeleCommunication Systems, Inc., Class A (a)	8,584	41,461
Tyler Technologies, Inc. (a)	5,664	151,682
Ultimate Software Group, Inc. (a)	4,559	248,146
Unisys Corp. (a)	6,421	165,020
United Online, Inc.	15,647	94,351
VASCO Data Security International, Inc. (a)	4,910	61,129
VMware, Inc. (a)	10,225	1,024,852
VirnetX Holding Corp. (b)	6,908	199,918
Virtusa Corp. (a)	3,029	57,400
Vocus, Inc. (a)	3,474	106,339
Wave Systems Corp., Class A (a)(b)	16,519	46,584
Web.Com Group, Inc. (a)	5,723	70,507
Websense, Inc. (a)	6,102	158,469
Zanett, Inc. (a)	3,536	2,476
Zix Corp. (a)	12,496	47,985
		25,861,999
Support Services — 3.8%
A.M. Castle & Co. (a)	3,325	55,228
ABM Industries, Inc.	6,859	160,089
AMN Healthcare Services, Inc. (a)	6,684	55,611
AMREP Corp. (a)	500	4,585
APAC Customer Services, Inc. (a)	6,987	37,241

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Support Services (continued)
Acacia Research - Acacia Technologies (a)	6,771	$248,428
The Advisory Board Co. (a)	2,688	155,581
Alliance Data Systems Corp. (a)	8,398	790,000
American Dental Partners, Inc. (a)	3,213	41,641
American Reprographics Co. (a)	6,149	43,473
Applied Industrial Technologies, Inc.	5,946	211,737
Arcadia Resources, Inc. (a)	18,770	1,408
Barnes Group, Inc.	6,799	168,683
Barrett Business Services, Inc.	1,450	20,764
Black Box Corp.	2,618	81,865
The Brink’s Co.	7,329	218,624
Broadridge Financial Solutions LLC	20,221	486,720
CBIZ, Inc. (a)	7,021	51,675
CDI Corp.	2,270	30,168
CRA International, Inc. (a)	2,021	54,749
Cardtronics, Inc. (a)	6,066	142,248
Casella Waste Systems, Inc. (a)	5,282	32,220
Cass Information Systems, Inc.	1,584	59,812
Cenveo, Inc. (a)	10,615	67,936
Champion Industries, Inc. (a)	3,410	4,535
Clean Harbors, Inc. (a)	3,794	391,731
Coinstar, Inc. (a)(b)	4,765	259,883
Comfort Systems USA, Inc.	6,188	65,655
Consolidated Graphics, Inc. (a)	1,754	96,382
Convergys Corp. (a)	17,274	235,617
CoreLogic, Inc. (a)	17,327	289,534
Corporate Executive Board Co.	5,500	240,075
Corrections Corp. of America (a)	17,644	381,993
CoStar Group, Inc. (a)	3,464	205,346
Crawford & Co., Class B	4,940	34,926
Cross Country Healthcare, Inc. (a)	5,581	42,416
DXP Enterprises, Inc. (a)	1,744	44,210
Deluxe Corp.	8,257	204,031
Dice Holdings, Inc. (a)	8,524	115,245
DigitalGlobe, Inc. (a)	4,596	116,784
Document Security Systems, Inc. (a)	5,925	18,605
The Dolan Co. (a)	5,142	43,553
ENGlobal Corp. (a)	5,145	15,589
Emdeon, Inc., Class A (a)	7,511	98,544
EnergySolutions, Inc.	14,310	70,691
Ennis, Inc.	4,246	73,880
Euronet Worldwide, Inc. (a)	7,998	123,249
ExlService Holdings, Inc. (a)	3,083	71,217
Exponent, Inc. (a)	2,558	111,299
FTI Consulting, Inc. (a)	6,812	258,447
Franklin Covey Co. (a)	3,300	31,944
Frontline Capital Group	300	—
Fuel Tech, Inc. (a)	3,687	24,445
Furmamite Corp. (a)	6,613	52,507
G&K Services, Inc., Class A	2,944	99,684
GP Strategies Corp. (a)	3,156	43,111
Genpact Ltd. (a)	17,050	293,942
The Geo Group, Inc. (a)	10,515	242,160
GeoEye, Inc. (a)	3,576	133,742
Global Cash Access, Inc. (a)	5,824	18,520

Common Stocks	Shares	Value
Support Services (continued)
Global Payments, Inc.	13,060	$666,060
Harris Interactive, Inc. (a)	12,240	10,404
Heartland Payment Systems, Inc.	6,319	130,171
Heidrick & Struggles International, Inc.	2,800	63,392
Hudson Highland Group, Inc. (a)	5,909	31,613
Huron Consulting Group, Inc. (a)	3,847	116,218
ICF International, Inc. (a)	3,081	78,196
Innerworkings, Inc. (a)	5,202	43,385
Insperity Inc.	3,800	112,518
Interline Brands, Inc. (a)	5,231	96,094
Jack Henry & Associates, Inc.	13,993	419,930
Kaman Corp., Class A	4,155	147,378
Kelly Services, Inc., Class A (a)	4,545	74,993
Kforce, Inc. (a)	6,756	88,369
Korn/Ferry International (a)	7,558	166,200
Lawson Products, Inc.	376	7,396
Lender Processing Services, Inc.	13,948	291,653
Lincoln Educational Services Corp.	3,628	62,220
Lionbridge Technologies, Inc. (a)	11,307	35,956
M&F Worldwide Corp. (a)	1,691	43,695
MAXIMUS, Inc.	2,798	231,479
MSC Industrial Direct Co., Class A	7,032	466,292
MWI Veterinary Supply, Inc. (a)	2,085	168,405
Management Network Group, Inc. (a)	780	2,044
Manpower, Inc.	13,010	697,987
McGrath RentCorp	3,898	109,456
Metalico, Inc. (a)	8,031	47,383
Michael Baker Corp. (a)	1,409	29,758
Mistras Group, Inc. (a)	3,142	50,900
Mobile Mini, Inc. (a)	6,349	134,535
Moduslink Global Solutions, Inc.	8,161	36,561
Nalco Holding Co.	22,113	614,963
Navigant Consulting, Inc. (a)	8,496	89,123
NeuStar, Inc., Class A (a)	10,500	275,100
Odyssey Marine Exploration, Inc. (a)(b)	13,461	42,133
On Assignment, Inc. (a)	6,574	64,622
Online Resources Corp. (a)	5,364	17,487
PRGX Global, Inc. (a)	4,070	29,101
Park-Ohio Holdings Corp. (a)	1,500	31,710
Perma-Fix Environmental Services (a)	14,081	19,573
PowerSecure International, Inc. (a)(b)	3,749	27,068
Quad/Graphics, Inc.	4,205	163,406
RSC Holdings, Inc. (a)	10,540	126,058
Rentrak Corp. (a)	2,028	35,977
Resources Connection, Inc.	7,751	93,322
SFN Group, Inc. (a)	8,412	76,465
SYKES Enterprises, Inc. (a)	6,949	149,612
Schnitzer Steel Industries, Inc., Class A	3,914	225,446
School Specialty, Inc. (a)	2,636	37,932
Sharps Compliance Corp. (a)	3,400	14,314
The Standard Register Co.	2,775	8,741
Startek, Inc. (a)	3,021	10,422

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Support Services (concluded)
Team, Inc. (a)	3,384	$81,656
TeleTech Holdings, Inc. (a)	5,143	108,414
Tetra Tech, Inc. (a)	10,298	231,705
Tier Technologies, Inc., Class B (a)	3,113	15,565
Towers Watson & Co.	8,828	580,088
TrueBlue, Inc. (a)	7,333	106,182
URS Corp. (a)	12,531	560,637
US Ecology, Inc.	3,353	57,336
Unifirst Corp.	2,432	136,654
United Rentals, Inc. (a)	10,233	259,918
United Stationers, Inc.	7,400	262,182
Universal Technical Institute, Inc.	3,539	69,966
Verisk Analytics, Inc. (a)	19,453	673,463
Viad Corp.	3,276	73,022
VistaPrint NV (a)	6,500	311,025
Waste Connections, Inc.	18,562	588,972
Wright Express Corp. (a)	6,218	323,771
		19,027,750
Technology Hardware & Equipment — 6.5%
3D Systems Corp. (a)	7,121	140,355
ATMI, Inc. (a)	5,004	102,232
AXT, Inc. (a)	5,610	47,573
Acme Packet, Inc. (a)	9,614	674,230
Adtran, Inc.	10,309	399,061
Advanced Analogic Technologies, Inc. (a)	7,365	44,595
Advanced Energy Industries, Inc. (a)	5,874	86,876
Agilysys, Inc. (a)	2,906	24,236
Alliance Fiber Optic Products, Inc. (a)	1,682	14,230
Amkor Technology, Inc. (a)	15,400	95,018
Amtech Systems, Inc. (a)	1,726	35,625
Anadigics, Inc. (a)	11,928	38,289
Applied Micro Circuits Corp. (a)	10,875	96,352
Arris Group, Inc. (a)	19,752	229,321
Aruba Networks, Inc. (a)	13,659	403,623
Atmel Corp. (a)	68,717	966,848
Audiovox Corp., Class A (a)	3,047	23,035
AuthenTec, Inc. (a)	8,636	23,835
Aviat Networks, Inc. (a)	10,738	42,308
Aware, Inc. (a)	5,193	15,579
Axcelis Technologies, Inc. (a)	18,177	29,810
Blue Coat Systems, Inc. (a)	7,086	154,900
Brightpoint, Inc. (a)	11,360	92,130
Brocade Communications Systems, Inc. (a)	72,185	466,315
Brooks Automation, Inc. (a)	10,661	115,778
Cabot Microelectronics Corp. (a)	3,757	174,588
CalAmp Corp. (a)	6,120	18,544
Cavium, Inc. (a)	7,995	348,502
Ceva, Inc. (a)	3,918	119,342
Ciena Corp. (a)	15,003	275,755
Cirrus Logic, Inc. (a)	10,934	173,851
Cohu, Inc.	3,477	45,583

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Comtech Telecommunications Corp.	4,366	$122,423
Concurrent Computer Corp. (a)	2,830	17,716
Cray, Inc. (a)	6,145	39,328
Cree, Inc. (a)	17,489	587,456
Cymer, Inc. (a)	4,441	219,874
Cypress Semiconductor Corp. (a)	27,087	572,619
DSP Group, Inc. (a)	4,262	37,079
Dataram Corp. (a)	6,622	9,999
Dialogic, Inc. (a)	3,072	13,824
Diebold, Inc.	10,614	329,140
Digi International, Inc. (a)	4,315	56,095
Diodes, Inc. (a)	5,639	147,178
Ditech Networks, Inc. (a)	8,978	10,594
Dot Hill Systems Corp. (a)	10,727	30,465
Dycom Industries, Inc. (a)	5,980	97,713
EMS Technologies, Inc. (a)	2,648	87,305
EchoStar Holding Corp. (a)	6,434	234,391
Electronics for Imaging, Inc. (a)	7,758	133,593
Emcore Corp. (a)(b)	15,059	41,262
Emulex Corp. (a)	14,344	123,358
Entegris, Inc. (a)	21,705	219,655
Entropic Communications, Inc. (a)(b)	11,739	104,360
Exar Corp. (a)	6,601	41,784
Extreme Networks, Inc. (a)	15,769	51,092
FSI International, Inc. (a)	6,525	17,878
Fairchild Semiconductor International, Inc. (a)	20,479	342,204
FiberTower Corp. (a)	10,683	12,820
Finisar Corp. (a)	14,506	261,543
Formfactor, Inc. (a)	8,471	76,747
GSI Technology, Inc. (a)	3,599	25,913
GTSI Corp. (a)	2,177	11,690
Garmin Ltd.	19,338	638,734
Gerber Scientific, Inc. (a)	4,467	49,718
GigOptix, Inc. (a)	723	1,453
Globecomm Systems, Inc. (a)	4,132	64,294
Harmonic, Inc. (a)	19,051	137,739
Hittite Microwave Corp. (a)	4,447	275,314
Hutchinson Technology, Inc. (a)	5,295	12,020
Hypercom Corp. (a)	7,914	77,795
ICO Global Communications Holdings Ltd. (a)	21,203	58,732
ID Systems, Inc. (a)	3,969	18,456
IXYS Corp. (a)	4,222	63,246
Identive Group, Inc. (a)	9,238	21,432
iGO, Inc. (a)	8,187	13,345
Ikanos Communications, Inc. (a)	8,600	10,578
Imation Corp. (a)	5,060	47,766
Infinera Corp. (a)	16,355	113,013
Infosonics Corp. (a)	3,600	2,592
Ingram Micro, Inc., Class A (a)	24,714	448,312
Insight Enterprises, Inc. (a)	7,451	131,957
Integral Systems, Inc. (a)	3,678	44,761

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Integrated Device Technology, Inc. (a)	24,624	$193,545
Integrated Silicon Solutions, Inc. (a)	4,472	43,244
InterDigital, Inc.	7,083	289,341
Intermec, Inc. (a)	7,746	85,516
International Rectifier Corp. (a)	11,019	308,201
Intersil Corp., Class A	19,689	253,004
Ixia (a)	8,440	108,032
KVH Industries, Inc. (a)	2,793	29,690
Kopin Corp. (a)	11,681	55,018
Kulicke & Soffa Industries, Inc. (a)	11,533	128,478
LRAD Corp. (a)	6,254	17,198
LTX-Credence Corp. (a)	8,341	74,569
Lam Research Corp. (a)	19,848	878,869
Lantronix, Inc. (a)	3,162	8,000
Lattice Semiconductor Corp. (a)	19,074	124,362
Loral Space & Communications Ltd. (a)	1,886	131,020
MIPS Technologies, Inc. (a)	9,304	64,291
MKS Instruments, Inc.	8,333	220,158
Marvell Technology Group Ltd. (a)	83,891	1,238,651
Mattson Technology, Inc. (a)	11,237	21,350
Maxim Integrated Products, Inc.	47,404	1,211,646
MaxLinear, Inc., Class A (a)	2,382	20,628
Mercury Computer Systems, Inc. (a)	4,783	89,346
Micrel, Inc.	7,890	83,476
Micros Systems, Inc. (a)	13,104	651,400
Microsemi Corp. (a)	13,886	284,663
Mindspeed Technologies, Inc. (a)	5,593	44,744
Monolithic Power Systems, Inc. (a)	5,684	87,647
MoSys, Inc. (a)	6,968	40,066
NCR Corp. (a)	25,646	484,453
NETGEAR, Inc. (a)	5,970	261,008
Nanometrics, Inc. (a)	3,600	68,364
NetList, Inc. (a)(b)	6,978	14,375
Netlogic Microsystems, Inc. (a)	11,058	446,964
Network Engines, Inc. (a)	7,500	8,250
Network Equipment Technologies, Inc. (a)	7,661	16,854
Neutral Tandem, Inc. (a)	6,038	105,182
Novatel Wireless, Inc. (a)	5,930	32,496
ON Semiconductor Corp. (a)	71,177	745,223
Oclaro, Inc. (a)	8,215	55,205
Omnivision Technologies, Inc. (a)	8,692	302,569
Oplink Communications, Inc. (a)	3,304	61,554
OpNext, Inc. (a)	9,071	20,682
Optical Cable Corp.	3,094	12,531
Overland Storage, Inc. (a)	5,952	16,547
PAR Technology Corp. (a)	2,549	9,737
PC Connection, Inc. (a)	3,000	24,840
PLX Technology, Inc. (a)	8,740	30,328
PMC-Sierra, Inc. (a)	37,236	281,877
ParkerVision, Inc. (a)(b)	4,428	2,524
Performance Technologies, Inc. (a)	1,109	2,207
Pericom Semiconductor Corp. (a)	4,392	39,264
Photronics, Inc. (a)	8,900	75,383

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Pixelworks, Inc. (a)	4,869	$11,929
Plantronics, Inc.	7,583	277,007
Polycom, Inc. (a)	14,190	912,417
Power Integrations, Inc.	4,565	175,433
Preformed Line Products Co.	447	31,817
Presstek, Inc. (a)	7,696	12,544
QLogic Corp. (a)	16,810	267,615
Quantum Corp. (a)	37,347	123,245
QuickLogic Corp. (a)	8,152	27,472
RF Micro Devices, Inc. (a)	43,572	266,661
Radiant Systems, Inc. (a)	6,177	129,099
Radisys Corp. (a)	3,946	28,766
Rambus, Inc. (a)	15,759	231,342
Rimage Corp.	1,903	25,557
Riverbed Technology, Inc. (a)	23,732	939,550
Rudolph Technologies, Inc. (a)	5,547	59,408
STEC, Inc. (a)	6,882	117,063
SYNNEX Corp. (a)	3,732	118,304
ScanSource, Inc. (a)	4,280	160,414
SeaChange International, Inc. (a)	4,926	53,102
Seagate Technology (a)	68,479	1,106,621
Semtech Corp. (a)	10,414	284,719
Shoretel, Inc. (a)	4,618	47,104
Sigma Designs, Inc. (a)	5,336	40,767
Silicon Graphics International Corp. (a)	4,907	84,400
Silicon Image, Inc. (a)	13,433	86,777
Silicon Laboratories, Inc. (a)(b)	7,053	291,007
Skyworks Solutions, Inc. (a)	29,741	683,448
Smart Modular Technologies WWH, Inc. (a)	9,523	87,231
Sonic Foundry, Inc. (a)	1,344	17,002
Sonus Networks, Inc. (a)	34,942	113,212
Standard Microsystems Corp. (a)	3,672	99,107
Stratasys, Inc. (a)	3,558	119,905
Super Micro Computer, Inc. (a)	4,450	71,600
Superconductor Technologies, Inc. (a)(b)	7,509	17,271
Supertex, Inc. (a)	1,906	42,694
Sycamore Networks, Inc.	3,263	72,569
Symmetricom, Inc. (a)	7,895	46,028
Synaptics, Inc. (a)	5,553	142,934
Systemax, Inc. (a)	741	11,071
TNS, Inc. (a)	4,346	72,144
Tech Data Corp. (a)	7,362	359,928
Tegal Corp. (a)	409	859
Tekelec (a)	9,976	91,081
Telular Corp.	3,516	21,694
Tessera Technologies, Inc. (a)	8,122	139,211
Transact Technologies, Inc. (a)	2,096	24,523
Transwitch Corp. (a)	5,338	16,494
Trident Microsystems, Inc. (a)	14,102	9,730
TriQuint Semiconductor, Inc. (a)	26,245	267,437
UTStarcom Holdings Corp. (a)	23,521	36,693
Ultra Clean Holdings, Inc. (a)	4,063	36,892
Ultratech, Inc. (a)	4,261	129,449
Varian Semiconductor Equipment Associates, Inc. (a)	11,925	732,672

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (concluded)
VeriFone Systems, Inc. (a)	14,123	$626,355
Viasat, Inc. (a)	6,767	292,808
Volterra Semiconductor Corp. (a)	4,189	103,301
Westell Technologies, Inc., Class A (a)	10,517	37,546
Zhone Technologies, Inc. (a)	5,499	13,033
Zoran Corp. (a)	8,230	69,132
		32,246,438
Tobacco — 0.1%
Alliance One International, Inc. (a)	13,500	43,605
Schweitzer-Mauduit International, Inc.	2,767	155,367
Star Scientific, Inc. (a)(b)	19,871	89,420
Universal Corp.	3,480	131,092
Vector Group Ltd.	6,517	115,937
		535,421
Travel & Leisure — 3.9%
AFC Enterprises, Inc. (a)	4,703	77,364
AMR Corp. (a)	54,033	291,778
Alaska Air Group, Inc. (a)	5,923	405,489
Allegiant Travel Co. (a)	2,476	122,562
Ambassadors Group, Inc.	3,990	35,232
Ameristar Casinos, Inc.	5,180	122,818
Avis Budget Group, Inc. (a)	16,904	288,889
BJ’s Restaurants, Inc. (a)	3,988	208,812
Bally Technologies, Inc. (a)	8,619	350,621
Benihana, Inc. (a)	305	3,178
Benihana, Inc., Class A (a)	2,261	23,718
Biglari Holdings, Inc. (a)	214	83,685
Bluegreen Corp. (a)	3,746	10,976
Bob Evans Farms, Inc.	4,651	162,645
Boyd Gaming Corp. (a)	9,162	79,709
Brinker International, Inc.	14,268	348,995
Buffalo Wild Wings, Inc. (a)	3,053	202,444
CEC Entertainment, Inc.	3,331	133,606
California Pizza Kitchen, Inc. (a)	4,290	79,236
Carmike Cinemas, Inc. (a)	2,500	17,275
Century Casinos, Inc. (a)	5,916	16,447
The Cheesecake Factory, Inc. (a)	8,861	277,970
Choice Hotels International, Inc.	5,168	172,405
Churchill Downs, Inc.	2,020	91,062
Cinemark Holdings, Inc.	14,449	299,239
Cosi, Inc. (a)(b)	11,696	11,111
Cracker Barrel Old Country Store, Inc.	3,657	180,327
Delta Air Lines, Inc. (a)	135,266	1,240,389
Denny’s Corp. (a)	17,794	69,041
DineEquity, Inc. (a)	2,740	143,220
Dollar Thrifty Automotive Group, Inc. (a)	4,341	320,105
Domino’s Pizza, Inc. (a)	6,713	169,436
Dover Downs Gaming & Entertainment, Inc.	3,391	10,851
Dover Motorsports, Inc. (a)	4,712	8,717
Einstein Noah Restaurant Group, Inc.	1,100	16,467
Empire Resorts, Inc. (a)	8,030	7,444

Common Stocks	Shares	Value
Travel & Leisure (continued)
Entertainment Gaming Asia, Inc. (a)	7,758	$2,086
Famous Dave’s of America, Inc. (a)	1,886	18,879
Flanigan’s Enterprises, Inc.	200	1,460
Full House Resorts, Inc. (a)	4,563	14,465
Gaming Partners International Corp.	1,400	9,996
Gaylord Entertainment Co. (a)	6,829	204,870
Great Wolf Resorts, Inc. (a)	7,564	22,995
Hawaiian Holdings, Inc. (a)	8,226	46,888
Hertz Global Holdings, Inc. (a)	37,845	600,979
Hyatt Hotels Corp. (a)	6,071	247,818
International Speedway Corp., Class A	4,304	122,277
Interval Leisure Group, Inc. (a)	6,446	88,246
Isle of Capri Casinos, Inc. (a)	3,944	34,904
Jack in the Box, Inc. (a)	8,163	185,953
JetBlue Airways Corp. (a)	39,753	242,493
Krispy Kreme Doughnuts, Inc. (a)	9,810	93,293
Las Vegas Sands Corp. (a)	76,443	3,226,659
Life Time Fitness, Inc. (a)	6,382	254,706
Live Nation Entertainment, Inc. (a)	25,318	290,397
Luby’s, Inc. (a)	4,339	23,951
MGM Resorts International (a)	51,827	684,635
MTR Gaming Group, Inc. (a)	5,353	16,220
Madison Square Garden, Inc. (a)	9,830	270,620
Marcus Corp.	3,289	32,495
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,870	24,653
Monarch Casino & Resort, Inc. (a)	1,900	19,836
Morgans Hotel Group Co. (a)	5,749	41,335
Multimedia Games Holdings Co., Inc. (a)	4,325	19,679
O’Charleys, Inc. (a)	3,371	24,642
Orbitz Worldwide, Inc. (a)	4,800	11,952
Orient Express Hotels Ltd., Class A (a)	14,839	159,519
P.F. Chang’s China Bistro, Inc.	3,679	148,043
Panera Bread Co., Class A (a)	4,937	620,383
Papa John’s International, Inc. (a)	3,430	114,082
Peet’s Coffee & Tea, Inc. (a)	2,228	128,556
Penn National Gaming, Inc. (a)	10,964	442,288
Pinnacle Airlines Corp. (a)	3,774	17,134
Pinnacle Entertainment, Inc. (a)	9,979	148,687
Premier Exhibitions, Inc. (a)	9,041	15,731
Reading International, Inc., Class A (a)	6,273	28,542
Red Lion Hotels Corp. (a)	3,525	27,848
Red Robin Gourmet Burgers, Inc. (a)	2,402	87,385
Regal Entertainment Group, Series A	13,359	164,984
Republic Airways Holdings, Inc. (a)	7,300	39,858
Rick’s Cabaret International, Inc. (a)	2,300	19,412
Royal Caribbean Cruises Ltd. (a)	21,500	809,260
Ruby Tuesday, Inc. (a)	10,465	112,813
Ruth’s Hospitality Group, Inc. (a)	5,787	32,465

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Travel & Leisure (concluded)
Scientific Games Corp., Class A (a)	11,095		$114,722
Shuffle Master, Inc. (a)	8,816		82,474
Six Flags Entertainment Corp.	8,852		331,507
SkyWest, Inc.	7,905		119,049
Sonic Corp. (a)	10,312		109,617
Speedway Motorsports, Inc.	1,639		23,241
Steiner Leisure Ltd. (a)	2,462		112,464
Texas Roadhouse, Inc., Class A	9,664		169,458
Town Sports International Holdings, Inc. (a)	3,020		22,982
Travelzoo, Inc. (a)	1,210		78,214
US Airways Group, Inc. (a)	26,007		231,722
United Continental Holdings, Inc. (a)	52,870		1,196,448
Vail Resorts, Inc.	5,769		266,643
Vanguard Airlines, Inc. (a)	200		—
WMS Industries, Inc. (a)	9,171		281,733
Wendys	51,703		262,134
World Wrestling Entertainment, Inc.	4,775		45,506
			19,527,549
Total Common Stocks – 95.5%			474,985,686

Other Interests (d)	Beneficial Interest (000)
Chemicals — 0.0%
Eden Bioscience Liquidating Trust	—	(e)	380
Total Other Interests – 0.0%			380

Rights	Shares
Health Care Equipment & Services — 0.0%
H3 Contingent Value (Expires 12/24/12)	2,600		—
Oil & Gas Producers — 0.0%
Zion Oil & Gas, Inc. (Expires 7/21/11)	1,748		10,226
Pharmaceuticals & Biotechnology — 0.0%
Avigen, Inc. (Expires 7/21/11)	1,000		40
Emergent Biosolutions, Inc. (Expires 10/29/13)	3,113		—
Ligand Pharmaceuticals, Inc. (Expires 12/31/11)	4,000		—
Merck Contingent Value (No Expiration Date)	2,600		—
Total Rights – 0.0%			10,266

Warrants (f)	Shares		Value
Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (g)	30		—
Banks — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)	249		$90
Total Warrants – 0.0%			90
Total Long-Term Investments (Cost – $372,183,438) – 95.5%			474,996,422

Short-Term Securities
BlackRock Liquidity Funds TempCash Portfolio, 0.09% (c)(h)	21,618,747	21,618,747

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.44% (c)(h)(i)	$4,696	4,696,426
Total Short-Term Securities (Cost – $26,315,173) – 5.3%		26,315,173

Total Investments (Cost – $398,498,611*) – 100.8%		501,311,595
Liabilities in Excess of Other Assets – (0.8)%		(4,082,758)
Net Assets – 100.0%		$497,228,837

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$401,629,548
Gross unrealized appreciation	$131,100,416
Gross unrealized depreciation	(31,418,369)
Net unrealized appreciation	$99,682,047

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	29

Schedule of Investments (continued)	Master Extended Market Index Series

(c)	Investments in companies considered to be an affiliate of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/ Beneficial Interest Held at December 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2011	Value At June 30, 2011	Realized Gain	Income
BlackRock, Inc.	14,594	504		14,594	—	—	$489,873	$20,760
BlackRock Liquidity Funds, TempCash, Institutional Class	8,555,086	49,815,800	[1]	36,752,129	21,618,747	21,618,747	—	$10,372
BlackRock Liquidity Series. LLC Money Market Series	$9,000,044	—		$(4,303,618)[2]	$4,696,426	$4,696,426	—	$49,701
PennyMac Mortgage Investment Trust	2,935	1,212		—	4,147	68,716	—	$2,974

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(d)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e)	Amount is less than $1,000.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Restricted security as to resale, representing 0.0% of net assets, was as follows:

Issue	Acquisition Date	Cost	Value
Green Hunter Energy, Inc	4/18/08-5/16/08	—	—

(h)	Represents the current yield as of report.

(i)	Security was purchased with the cash collateral from loaned securities.

•	Financial Futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
165	Russell 2000 EMINI	ICE Futures US Indices	September 2011	$13,619,100	$591,202
88	S&P MID 400 EMINI	Chicago Mercantile	September 2011	$8,593,200	265,525
Total					$856,727

See Notes to Financial Statements.

30	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Extended Market Index Series

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,944,337	—	—	$5,944,337
Alternative Energy	889,299	—	—	889,299
Automobiles & Parts	10,933,239	—	—	10,933,239
Banks	22,558,317	—	—	22,558,317
Beverages	1,320,784	—	—	1,320,784
Chemicals	16,705,554	—	—	16,705,554
Construction & Materials	9,346,103	—	—	9,346,103
Electricity	9,142,869	—	—	9,142,869
Electronic & Electrical
Equipment	16,231,455	—	—	16,231,455
Financial Services	12,631,115	$2,955	—	12,634,070
Fixed Line Telecommunications	3,865,533	—	—	3,865,533
Food & Drug Retailers	2,418,447	—	—	2,418,447

Valuation Inputs	Level 1	Level 2	Level 3	Total
Food Producers	$10,335,611	—	$9,410	$10,345,021
Forestry & Paper	1,715,339	—	—	1,715,339
Gas, Water & Multi- Utilities	7,450,397	—	—	7,450,397
General Industrials	6,372,901	—	—	6,372,901
General Retailers	24,219,816	—	—	24,219,816
Health Care Equipment & Services	26,565,846	—	—	26,565,846
Household Goods & Home Construction	9,307,178	—	—	9,307,178
Industrial Engineering	17,203,378	—	—	17,203,378
Industrial Metals & Mining	4,473,769	—	—	4,473,769
Industrial Transportation	7,753,726	—	—	7,753,726
Leisure Goods	3,333,318	—	—	3,333,318
Life Insurance	1,932,683	—	—	1,932,683
Media	14,949,634	—	—	14,949,634
Mining	6,310,805	—	—	6,310,805
Mobile Telecommunications	4,537,693	—	—	4,537,693
Nonlife Insurance	15,605,891	—	—	15,605,891
Oil & Gas Producers	20,004,215	$340	—	20,004,555
Oil Equipment, Services & Distribution	12,827,835	—	—	12,827,835
Personal Goods	7,335,595	—	—	7,335,595
Pharmaceuticals & Biotechnology	23,613,235	—	—	23,613,235
Real Estate Investment & Services	3,123,993	—	—	3,123,993
Real Estate Investment Trusts (REITs)	36,813,914	—	—	36,813,914
Software & Computer Services	25,861,997	—	2	25,861,999
Support Services	19,027,750	—	—	19,027,750
Technology Hardware & Equipment	32,246,438	—	—	32,246,438
Tobacco	535,421	—	—	535,421
Travel & Leisure	19,527,549	—	—	19,527,549
Other Interests:
Chemicals	—	—	380	380
Rights:
Health Care Equipment & Services	—	10,226	—	10,226
Pharmaceuticals & Biotechnology	—	—	40	40
Warrants:
Banks	90	—	—	90
Short-Term Securities	21,618,747	4,696,426	—	26,315,173
Total	$496,591,816	$4,709,947	$9,832	$501,311,595

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	31

Schedule of Investments (concluded)	Master Extended Market Index Series

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$856,727	—	—	$856,727

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

32	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Statement of Assets and Liabilities	Master Extended Market Index Series

June 30, 2011 (Unaudited)
Assets
Investments at value – unaffiliated (including securities loaned of $4,467,044) (cost - $372,105,016)	$474,927,706
Investments at value – affiliated (cost - $26,393,595)	26,383,889
Contributions receivable from investors	1,049,305
Dividends receivable	471,241
Variation margin receivable	157,017
Securities lending income receivable — affiliated	31,830
Prepaid expenses	6,664
Total assets	503,027,652

Liabilities
Collateral on securities loaned at value	4,696,426
Investments purchased payable	728,238
Withdrawals payable to investors	81,847
Investment advisory fees payable	2,776
Other affiliates payable	2,187
Directors’ fees payable	307
Other accrued expenses payable	32,235
Other liabilities payable	254,799
Total liabilities	5,798,815
Net Assets	$497,228,837

Net Assets Consist of
Investors’ capital	$393,458,144
Net unrealized appreciation/depreciation	103,770,693
Net Assets	$497,228,837

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	33

Statement of Operations	Master Extended Market Index Series

June 30, 2011 (Unaudited)
Investment Income
Dividends - unaffiliated	$2,552,813
Foreign taxes withheld	(2,651)
Dividends - affiliated	34,106
Securities lending - affiliated	49,701
Total income	2,663,969

Expenses
Investment advisory	23,752
Custodian	53,746
Accounting services	39,148
Professional	29,875
Printing	6,832
Directors	6,169
Miscellaneous	4,731
Total expenses	164,253
Less fees waived by advisor	(5,999)
Total expenses after fees waived	158,254
Net investment income	2,475,715

Realized and Unrealized Gain
Net realized gain from:
Investments - unaffiliated	2,159,012
Investments - affiliated	489,873
Financial futures contracts	407,175
3,056,060
Net change in unrealized appreciation/depreciation on:
Investments	25,711,627
Financial futures contracts	836,806
26,548,433
Total realized and unrealized gain	29,604,493
Net Increase in Net Assets Resulting from Operations	$32,080,208

See Notes to Financial Statements.

34	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Statements of Changes in Net Assets	Master Extended Market Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$2,475,715	$4,269,729
Net realized gain	3,056,060	8,479,744
Net change in unrealized appreciation/depreciation	26,548,433	75,477,668
Net increase in net assets resulting from operations	32,080,208	88,227,141

Capital Transactions
Proceeds from contributions	86,529,900	141,770,813
Value of withdrawals	(58,806,990)	(78,788,281)
Net increase in net assets derived from capital transactions	27,722,910	62,982,532

Net Assets
Total increase in net assets	59,803,118	151,209,673
Beginning of period	437,425,719	286,216,046
End of period	$497,228,837	$437,425,719

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	35

Financial Highlights	Master Extended Market Index Series

		Year Ended December 31,
	Six Months Ended June 30, 2011 (Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	7.18%[1]	28.65%	37.08%	(39.13)%	5.22%	15.92%

Ratios to Average Net Assets
Total expenses	0.07%[2]	0.08%	0.11%	0.11%	0.08%	0.08%
Total expenses after fees waived	0.07%[2]	0.08%	0.10%	0.11%	0.08%	0.08%
Net investment income	1.10%[2]	1.30%	1.26%	1.47%	1.33%	1.66%

Supplemental Data
Net assets, end of period (000)	$497,229	$437,426	$286,216	$199,403	$316,760	$324,343
Portfolio turnover	7%	15%	20%	33%	33%	24%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

36	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	Master Extended Market Index Series

1. Organization and Significant Accounting Policies:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	37

Notes to Financial Statements (continued)	Master Extended Market Index Series

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange traded financial futures contracts is deemed minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of June 30, 2011
	Asset Derivatives

	Statement of Assets and Liabilities Location	Value

Equity contracts	Unrealized appreciation on Equity contracts	$856,727

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2011

Net Realized Gain From
Financial Futures Contracts
Equity Contracts	$407,175

Net Change in Unrealized Appreciation/Depreciation on
Financial Futures Contracts
Equity Contracts	$836,806

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial Futures Contracts:
Average number of contracts
purchased	219
Average notional value of contracts purchased	$18,709,862

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

38	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (concluded)	Master Extended Market Index Series

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series’ (excluding dividend expenses, interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.12% of the average daily value of the Series’ net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series paid to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2011, the Series reimbursed the Manager $2,173 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2011, BIM received $16,990 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments excluding short-term securities and US government securities for the six months ended June 30, 2011, were $51,259,250 and $32,323,998, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Series pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of June 30, 2011, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	39

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Extended Market Index Series

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17 18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

          The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

40	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Extended Market Index Series

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

          At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Portfolio; and (f) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

          A.           Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	41

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Extended Market Index Series

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

          B.           The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to funds in the Portfolio’s applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Portfolio management to discuss the performance of the Portfolio throughout the year.

          The Board noted that the Portfolio’s gross performance exceeded its benchmark index during two of the one-, three- and five-year periods reported.

          The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

C.	Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared the Portfolio’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

42	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Extended Market Index Series

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets.

          D.           Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	43

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Extended Market Index Series

          E.          Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

44	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Officers and Directors	Master Extended Market Index Series

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and Trust Company
Boston, MA 02116

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	45

Master Mid Cap Index Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2011 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2011, Master Mid Cap Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 8.39%, while the benchmark Standard & Poor’s (“S&P”) MidCap 400® Index returned 8.56% for the same period. The S&P MidCap 400® Index is a market capitalization-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of industries.

• The return for the Series differs from the benchmark based on Series expenses.

Describe the market environment.

•

US equity markets began the year on an upswing. Confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets. US stocks moved higher during the first four months of 2011 despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of US and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

•

All of the sectors in the benchmark S&P MidCap 400® Index posted positive returns for the period. Stocks exhibiting more defensive characteristics outperformed the more cyclical sectors. Consumer staples (+31.91%) came out far ahead of all other sectors. Health care (+13.71%), utilities (+10.51%) and energy (+12.31%) also posted double-digit gains. Telecommunication services (+0.85%) lagged the index.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the S&P MidCap 400® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

• The Series engaged in futures contracts for purposes of gaining equity exposure on the Series’ cash balance, which did not have a material impact on performance.

Describe portfolio positioning at period end.

• The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	1

Portfolio Information as of June 30, 2011	Master Mid Cap Index Series

Sector Allocation	Percent of Long-Term Investments
Financials	17%
Industrials	16
Information Technology	15
Consumer Discretionary	14
Health Care	11
Energy	9
Materials	7
Utilities	6
Consumer Staples	4
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.8%
Alliant Techsystems, Inc.	3,306	$235,817
BE Aerospace, Inc. (a)	10,152	414,303
Huntington Ingalls Industries, Inc. (a)	4,810	165,945
Triumph Group, Inc.	1,886	187,808
		1,003,873
Air Freight & Logistics — 0.2%
UTI Worldwide, Inc.	10,119	199,243
Airlines — 0.3%
Alaska Air Group, Inc. (a)	3,530	241,664
JetBlue Airways Corp. (a)	20,068	122,415
		364,079
Auto Components — 1.1%
BorgWarner, Inc. (a)	10,775	870,512
Gentex Corp.	14,053	424,822
		1,295,334
Automobiles — 0.1%
Thor Industries, Inc.	4,191	120,868
Beverages — 0.5%
Hansen Natural Corp. (a)	6,786	549,327
Biotechnology — 1.1%
United Therapeutics Corp. (a)	5,034	277,374
Vertex Pharmaceuticals, Inc. (a)	20,267	1,053,681
		1,331,055
Building Products — 0.2%
Lennox International, Inc.	4,416	190,197
Capital Markets — 2.0%
Affiliated Managers Group, Inc. (a)	5,123	519,728
Apollo Investment Corp.	19,313	197,186
Eaton Vance Corp.	11,677	352,996
Greenhill & Co., Inc.	2,518	135,519
Jefferies Group, Inc., New Shares	14,037	286,355
Raymond James Financial, Inc.	9,966	320,407
SEI Investments Co.	14,228	320,272
Waddell & Reed Financial, Inc., Class A	8,504	309,120
		2,441,583
Chemicals — 3.5%
Albemarle Corp.	9,024	624,461
Ashland, Inc.	7,790	503,390
Cabot Corp.	6,461	257,600
Cytec Industries, Inc.	4,848	277,257
Intrepid Potash, Inc. (a)	4,379	142,317
Lubrizol Corp.	6,325	849,258
Minerals Technologies, Inc.	1,804	119,587
NewMarket Corp.	942	160,809
Olin Corp.	7,859	178,085
RPM International, Inc.	12,848	295,761

Common Stocks	Shares	Value
Chemicals (concluded)
The Scotts Miracle-Gro Co.	4,418	$226,688
Sensient Technologies Corp.	4,936	182,978
Valspar Corp.	9,225	332,653
		4,150,844
Commercial Banks — 3.3%
Associated Banc-Corp.	17,078	237,384
BancorpSouth, Inc.	7,264	90,146
Bank of Hawaii Corp.	4,701	218,691
Cathay General Bancorp	7,763	127,236
City National Corp.	4,663	252,968
Commerce Bancshares, Inc.	7,636	328,348
Cullen/Frost Bankers, Inc.	6,032	342,919
East-West Bancorp, Inc.	14,649	296,056
FirstMerit Corp.	10,773	177,862
Fulton Financial Corp.	19,639	210,334
Hancock Holding Co.	5,086	157,564
International Bancshares Corp.	5,222	87,364
Prosperity Bancshares, Inc.	4,622	202,536
SVB Financial Group (a)	4,226	252,334
Synovus Financial Corp.	63,184	131,423
TCF Financial Corp.	15,673	216,287
Trustmark Corp.	5,621	131,588
Valley National Bancorp	16,738	227,804
Webster Financial Corp.	7,255	152,500
Westamerica Bancorp	2,850	140,363
		3,981,707
Commercial Services & Supplies — 1.6%
The Brink’s Co.	4,600	137,218
Clean Harbors, Inc. (a)	2,270	234,378
Copart, Inc. (a)	5,886	274,288
Corrections Corp. of America (a)	10,573	228,905
Deluxe Corp.	5,077	125,453
HNI Corp.	4,419	111,005
Herman Miller, Inc.	5,654	153,902
Mine Safety Appliances Co.	3,073	114,746
Rollins, Inc.	6,259	127,558
Waste Connections, Inc.	11,184	354,868
		1,862,321
Communications Equipment — 1.5%
Adtran, Inc.	6,372	246,660
Ciena Corp. (a)	9,371	172,239
Plantronics, Inc.	4,744	173,298
Polycom, Inc. (a)	8,685	558,446
Riverbed Technology, Inc. (a)	15,108	598,126
		1,748,769
Computers & Peripherals — 0.6%
Diebold, Inc.	6,437	199,611
NCR Corp. (a)	15,623	295,119

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	3

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computers & Peripherals (concluded)
QLogic Corp. (a)	10,333	$164,501
		659,231
Construction & Engineering — 1.3%
Aecom Technology Corp. (a)	11,739	320,944
Granite Construction, Inc.	3,363	82,494
KBR, Inc.	14,917	562,222
Shaw Group, Inc. (a)	7,115	214,944
URS Corp. (a)	7,744	346,467
		1,527,071
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	4,489	358,985
Containers & Packaging — 1.8%
AptarGroup, Inc.	6,619	346,438
Greif, Inc.	3,073	199,837
Packaging Corp. of America	9,881	276,569
Rock-Tenn Co., Class A	6,699	444,412
Silgan Holdings, Inc.	4,836	198,131
Sonoco Products Co.	9,818	348,932
Temple-Inland, Inc.	10,668	317,266
		2,131,585
Distributors — 0.3%
LKQ Corp. (a)	14,364	374,757
Diversified Consumer Services — 1.0%
Career Education Corp. (a)	6,204	131,215
ITT Educational Services, Inc. (a)	2,270	177,605
Matthews International Corp., Class A	2,915	117,037
Regis Corp.	5,715	87,554
Service Corp. International	23,527	274,795
Sotheby’s Holdings, Inc., Class A	6,655	289,492
Strayer Education, Inc.	1,208	152,679
		1,230,377
Diversified Financial Services — 0.4%
MSCI, Inc. (a)	11,826	445,604
Diversified Telecommunication Services — 0.3%
TW Telecom, Inc. (a)	14,840	304,665
Electric Utilities — 1.7%
Cleco Corp.	6,010	209,449
DPL, Inc.	11,515	347,292
Great Plains Energy, Inc.	13,391	277,595
Hawaiian Electric Industries, Inc.	9,390	225,923
IDACORP, Inc.	4,886	192,997
NV Energy, Inc.	23,223	356,473
PNM Resources, Inc.	8,552	143,161
Westar Energy, Inc.	11,198	301,338
		2,054,228
Electrical Equipment — 1.7%
Acuity Brands, Inc.	4,267	238,013
Ametek, Inc.	15,825	710,543
Hubbell, Inc., Class B	5,933	385,348
Regal-Beloit Corp.	3,807	254,193
Thomas & Betts Corp. (a)	5,165	278,135

Common Stocks	Shares	Value
Electrical Equipment (concluded)
Woodward Governor Co.	5,832	$203,304
		2,069,536
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc. (a)	11,426	474,179
Avnet, Inc. (a)	15,039	479,443
Ingram Micro, Inc., Class A (a)	15,863	287,755
Itron, Inc. (a)	4,002	192,736
National Instruments Corp.	8,795	261,124
Tech Data Corp. (a)	4,574	223,623
Trimble Navigation Ltd. (a)	12,071	478,494
Vishay Intertechnology, Inc. (a)	16,301	245,167
		2,642,521
Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc. (a)	5,554	245,098
CARBO Ceramics, Inc.	1,871	304,879
Dresser-Rand Group, Inc. (a)	7,854	422,153
Dril-Quip, Inc. (a)	3,395	230,283
Exterran Holdings, Inc. (a)	6,310	125,127
Helix Energy Solutions Group, Inc. (a)	10,457	173,168
Oceaneering International, Inc.	10,686	432,783
Oil States International, Inc. (a)	5,044	403,066
Patterson-UTI Energy, Inc.	15,211	480,820
Superior Energy Services, Inc. (a)	7,847	291,438
Tidewater, Inc.	5,111	275,023
Unit Corp. (a)	3,940	240,064
		3,623,902
Food & Staples Retailing — 0.4%
BJ’s Wholesale Club, Inc. (a)	5,387	271,236
Ruddick Corp.	4,215	183,521
		454,757
Food Products — 2.3%
Corn Products International, Inc.	7,511	415,208
Flowers Foods, Inc.	11,072	244,016
Green Mountain Coffee Roasters, Inc. (a)	12,285	1,096,559
Lancaster Colony Corp.	1,870	113,733
Ralcorp Holdings, Inc. (a)	5,418	469,091
Smithfield Foods, Inc. (a)	16,351	357,596
Tootsie Roll Industries, Inc.	2,472	72,331
		2,768,534
Gas Utilities — 2.1%
AGL Resources, Inc.	7,708	313,793
Atmos Energy Corp.	8,897	295,825
Energen Corp.	7,096	400,924
National Fuel Gas Co.	8,138	592,446
Questar Corp.	17,479	309,553
UGI Corp.	10,995	350,631
WGL Holdings, Inc.	5,050	194,374
		2,457,546

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Mid Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 3.1%
The Cooper Cos., Inc.	4,622	$366,247
Gen-Probe, Inc. (a)	4,721	326,457
Hill-Rom Holdings, Inc.	6,222	286,461
Hologic, Inc. (a)	25,741	519,196
Idexx Laboratories, Inc. (a)	5,645	437,826
Immucor, Inc. (a)	6,937	141,654
Kinetic Concepts, Inc. (a)	6,065	349,526
Masimo Corp.	5,892	174,875
ResMed, Inc. (a)(b)	15,052	465,859
Steris Corp.	5,838	204,213
Teleflex, Inc.	3,969	242,347
Thoratec Corp. (a)	5,642	185,171
		3,699,832
Health Care Providers & Services — 3.5%
Catalyst Health Solutions, Inc. (a)	4,902	273,630
Community Health Systems, Inc. (a)	9,258	237,745
Health Management Associates, Inc., Class A (a)	24,941	268,864
Health Net, Inc. (a)	8,915	286,082
Henry Schein, Inc. (a)	9,078	649,894
Kindred Healthcare, Inc. (a)	5,108	109,669
LifePoint Hospitals, Inc. (a)	5,174	202,200
Lincare Holdings, Inc.	9,329	273,060
Mednax, Inc. (a)	4,729	341,387
Omnicare, Inc.	11,416	364,056
Owens & Minor, Inc.	6,283	216,701
Universal Health Services, Inc., Class B	9,614	495,409
VCA Antech, Inc. (a)	8,521	180,645
WellCare Health Plans, Inc. (a)	4,195	215,665
		4,115,007
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	18,732	363,775
Hotels, Restaurants & Leisure — 1.4%
Bally Technologies, Inc. (a)	4,254	173,053
Bob Evans Farms, Inc.	2,994	104,700
Brinker International, Inc.	8,358	204,437
The Cheesecake Factory, Inc. (a)	5,747	180,283
International Speedway Corp., Class A	2,887	82,020
Life Time Fitness, Inc. (a)	4,170	166,425
Panera Bread Co., Class A (a)	2,995	376,352
Scientific Games Corp., Class A (a)	6,299	65,131
WMS Industries, Inc. (a)	5,646	173,445
Wendys	31,824	161,348
		1,687,194
Household Durables — 1.5%
American Greetings Corp., Class A	3,996	96,064
KB Home	7,143	69,859
MDC Holdings, Inc.	3,740	92,154

Common Stocks	Shares	Value
Household Durables (concluded)
Mohawk Industries, Inc. (a)	5,551	$333,004
NVR, Inc. (a)	579	420,053
Ryland Group, Inc.	4,393	72,616
Toll Brothers, Inc. (a)	14,423	299,133
Tupperware Corp.	6,144	414,413
		1,797,296
Household Products — 0.9%
Church & Dwight Co., Inc.	14,069	570,358
Energizer Holdings, Inc. (a)	6,859	496,317
		1,066,675
IT Services — 2.3%
Acxiom Corp. (a)	8,020	105,142
Alliance Data Systems Corp. (a)	5,023	472,514
Broadridge Financial Solutions LLC	12,152	292,499
Convergys Corp. (a)(c)	11,969	163,257
CoreLogic, Inc. (a)	10,763	179,850
DST Systems, Inc.	3,528	186,278
Gartner, Inc. (a)	8,525	343,472
Global Payments, Inc.	7,883	402,033
Lender Processing Services, Inc.	8,516	178,070
Mantech International Corp., Class A	2,245	99,723
NeuStar, Inc., Class A (a)	6,437	168,649
SRA International, Inc., Class A (a)	4,264	131,843
		2,723,330
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	6,029	296,808
Insurance — 3.9%
American Financial Group, Inc.	7,440	265,534
Arthur J. Gallagher & Co.	10,879	310,487
Aspen Insurance Holdings Ltd.	6,980	179,595
Brown & Brown, Inc. (c)	11,545	296,245
Everest Re Group Ltd.	5,344	436,872
Fidelity National Title Group, Inc., Class A	21,986	346,060
First American Financial Corp.	10,375	162,369
HCC Insurance Holdings, Inc.	11,194	352,611
The Hanover Insurance Group, Inc.	4,481	168,978
Mercury General Corp.	3,516	138,847
Old Republic International Corp.	25,120	295,160
Protective Life Corp.	8,450	195,448
Reinsurance Group of America, Inc.	7,276	442,817
Stancorp Financial Group, Inc.	4,460	188,167
Transatlantic Holdings, Inc.	6,153	301,559
Unitrin, Inc.	4,832	143,365
W.R. Berkley Corp.	11,436	370,984
		4,595,098
Internet Software & Services — 1.1%
AOL, Inc. (a)	10,538	209,285
Digital River, Inc. (a)	3,915	125,906
Equinix, Inc. (a)	4,611	465,803
Rackspace Hosting, Inc. (a)	9,802	418,937

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	5

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
ValueClick, Inc. (a)	7,766	$128,916
		1,348,847
Leisure Equipment & Products — 0.4%
Eastman Kodak Co. (a)(b)	26,599	95,225
Polaris Industries, Inc.	3,384	376,199
		471,424
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A (a)	1,932	230,604
Charles River Laboratories International, Inc. (a)	5,092	206,990
Covance, Inc. (a)	5,973	354,617
Mettler-Toledo International, Inc. (a)	3,163	533,503
Pharmaceutical Product Development, Inc.	11,154	299,373
Techne Corp.	3,657	304,884
		1,929,971
Machinery — 5.7%
AGCO Corp. (a)	9,333	460,677
Bucyrus International, Inc.	8,015	734,655
Crane Co.	4,543	224,470
Donaldson Co., Inc.	7,515	456,010
Gardner Denver, Inc.	5,147	432,605
Graco, Inc.	5,974	302,643
Harsco Corp.	7,949	259,137
IDEX Corp.	8,161	374,182
Kennametal, Inc.	8,056	340,044
Lincoln Electric Holdings, Inc.	8,308	297,842
Nordson Corp.	6,721	368,647
Oshkosh Corp. (a)	8,976	259,765
Pentair, Inc.	9,691	391,129
SPX Corp.	5,021	415,036
Terex Corp. (a)	10,796	307,146
Timken Co.	8,001	403,250
Trinity Industries, Inc.	7,872	274,575
Valmont Industries, Inc.	2,109	203,287
Westinghouse Air Brake Technologies Corp.	4,755	312,499
		6,817,599
Marine — 0.4%
Alexander & Baldwin, Inc.	4,100	197,456
Kirby Corp. (a)	5,287	299,614
		497,070
Media — 0.9%
AMC Networks, Inc. (a)	5,658	246,123
DreamWorks Animation SKG, Inc., Class A (a)	7,002	140,740
John Wiley & Sons, Inc., Class A	4,613	239,922
Lamar Advertising Co., Class A (a)	5,677	155,379
Meredith Corp.	3,598	112,006

Common Stocks	Shares	Value
Media (concluded)
The New York Times Co., Class A (a)	11,782	$102,739
Scholastic Corp.	2,361	62,803
		1,059,712
Metals & Mining — 1.3%
Carpenter Technology Corp.	4,339	250,274
Commercial Metals Co.	11,387	163,403
Compass Minerals International, Inc.	3,238	278,695
Reliance Steel & Aluminum Co.	7,368	365,821
Steel Dynamics, Inc.	21,509	349,521
Worthington Industries, Inc.	5,503	127,119
		1,534,833
Multi-Utilities — 1.8%
Alliant Energy Corp.	10,921	444,048
Black Hills Corp.	3,891	117,080
MDU Resources Group, Inc.	18,587	418,207
NSTAR	10,197	468,858
OGE Energy Corp.	9,638	484,984
Vectren Corp.	8,053	224,357
		2,157,534
Multiline Retail — 0.9%
99 Cents Only Stores (a)	4,664	94,400
Dollar Tree, Inc. (a)	12,031	801,505
Saks, Inc. (a)	16,124	180,105
		1,076,010
Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	5,385	227,085
Oil, Gas & Consumable Fuels — 4.0%
Arch Coal, Inc.	20,900	557,194
Bill Barrett Corp. (a)	4,652	215,620
Cimarex Energy Co.	8,417	756,857
Comstock Resources, Inc. (a)	4,701	135,342
Forest Oil Corp. (a)	11,191	298,912
Frontier Oil Corp.	10,415	336,509
HollyFrontier Corp.	5,232	363,101
Northern Oil And Gas, Inc. (a)(b)	5,366	118,857
Overseas Shipholding Group, Inc. (b)	2,654	71,499
Patriot Coal Corp. (a)	9,002	200,384
Plains Exploration & Production Co. (a)	13,879	529,067
Quicksilver Resources, Inc. (a)	11,642	171,836
SM Energy Co.	6,264	460,279
Southern Union Co.	12,277	492,921
		4,708,378
Paper & Forest Products — 0.4%
Domtar Corp.	4,040	382,669
Louisiana-Pacific Corp. (a)	13,059	106,300
		488,969

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals — 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)	11,473	$460,870
Medicis Pharmaceutical Corp., Class A	6,084	232,226
Perrigo Co.	8,212	721,589
		1,414,685
Professional Services — 1.0%
Corporate Executive Board Co.	3,406	148,672
FTI Consulting, Inc. (a)	4,148	157,375
Korn/Ferry International (a)	4,640	102,033
Manpower, Inc.	8,092	434,136
Towers Watson & Co.	4,445	292,081
		1,134,297
Real Estate Investment Trusts (REITs) — 7.7%
Alexandria Real Estate Equities, Inc.	6,080	470,714
BRE Properties	7,230	360,632
Camden Property Trust	6,909	439,551
Corporate Office Properties Trust	7,007	217,988
Cousins Properties, Inc.	10,245	87,492
Duke Realty Corp.	24,878	348,541
Equity One, Inc.	6,115	113,984
Essex Property Trust, Inc.	3,208	434,010
Federal Realty Investment Trust	6,126	521,813
Highwoods Properties, Inc.	5,873	194,572
Hospitality Properties Trust	12,160	294,880
Liberty Property Trust	11,347	369,685
The Macerich Co.	12,881	689,134
Mack-Cali Realty Corp.	8,565	282,131
Nationwide Health Properties, Inc.	12,467	516,258
Omega Healthcare Investors, Inc.	10,015	210,415
Potlatch Corp.	3,961	139,704
Rayonier, Inc.	7,986	521,885
Realty Income Corp.	12,486	418,156
Regency Centers Corp.	8,851	389,178
SL Green Realty Corp.	8,151	675,473
Senior Housing Properties Trust	14,955	350,097
Taubman Centers, Inc.	5,503	325,778
UDR, Inc.	18,681	458,619
Weingarten Realty Investors	11,893	299,228
		9,129,918
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	4,226	398,512
Road & Rail — 1.3%
Con-way, Inc.	5,463	212,019
J.B. Hunt Transport Services, Inc.	8,523	401,348
Kansas City Southern (a)	10,800	640,764
Landstar System, Inc.	4,719	219,339
Werner Enterprises, Inc.	4,386	109,870
		1,583,340
Semiconductors & Semiconductor Equipment — 3.3%
Atmel Corp. (a)	45,024	633,488
Cree, Inc. (a)	10,779	362,067

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Cypress Semiconductor Corp. (a)	16,548	$349,825
Fairchild Semiconductor International, Inc. (a)	12,578	210,178
Integrated Device Technology, Inc. (a)	14,636	115,039
International Rectifier Corp. (a)	6,879	192,406
Intersil Corp., Class A	12,392	159,237
Lam Research Corp. (a)	12,253	542,563
RF Micro Devices, Inc. (a)	27,317	167,180
Semtech Corp. (a)	6,436	175,960
Silicon Laboratories, Inc. (a)(b)	4,391	181,173
Skyworks Solutions, Inc. (a)	18,329	421,200
Varian Semiconductor Equipment Associates, Inc. (a)	7,424	456,130
		3,966,446
Software — 4.6%
ACI Worldwide, Inc. (a)	3,303	111,542
Advent Software, Inc. (a)	3,215	90,567
Ansys, Inc. (a)	9,037	494,053
Cadence Design Systems, Inc. (a)	26,494	279,777
Concur Technologies, Inc. (a)	4,623	231,474
Factset Research Systems, Inc.	4,542	464,737
Fair Isaac Corp.	3,934	118,807
Informatica Corp. (a)	10,410	608,256
Jack Henry & Associates, Inc.	8,506	255,265
Mentor Graphics Corp. (a)	10,962	140,423
Micros Systems, Inc. (a)	7,986	396,984
Parametric Technology Corp. (a)	11,697	268,212
Quest Software, Inc. (a)	6,010	136,607
Rovi Corp. (a)	11,114	637,499
Solera Holdings, Inc.	6,955	411,458
Synopsys, Inc. (a)	14,443	371,330
TIBCO Software, Inc. (a)	15,921	462,027
		5,479,018
Specialty Retail — 3.9%
ANN, Inc. (a)	5,137	134,076
Aaron Rents, Inc., Class A	7,099	200,618
Advance Auto Parts, Inc.	7,544	441,249
Aéropostale, Inc. (a)	7,966	139,405
American Eagle Outfitters, Inc.	19,201	244,813
Ascena Retail Group, Inc. (a)	6,784	230,995
Barnes & Noble, Inc.	3,875	64,247
Chico’s FAS, Inc.	17,360	264,393
Collective Brands, Inc. (a)	6,086	89,403
Dick’s Sporting Goods, Inc. (a)	8,990	345,665
Foot Locker, Inc.	15,149	359,940
Guess?, Inc.	6,294	264,726
J. Crew Group, Inc. Escrow (a)	5,645	—
Office Depot, Inc. (a)	28,003	118,173
PetSmart, Inc.	11,161	506,375
RadioShack Corp.	10,429	138,810
Rent-A-Center, Inc.	6,273	191,703
Tractor Supply Co.	7,112	475,650
Williams-Sonoma, Inc.	10,337	377,197
		4,587,438

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	7

Schedule of Investments (continued)	Master Mid Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp. (a)	3,809	$335,725
Fossil, Inc. (a)	4,920	579,182
Hanesbrands, Inc. (a)	9,508	271,453
Phillips-Van Heusen Corp.	6,630	434,066
Timberland Co., Class A (a)	3,880	166,724
Under Armour, Inc., Class A (a)	3,515	271,745
The Warnaco Group, Inc. (a)	4,336	226,556
		2,285,451
Thrifts & Mortgage Finance — 1.1%
Astoria Financial Corp.	8,173	104,533
First Niagara Financial Group, Inc.	29,848	393,990
New York Community Bancorp, Inc.	43,036	645,109
Washington Federal, Inc.	10,953	179,958
		1,323,590
Tobacco — 0.1%
Universal Corp.	2,290	86,264
Trading Companies & Distributors — 0.7%
GATX Corp.	4,575	169,824
MSC Industrial Direct Co., Class A (a)	4,451	295,146
United Rentals, Inc. (a)	6,167	156,642
Watsco, Inc.	2,792	189,828
		811,440
Water Utilities — 0.2%
Aqua America, Inc.	13,614	299,236
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	8,438	262,253
Telephone & Data Systems, Inc., Special Shares	543	14,623
		276,876
Total Long-Term Investments (Cost - $78,435,672) – 98.9%		117,781,457

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (d)(e)	2,317,734	2,317,734

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.10% (d)(e)(f)	$273	$272,625
Total Short-Term Securities (Cost – $2,590,359) – 2.2%		2,590,359
Total Investments (Cost – $81,026,031*) – 101.1%		120,371,816
Liabilities in Excess of Other Assets – (1.1)%		(1,293,409)
Net Assets – 100.0%		$119,078,407

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$81,989,277
Gross unrealized appreciation	$39,355,711
Gross unrealized depreciation	(973,172)
Net unrealized appreciation	$38,382,539

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Net Activity	Shares/ Beneficial Interest Held at June 30, 2011	Income

BlackRock
Liquidity
Funds,
TempCash,
Institutional
Class	1,435,699	882,035	2,317,734	$2,119
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$1,457,388	$(1,184,763)	$272,625	$5,848

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Schedule of Investments (concluded)	Master Mid Cap Index Series

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
17	S&P Mid 400 E-Mini	Chicago Mercantile	September 2011	$1,617,689	$42,361

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Series’ perceived risk of investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Securities[1]	$117,781,457	—	—	$117,781,457
Short-Term Securities	2,317,734	$272,625	—	2,590,359
Total	$120,099,191	$272,625	—	$120,371,816

[1] See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$42,361	—	—	$42,361

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	9

Statement of Assets and Liabilities	Master Mid Cap Index Series

June 30, 2011 (Unaudited)
Assets
Investments at value – unaffiliated (including securities loaned of $254,099) (cost - $78,435,672)	$117,781,457
Investments at value – affiliated (cost - $2,590,359)	2,590,359
Dividends receivable	86,779
Investments sold receivable	81,530
Margin variation receivable	11,334
Securities lending income receivable — affiliated	4,950
Prepaid expenses	12,488
Total assets	120,568,897

Liabilities
Collateral on securities loaned at value	272,625
Investments purchased payable	770,351
Withdrawals payable to investors	445,224
Other affiliates payable	870
Directors’ fees payable	722
Investment advisory fees payable	698
Total liabilities	1,490,490
Net Assets	$119,078,407

Net Assets Consist of
Investors’ capital	$79,690,261
Net unrealized appreciation/depreciation	39,388,146
Net Assets	$119,078,407

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Statement of Operations	Master Mid Cap Index Series

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Dividends - unaffiliated	$590,400
Securities lending - affiliated	5,848
Dividends - affiliated	2,119
Total income	598,367

Expenses
Investment advisory	5,322
Custodian	24,381
Professional	21,327
Accounting services	15,794
Registration	4,702
Directors	2,558
Printing	2,552
Miscellaneous	2,916
Total expenses	79,552
Less fees waived by advisor	(1,256)
Total expenses after fees waived	78,296
Net investment income	520,071

Realized and Unrealized Gain
Net realized gain from:
Investments	2,998,809
Financial futures contracts	136,088
3,134,897
Net change in unrealized appreciation/depreciation on:
Investments	4,813,841
Financial futures contracts	30,727
4,844,568
Total realized and unrealized gain	7,979,465
Net Increase in Net Assets Resulting from Operations	$8,499,536

See Notes to Financial Statements.

	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	11

Statements of Changes in Net Assets	Master Mid Cap Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$520,071	$1,011,202
Net realized gain	3,134,897	5,403,790
Net change in unrealized appreciation/depreciation	4,844,568	14,161,872
Net increase in net assets resulting from operations	8,499,536	20,576,864

Capital Transactions
Proceeds from contributions	38,374,218	41,742,542
Value of withdrawals	(18,937,951)	(45,804,867)
Net increase (decrease) in net assets derived from capital transactions	19,436,267	(4,062,325)

Net Assets
Total increase in net assets	27,935,803	16,514,539
Beginning of period	91,142,604	74,628,065
End of period	$119,078,407	$91,142,604

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Financial Highlights	Master Mid Cap Index Series

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,

		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	8.39%[1]	26.30%	37.13%	(36.25)%	7.98%	10.30%

Ratios to Average Net Assets
Total expenses	0.15%[2]	0.16%	0.14%	0.14%	0.10%	0.09%
Total expenses after fees waived and paid indirectly	0.15%[2]	0.15%	0.13%	0.14%	0.10%	0.09%
Net investment income	0.98%[2]	1.14%	1.36%	1.70%	1.49%	1.61%

Supplemental Data
Net assets, end of period (000)	$119,078	$91,143	$74,628	$104,609	$167,746	$120,365
Portfolio turnover	6%	32%	31%	33%	23%	28%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	13

Notes to Financial Statements (Unaudited)	Master Mid Cap Index Series

1. Organization and Significant Accounting Policies:

Master Mid Cap Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividends and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the Series accepted only cash collateral in connection with securities loaned.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Mid Cap Index Series

measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statements and disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Value of Derivative Financial Instruments as of June 30, 2011
Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/depreciation*	$42,361

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2011
Net Realized Gain from
Financial Futures Contracts
Equity contracts	$136,088

Net Change in Unrealized Appreciation/Depreciation on
Financial Futures Contracts
Equity contracts	$30,727

For the six months ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	19
Average notional value of contracts purchased	$1,765,526

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	15

Notes to Financial Statements (concluded)	Master Mid Cap Index Series

Manager pays BIM for services it provides, a monthly fee that is a percentage For the six months ended June 30, 2011, the Series reimbursed the Manager $820 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2011, BIM received $520 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2011, were $27,405,956 and $6,724,447, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2010. The Series did not borrow under the credit agreement during the six months ended June 30, 2011.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from of the investment advisory fees paid by the Series to the Manager. counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Master Mid Cap Index Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 5, 2011 and May 17 18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Mid Cap Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

          The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), and the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

          At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

          At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	17

Master Mid Cap Index Series

Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Portfolio; and (f) other factors deemed relevant by the Board Members.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to the Portfolio’s applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Portfolio management to discuss the performance of the Portfolio throughout the year.

          The Board noted that the Portfolio’s gross performance was below its benchmark index in the one- and three-year periods reported, but that the Portfolio’s gross performance exceeded its benchmark index for the five-year period reported. The Board and BlackRock reviewed and discussed the reasons for the Portfolio’s underperformance during the one- and three-year periods compared with its benchmark index. The Board was informed that, among other things, over the three-year period performance trailed the benchmark index by only one basis point.

          The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

          The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Master Mid Cap Index Series

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared the Portfolio’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

D. Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

E. Other Factors Deemed Relevant by the Board Members

          The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

          The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

          The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	19

Master Mid Cap Index Series

Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011

Officers and Directors	Master Mid Cap Index Series

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Richard S. Davis, Director
Henry Gabbay, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment
Management, LLC
Princeton, NJ 08540

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and
Trust Company
Boston, MA 02116

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2011	21

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: September 2, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Quantitative Master Series LLC

Date: September 2, 2011